ARMADA HIGH YIELD BOND FUND
                                   PROSPECTUS
                          ----------------------------


                                [Graphic Omitted]

                                A SHARES (RETAIL)
                                  JULY 28, 2002


THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES
OR PASSED UPON THE ADEQUACY
OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.


                              [Armada Logo Omitted]

INVESTMENT ADVISER
NATIONAL CITY INVESTMENT
MANAGEMENT COMPANY

ABOUT THIS PROSPECTUS
Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class A Shares of the Armada High Yield Bond Fund before investing. The Trust also offers Class A Shares as well as Class B and H Shares of Armada money market funds, equity funds, asset allocation funds, other fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at WWW.ARMADAFUNDS.COM or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


ARMADA HIGH YIELD BOND FUND ..............................................  1

MORE INFORMATION ABOUT PRINCIPAL
   INVESTMENT STRATEGIES .................................................  4

MORE INFORMATION ABOUT FUND INVESTMENTS ..................................  5

INVESTOR PROFILE .........................................................  5

INVESTMENT ADVISER AND INVESTMENT TEAM ...................................  5

PURCHASING, SELLING AND EXCHANGING FUND SHARES ...........................  6

DIVIDENDS AND TAXES ...................................................... 12

FINANCIAL HIGHLIGHTS ..................................................... 13

ARMADA HIGH YIELD BOND FUND
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FUND SUMMARY

INVESTMENT GOAL
High level of current income along with
capital appreciation

PRINCIPAL INVESTMENT STRATEGY
Investing in high yield, high risk debt securities

PRINCIPAL RISKS
Loss risk, market risk, credit risk, interest rate risk, prepayment/extension risk


PRINCIPAL INVESTMENT STRATEGIES
The Armada High Yield Bond Fund's investment objective is to provide a high level of current income along with capital appreciation. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes (at the time of purchase) will be invested in high yield bonds, which include debt securities of all types. The term "high yield" is generally understood to describe debt securities that are rated below investment grade. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

Debt securities rated below investment grade are commonly referred to as "junk bonds." Junk bonds are debt securities that are rated below BBB by Standard & Poor's Ratings Group or Baa by Moody's Investor Service, Inc., or are of comparable quality. The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. If a security is downgraded or upgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Fund generally maintains a dollar-weighted average maturity of between five and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.


PRINCIPAL RISKS
OF INVESTING
LOSS RISK. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in Fund shares is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

MARKET RISK. The value of your investment in the Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that any or all of its fixed income market segments may underperform other segments of the fixed income markets or the fixed income markets as a whole.

CREDIT RISK. High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.




                                                                 1 PROSPECTUS

ARMADA HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The Fund is also subject to debt extension risk. Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

For additional information about risks, see "More Information About Principal Investment Strategies."


PERFORMANCE INFORMATION
There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.


2 PROSPECTUS


FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold
Fund shares.

 SHAREHOLDER FEES
 (PAID DIRECTLY FROM YOUR INVESTMENT) CLASS A

Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)1                              4.75%
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Maximum Deferred Sales Charge (Load) (as percentage of net asset value)                                          None
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other
Distributions (as a percentage of offering price)                                                                None
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Redemption Fee (as a percentage of amount redeemed, if applicable)                                               None
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Exchange Fee                                                                                                     None

  ANNUAL FUND OPERATING EXPENSES
 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Investment Advisory Fees                                                                                         0.60%
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Distribution (12b-1) Fees2                                                                                       0.10%
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Other Expenses:
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     Shareholder Servicing Fees3                                                                                 0.25%
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     Other4                                                                                                      0.33%
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Total Other Expenses                                                                                             0.58%
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Total Annual Fund Operating Expenses2                                                                            1.28%
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1 This sales charge varies depending upon how much you invest. See "Sales Charges."

2 During the current fiscal year, distribution (12b-1) fees are expected to be limited to no more than 0.04%. With this fee limitation, the Fund's actual Total Annual Fund Operating Expenses are expected to be 1.22%. This fee limitation is in place as of the date of this prospectus but may be revised or discontinued at any time.

3 Certain financial institutions may provide administrative services to their customers who own Class A Shares and may be paid up to 0.25% (on an annualized basis) of the net asset value of the respective share classes. For further information, see
  "Shareholder Services Plan" in the Statement of Additional Information.

4 Other expenses are based on estimated amounts for the current fiscal year.

For more information about these fees, see "Investment Adviser and Investment Team."

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EXAMPLE
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This Example is intended to help you compare the cost of investing in the Armada
High Yield Bond Fund with the cost of investing in other mutual funds. The
Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                                      1 YEAR                  3 YEARS
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 CLASS A SHARES                        $599                     $862
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


                                                                  3 PROSPECTUS

MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

FIXED INCOME SECURITIES
The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:
o High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.
o The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.
o Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.
o The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.
o Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting the Fund's interests.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


4 PROSPECTUS

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MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in high yield debt securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities, including securities of issuers in emerging markets. Such investments are not used as part of the Fund's principal investment strategies. Securities of Canadian issuers are not subject to this limitation. While not considered a principal investment strategy, the Fund may from time to time purchase securities that are in default.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.


INVESTOR PROFILE

The High Yield Bond Fund is generally appropriate for investors seeking high current income and capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in junk bonds. Please consult your financial adviser for help in deciding whether the Fund is right for you.


INVESTMENT ADVISER
AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of June 30, 2002, the Adviser had approximately $29.9 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Taxable Fixed Income Management Team. The Adviser is entitled to a management fee at the contractual rate of 0.60% of the average annual net assets of the Fund.


                                                                  5 PROSPECTUS

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PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Class A Shares of the Fund.

      CLASS A SHARES
       O FRONT-END SALES CHARGE
       O LOW 12B-1 FEES
       O $500 MINIMUM INITIAL INVESTMENT -
         NO SUBSEQUENT MINIMUM INVESTMENT
       O $50 MINIMUM MONTHLY INVESTMENT THROUGH
         PLANNED INVESTMENT PROGRAM

Class A Shares are for individuals, corporate investors and retirement plans. For investors purchasing shares through a Planned Investment Program, the minimum initial investment is $50. See "Planned Investment Program" on page 7.
--------------------------------------------------------------------------------

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
HOW TO PURCHASE FUND SHARES

                               NEW ACCOUNT SET UP                                    ADDING TO AN EXISTING ACCOUNT
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INTERNET
WWW.ARMADAFUNDS.COM            Visit our site and click on "Open an Account          You may place your purchase order on our
                               Online." Or log on to our online Forms                Web Site using your established banking
                               Center to print or complete an application on         instructions for payment. To authorize this
                               line. Mail the application to the address             service, please complete an Account Charge
                               below. Unless you arrange to pay by wire or           Form or call 1-800-622-FUND (3863).
                               ACH, write your check, payable in U.S.
                               dollars, to "Armada Funds (Fund name)." The Trust
                               cannot accept third-party checks, starter checks,
                               credit cards, credit card checks or cash or cash
                               equivalents (i.e., cashier's check, bank draft,
                               money order or travelers' check).
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE                      Call our Investor Services Line to obtain an          Call our Investor Services Line to purchase
1-800-622-FUND (3863)          application                                           additional shares. To authorize this service,
                                                                                     please complete an Account Change Form
                                                                                     or call 1-800-622-FUND (3863).
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MAIL                           Complete an application and mail it along             Make your check payable to "Armada
                               with a check payable, in U.S. dollars, to             Funds (Fund Name)." Please include your
                               "Armada Funds (Fund Name)."                           account number on your check and mail it
                                                                                     to the address at the left.
                                 Armada Funds
                                 P.O. Box 8421
                                 Boston, MA 02266-8421
                                 to the address at the left. Boston,
                                 MA 02266-8421

                               For overnight delivery mail to:
                                 Boston Financial Data Services
                                 Attn: Armada Funds
                                 66 Brooks Drive
                                 Braintree, MA 02184

                               The Trust cannot accept third-party checks,
                               starter checks, credit cards, credit card checks
                               or cash or cash equivalents (i.e., cashier's
                               check, bank draft, money order or travelers'
                               check).
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AUTOMATED CLEARNIN             Complete "Bank, Wire & Electronic Funds               A Planned Investment Program can be set
HOUSE                          Transfer Instructions" section of the                 up to automatically purchase shares on
("ACH")                        application to have funds directly                    designated dates during the month. Please
                               transferred from a bank account. A primary            see "Planned Investment Program" below.
                               and secondary account may be established.
                               Please note all electronic transfers will be on
                               the primary account unless notified
                               otherwise. Any changes in these
                               instructions must be made in writing to
                               Armada Funds with a signature guarantee.

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6 PROSPECTUS

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                               NEW ACCOUNT SET UP                                  ADDING TO AN EXISTING ACCOUNT
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PLANNED INVESTMENT             With a $50 minimum initial investment and            With current account information on your
PROGRAM                        if you have a checking or savings account            account, participation in the program
                               can with a bank, you may purchase Class A            be arranged via the Internet or by calling
                               Shares automatically through regular                 1-800-622-FUND (3863).
                               deductions from your account in amounts
                               of at least $50 per month per account.               For existing accounts, without account
                                                                                    information, participation can be arranged by
                               You may arrange for participation in this            completing an Account Change Form with
                               program when a new account is established.           banking information. This form must include
                                                                                    a signature guarantee by a bank or other
                                                                                    financial institution.
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WIRE                           To purchase shares by wire, call                     Call 1-800-622-FUND (3863) prior to sending
                               1-800-622-FUND (3863) to set up your                 the wire in order to obtain a confirmation
                               account to accommodate wire transactions             number and to ensure prompt and accurate
                               and to receive a wire control number to be           handling of funds. Ask your bank to transmit
                               included in the body of the wire. Ask your           immediately available funds by wire as
                               bank to transmit immediately available               described at the left. Please include your
                               funds by wire in the amount of your                  account number.
                               purchase to:
                                  State Street Bank and Trust Company               The Fund and its transfer agent are not
                                  ABA # 011000028                                   responsible for the consequences of delays
                                  Account 99052755 Credit Armada Funds              resulting from the banking or Federal Reserve
                                  (Account Registration)                            Wire system, or from incomplete wiring
                                  (Account Number)                                  instructions.
                                  (Wire Control Number)

                               Note: Your bank may charge you a fee
                               for this service.

                               The Fund and its transfer agent are not
                               responsible for the consequences of
                               delays resulting from the banking or
                               Federal Reserve Wire system, or from
                               incomplete wiring instructions.
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FINANCIAL INTERMEDIARY         Contact your financial consultant. Please            Contact your financial consultant. Please
                               note, your financial consultant or institution       note, your financial consultant or institution
                               may charge a fee for its services.                   may charge a fee for its services.
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
                                                                  7 PROSPECTUS

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BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

Your investment representative is responsible for transmitting all purchase and sale requests, investment information, documentation and money to the Fund on time. Certain investment representatives have agreements with the Fund that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the investment representative must send your payment to the Fund by the time it prices its shares on the following day. If your investment representative fails to do so, it may be responsible for any resulting fees or losses.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order plus the applicable front-end sales charge. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received after the Fund's closing time and credit will be given the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are not readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.


SALES CHARGES
FRONT-END SALES CHARGES -- CLASS A SHARES

The offering price of Class A Shares is the NAV next calculated after the Fund receives your request, plus the front-end sales load.

The amount of any front-end sales charge included in your offering price varies, depending on the amount of your investment:

--------------------------------------------------------------------------------
                                                        DEALERS'
                   SALES CHARGE AS   AS A % OF NET    REALLOWANCE
IF YOUR            A % OF OFFERING    ASSET VALUE   AS A % OF OFFERING
INVESTMENT IS:     PRICE PER SHARE    PER SHARE      PRICE PER SHARE
--------------------------------------------------------------------------------
Less than $50,000       4.75            5.00             4.50
--------------------------------------------------------------------------------
$50,000 but less
    than $100,000       4.00            4.20             3.75
--------------------------------------------------------------------------------
 $100,000 but less
   than $250,000        3.75            3.90             3.50
--------------------------------------------------------------------------------
 $250,000 but less
   than $500,000        2.50            2.80             2.25
--------------------------------------------------------------------------------
 $500,000 but less
   than $1,000,000      2.20            2.00             1.75
--------------------------------------------------------------------------------
$1,000,000 or more      0.00            0.00             0.00
--------------------------------------------------------------------------------



8 PROSPECTUS

--------------------------------------------------------------------------------

There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more. However, if you redeem the shares within one year after the purchase date, a sales charge of 1.00% of the amount redeemed will be assessed against your account.

WAIVER OF FRONT-END SALES CHARGE

The front-end sales charge will be waived on Class A Shares purchased:

o by Trustees and Officers of the Trust and their immediate families (spouse, parents, siblings, children and grandchildren);

o by directors and retired directors of National City Corporation (NCC) or any of its affiliates and their immediate families, employees and retired employees of NCC or any of its affiliates and their immediate families and participants in employee benefit/retirement plans of NCC or any of its affiliates and their immediate families;

o by officers, directors, employees and retirees of Boston Financial Data Services, Inc. and members of their immediate families;

o by direct transfer or rollover from a qualified plan for which affiliates of NCC serve as trustee or agent (or certain institutions having relationships with affiliates of NCC);

o by investors purchasing through payroll deduction, investors in Armada Plus account through NCC's Retirement Plan Services or investors investing through "one stop" networks;

o by orders placed by qualified broker-dealers, investment advisers or financial planners who charge a management fee for their services and place trades for their own account or accounts of clients;

o through certain broker-dealers who have agreed to provide certain services with respect to shares of the Funds, including Charles Schwab Mutual Fund Marketplace.(TM) Check with your broker-dealer to see if you qualify for this exemption; and

o by direct rollover from an Armada Plus Retirement Plan or Armada SIMPLE IRA.

REPURCHASE OF CLASS A SHARES

You may repurchase any amount of Class A Shares of the Fund at NAV without the normal front-end sales charge, up to the limit of the value of any amount of Class A Shares (other than those which were purchased with reinvested dividends and distributions) that you redeemed within the past 180 days. In effect, this allows you to reacquire shares that you may have had to redeem, without paying another front-end sales charge. To exercise this privilege, the Fund must receive your purchase order within 180 days of your redemption. IN ADDITION, YOU MUST NOTIFY THE FUND WHEN YOU SEND IN YOUR PURCHASE ORDER THAT YOU ARE REPURCHASING SHARES AND WOULD LIKE TO EXERCISE THIS OPTION.

REDUCED SALES CHARGES

RIGHTS OF ACCUMULATION. In calculating the appropriate sales charge rate, this right allows you to add the value of the Class A Shares you already own to the amount that you are currently purchasing. The Fund will combine the value of your current purchases with the current value of any Class A Shares you purchased previously for:

   (i)   your account;
   (ii)  your spouse's account;
   (iii) a joint account with your spouse; or
   (iv)  your minor children's trust or custodial accounts.

A fiduciary purchasing shares for the same fiduciary account, trust or estate may also use this right of accumulation. The Fund will only consider the value of Class A Shares purchased previously that were sold subject to a sales charge. TO BE ENTITLED TO A REDUCED SALES CHARGE BASED ON SHARES ALREADY OWNED, YOU MUST ASK US FOR THE REDUCTION AT THE TIME OF PURCHASE. You must provide the Fund with your account number(s) and, if applicable, the account numbers for your spouse and/or children (and provide the children's ages). The Fund may amend or terminate this right of accumulation at any time.

LETTER OF INTENT. You may purchase Class A Shares at the sales charge rate applicable to the total amount of the purchases you intend to make over a 13-month period. In other words, a Letter of Intent allows you to purchase Class A Shares of the Fund over a 13-month period and receive the same sales charge as if you had purchased all the shares at the same time. The Fund will only consider the value of Class A Shares sold subject to a sales charge. As a result, Class A Shares purchased with dividends or distributions will not be included in the calculation. To be entitled to a reduced sales charge based on shares you intend to purchase over the 13-month period, you must send the Fund a Letter of Intent. In calculating the total amount of purchases you may include in your letter purchases made up to 90 days before the date of the Letter. The 13-month period begins on the date of the first purchase, including those purchases made in the 90-day period before the date of the Letter. Please note that the purchase price of these prior purchases will not be adjusted.

                                                                 9 PROSPECTUS

-------------------------------------------------------------------------------

The Letter authorizes the Fund to hold in escrow 4% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13-month period or you redeem the entire amount within one year from the date on which the total intended purchase was completed, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

COMBINED PURCHASE/QUANTITY DISCOUNT PRIVILEGE. When calculating the appropriate sales charge rate, the Fund will combine same day purchases of Class A Shares (that are subject to a sales charge) made by you, your spouse and your minor children (under age 21). This combination also applies to Class A Shares you purchase with a Letter of Intent. YOU MUST NOTIFY THE FUND OF THE PURCHASES THAT QUALIFY FOR THIS DISCOUNT.

GENERAL INFORMATION ABOUT SALES CHARGES

Your securities dealer is paid a commission when you buy Class A Shares. Your securities dealer is also paid a servicing fee immediately.

From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.

HOW TO SELL YOUR FUND SHARES

Holders of Class A Shares may sell shares by following the procedures established when they opened their account or accounts.

INTERNET
WWW.ARMADAFUNDS.COM
The minimum amount for Internet redemption is $100. You may arrange for participation in a Systematic Withdrawal Plan (see below for more information). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of redemption (minimum amount is $100). Redemptions will be sent to the shareholder's address or bank account on record.

SYSTEMATIC WITHDRAWAL PLAN
If you have at least $1,000 in your account, you may use the Systematic Withdrawal Plan. Under the plan you may arrange periodic automatic withdrawals of at least $100 from the Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, via electronic transfer to your account. Participation in this program can be arranged when completing an account application or an Account Change Form, via the Internet, or calling our Investor Services line.

FINANCIAL INTERMEDIARY
Contact your financial consultant. Your financial consultant or institution may charge a fee for its services, in addition to the fees charged by the Fund.

RECEIVING YOUR MONEY

If you would like the proceeds of your redemption to be sent to an address or made payable to a payee other than the information we have on record, or if you wish to sell $100,000 or more of your shares, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share for redemption requests received in good order by the Fund will be the next NAV determined. Good order means that your request includes complete information and legal requirements on your redemption.

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). IF YOU RECENTLY CHANGED YOUR ADDRESS, YOU WILL NOT BE ABLE TO REDEEM YOUR SHARES WITHIN 10 DAYS AFTER THE CHANGE WITHOUT A SIGNATURE GUARANTEE.



10 PROSPECTUS

-------------------------------------------------------------------------------

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALE OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b)  the NYSE is closed for other than customary weekend and holiday closings;

(c)  the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

INTERNET
WWW.ARMADAFUNDS.COM
You may exchange your shares through the Internet. The minimum amount for Internet exchange into a new fund is $500. You may arrange for participation in a Systematic Exchange Plan (see Systematic Exchange Plan below for more information). To authorize this service, please call 1-800-622-FUND (3863) or visit our Forms Center online to obtain an Account Change Form.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into existing account (minimum amount is $500). To authorize this service, please complete an Account Change Form or call 1-800-622-FUND (3863).

SYSTEMATIC EXCHANGE PROGRAM
Exchange existing shares of an Armada Money Market Fund for any other Armada Fund of the same class automatically, at periodic intervals. The minimum exchange is $50.

MAIL
Indicate which existing fund you would like to transfer to (you may only exchange within the same share class) and mail to the following address:

         Armada Funds
         P.O. Box 8421
         Boston, MA 02266-8421
For overnight delivery mail to:
         Boston Financial Data Services
         Attn: Armada Funds
         66 Brooks Drive
         Braintree, MA 02184
The exchange minimum is at least $500.

FINANCIAL INTERMEDIARY
Contact your financial consultant. Your financial consultant or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit,


                                                                  11 PROSPECTUS

-------------------------------------------------------------------------------

amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

You may exchange Class A Shares of the Fund for Class A Shares of any other Armada Fund. If you exchange shares that you purchased without a sales charge or with a lower sales charge into an Armada Fund with a sales charge or with a higher sales charge, the exchange is subject to an incremental sales charge equal to the difference between the lower and higher applicable sales charges. If you exchange shares into an Armada Fund with the same, lower or no sales charge, there is no incremental sales charge for the exchange in this manner.

TELEPHONE AND INTERNET TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone or via the Internet is extremely convenient, but not without risk. Although the Trust has certain safeguards and procedures to confirm the authenticity of instructions, the Trust is not responsible for any losses or costs incurred by following telephone or Internet instructions we reasonably believe to be genuine. If you or your financial institution transact with the Fund over the telephone or via the Internet, you will generally bear the risk of any loss, provided the Fund has followed reasonable procedures to confirm the authenticity of instructions.

SYSTEMATIC EXCHANGE PROGRAM

Because purchases of Class A Shares of the Fund may be subject to an initial sales charge, it may be beneficial for you to execute a Letter of Intent indicating an intent to purchase Class A Shares in connection with this program.

You may arrange for participation in this program via the Internet at WWW.ARMADAFUNDS.COM, by calling 1-800-622-FUND (3863) or by completing an account application.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan with respect to Class A Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class A Shares, after fee limitations, as a percentage of average daily net assets are 0.04%. Absent fee limitations, the Fund is permitted to pay up to 0.10% for distribution fees on Class A Shares.

The Fund also has adopted a shareholder services plan that permits the Fund to use its assets to pay for services provided by financial institutions to their customers who hold Class A Shares of the Fund. The Fund may pay these institutions up to 0.25% of the average daily net assets attributable to Class A Shares for these shareholder services.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options directly through the Internet at WWW.ARMADAFUNDS.COM, or you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid the next day if done through the Internet or after the Fund receives your written notice.



12 PROSPECTUS

--------------------------------------------------------------------------------

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.


FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not commenced operations prior to the date of this prospectus.

                                                                  13 PROSPECTUS

NOTES
-------------------------------------------------------------------------------


14 PROSPECTUS

                                                                         NOTES
-------------------------------------------------------------------------------


                                                                  15 PROSPECTUS

-------------------------------------------------------------------------------


                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                         SEIInvestments Distribution Co.
                             One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  LEGAL COUNSEL
                            Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996



16 PROSPECTUS

-------------------------------------------------------------------------------

BOARD OF TRUSTEES

ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Commercial Metals Company
Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
Executive Vice President,
     National City Corporation
Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.


JOHN F. DURKOTT
President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.


ROBERT J. FARLING
Retired Chairman, President and Chief
     Executive Officer, Centerior Energy


RICHARD W. FURST
Garvice D. Kincaid Professor of Finance
     and Dean, Gatton College of Business
     and Economics, University of Kentucky
Director:
Foam Design, Inc.
The Seed Corporation
Office Suites Plus, Inc.
ihigh, Inc.


GERALD L. GHERLEIN
Retired Executive Vice President
   and General Counsel, Eaton Corporation


J. WILLIAM PULLEN
President and Chief Executive Officer,
     Whayne Supply Company

The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.

                                                        [Armada Logo Omitted]

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports will list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston,  MA  02266-8421

FROM THE SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at PUBLICINFO@SEC.GOV or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Armada Funds' Investment Company Act
registration number is 811-4416.


[Armada Funds Logo Omitted]

                                                       ARM-PS-010-0100 (07/02)

                           ARMADA HIGH YIELD BOND FUND
                                   PROSPECTUS
--------------------------------------------------------------------------------

                                [Graphic Omitted]

                            I SHARES (INSTITUTIONAL)
                                  JULY 28, 2002

THE SECURITIES AND EXCHANGE
COMMISSION HAS NOT APPROVED
OR DISAPPROVED THESE SECURITIES
OR PASSED UPON THE ADEQUACY
OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY
IS A CRIMINAL OFFENSE.

                              [Armada Logo Omitted]
                              WWW.ARMADAFUNDS.COM

INVESTMENT ADVISER
NATIONAL CITY INVESTMENT
MANAGEMENT COMPANY


ABOUT THIS PROSPECTUS
Armada Funds (the Trust) is a mutual fund family that offers different classes of shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information that you should know about the Class I Shares of the Armada High Yield Bond Fund before investing. The Trust also offers Class I Shares of Armada money market funds, equity funds, asset allocation funds, other fixed income funds and tax free bond funds in separate prospectuses. To view the prospectuses or obtain more information on Armada Funds, visit us on-line at WWW.ARMADAFUNDS.COM or call 1-800-622-FUND (3863). Please read this prospectus and keep it for future reference.

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR MORE DETAILED INFORMATION ABOUT THE FUND, PLEASE SEE:


ARMADA HIGH YIELD BOND FUND ............................................    1

MORE INFORMATION ABOUT PRINCIPAL
   INVESTMENT STRATEGIES ...............................................    3

MORE INFORMATION ABOUT FUND INVESTMENTS ................................    4

INVESTOR PROFILE .......................................................    4

INVESTMENT ADVISER AND INVESTMENT TEAM .................................    4

PURCHASING, SELLING AND EXCHANGING FUND SHARES .........................    5

DIVIDENDS AND TAXES ....................................................    8

FINANCIAL HIGHLIGHTS ...................................................    9

ARMADA HIGH YIELD BOND FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FUND SUMMARY
INVESTMENT GOAL
High level of current income along with capital appreciation

PRINCIPAL INVESTMENT STRATEGY
Investing in high yield, high risk debt securities

PRINCIPAL RISKS
Loss risk, market risk, credit risk, interest rate risk, prepayment/extension risk
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES

The Armada High Yield Bond Fund's investment objective is to provide a high level of current income along with capital appreciation. The investment objective may be changed without a shareholder vote.

Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes (at the time of purchase) will be invested in high yield bonds, which include debt securities of all types. The term "high yield" is generally understood to describe debt securities that are rated below investment grade. The Fund will provide shareholders with at least 60 days notice before changing this 80% policy.

Debt securities rated below investment grade are commonly referred to as "junk bonds." Junk bonds are debt securities that are rated below BBB by Standard & Poor's Ratings Group or Baa by Moody's Investor Service, Inc., or are of comparable quality. The Fund may invest in all types of debt securities but will invest primarily in corporate debt securities, mortgage-backed securities and asset-backed securities of U.S. and Canadian issuers.

In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. If a security is downgraded or upgraded, the Adviser will reevaluate the holding to determine whether it is in the best interests of investors to sell. The Fund generally maintains a dollar-weighted average maturity of between five and ten years.

Due to its investment strategy, the Fund may buy and sell securities frequently. In some instances this may increase transaction costs and capital gains tax liabilities, and may lower Fund performance.


PRINCIPAL RISKS
OF INVESTING

LOSS RISK. No matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments.

An investment in Fund shares is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

MARKET RISK. The value of your investment in the Fund is based primarily on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on the Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise and vice versa. Also, longer-term securities are generally more volatile, so the average maturity or duration of these securities affects risk.

The Fund is also subject to the risk that any or all of its fixed income market segments may underperform other segments of the fixed income markets or the fixed income markets as a whole.

CREDIT RISK. High-yield bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. High-yield bonds involve greater risk of price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of high-yield bonds may be more susceptible than other issuers to economic downturns. High-yield bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

                                                                    ------------
                                                                    1 PROSPECTUS

INTEREST RATE RISK. An investment in the Fund is subject to interest rate risk, which is the possibility that the Fund's yield will decline due to falling interest rates.

PREPAYMENT/EXTENSION RISK. The Fund is also subject to debt extension risk. Debt extension risk is the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease and the Fund will suffer from the inability to invest in higher yielding securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates. This risk of prepayment is an additional risk of mortgage-backed securities. This risk also exists for other asset-backed securities, although generally to a lesser degree.

For additional information about risks, see "More Information About Principal Investment Strategies."

PERFORMANCE INFORMATION

There is no performance information for the Fund because it had not commenced operations prior to the date of this prospectus.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                                                 HIGH YIELD
                                                 BOND FUND
                                                  CLASS I
--------------------------------------------------------------------------------
Investment Advisory Fees                            0.60%
--------------------------------------------------------------------------------
Distribution (12b-1) Fees1                          0.10%
--------------------------------------------------------------------------------
Other Expenses2                                     0.33%
--------------------------------------------------------------------------------
Total Annual Fund
Operating Expenses1                                 1.03%
--------------------------------------------------------------------------------
1 During the current fiscal year, distribution (12b-1) fees are expected to be limited to no more than 0.04%. With this fee limitation, the Fund's actual Total Annual Fund Operating Expenses are expected to be 0.97%. This fee limitation is in place as of the date of this prospectus but may be revised or discontinued at any time.
2 Other expenses are based on estimated amounts for the current fiscal year.

For more information about these fees, see "Investment Adviser and Investment Team."

--------------------------------------------------------------------------------
EXAMPLE
--------------------------------------------------------------------------------
This Example is intended to help you compare the cost of investing in the Armada High Yield Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same, and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                              1 YEAR      3 YEARS
                              ------      -------
CLASS I SHARES                 $105         $328


------------
2 PROSPECTUS

--------------------------------------------------------------------------------
MORE INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES

This section provides additional information about the principal investment strategies used by the Fund and the related risks. Our Statement of Additional Information contains more information about the particular types of securities in which the Fund invests.

FIXED INCOME SECURITIES
The market value of fixed income investments changes in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates.

Some fixed income securities may be subject to call risk. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. This may cause the Fund's average weighted maturity to fluctuate, and may require the Fund to invest the resulting proceeds at lower interest rates.

Some fixed income securities may be subject to event risk. Securities may suffer declines in credit quality and market value due to issuer restructurings or other factors. This risk should be reduced because of the diversification provided by the Fund's multiple holdings.

HIGH-YIELD, LOWER RATED SECURITIES (or "junk bonds") are subject to additional risks associated with investing in high-yield securities, including:

o High-yield, lower rated securities involve greater risk of default or price declines than investments in investment grade securities (e.g., securities rated BBB or higher by S&P or Baa or higher by Moody's) due to changes in the issuer's creditworthiness.

o The market for high-yield, lower rated securities may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of the Fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

o Market prices for high-yield, lower rated securities may be affected by investors' perception of the issuer's credit quality and the outlook for economic growth. Thus, prices for high-yield, lower rated securities may move independently of interest rates and the overall bond market.

o The market for high-yield, lower rated securities may be adversely affected by legislative and regulatory developments.

o Investment in securities already in default poses an additional risk of loss should non-payment of principal and interest continue. Even if such securities are held to maturity, recovery of the initial investment and any anticipated income or appreciation is uncertain. In addition, expenses may be incurred in seeking recovery of default payments or otherwise protecting the Fund's interests.

ASSET-BACKED SECURITIES
Asset-backed securities are fixed income securities representing an interest in a pool of shorter-term loans such as automobile loans, home equity loans, equipment or computer leases or credit card receivables. The payments from the loans are passed through to the security holder. The loans underlying asset-backed securities tend to have prepayment rates that do not vary with interest rates. In addition, the short-term nature of the loans reduces the impact of any change in prepayment level. However, it is possible that prepayments will alter the cash flow on asset-backed securities and it is not possible to determine in advance the actual final maturity date or average life. Faster prepayment will shorten the average life and slower prepayment will lengthen it, affecting the price volatility of the security. However, it is possible to determine what the range of that movement could be and to calculate the effect that it will have on the price of the security.

MORTGAGE-BACKED SECURITIES
Mortgage-backed securities are fixed income securities representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates. Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.

                                                                    ------------
                                                                    3 PROSPECTUS

ARMADA HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

MORE INFORMATION ABOUT FUND INVESTMENTS

The principal investments and strategies described in preceding sections of this prospectus are those that we use under normal circumstances. The Fund also may invest in other securities, use other strategies and engage in other investment practices. Certain of these investments and strategies are described in this section. See our Statement of Additional Information for more detail on the investments and strategies used by the Fund.

For temporary defensive purposes, to avoid losses during unusual economic, market, political or other conditions, the Fund may invest up to 100% of its assets in short-term high quality debt instruments. These instruments would not ordinarily be consistent with the Fund's principal investment strategies, and may prevent the Fund from achieving its investment objective. The Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for achieving the Fund's investment objective. The Fund also may temporarily deviate from its policy requiring it to invest at least 80% of its net assets in high yield debt securities in other limited, appropriate circumstances, such as unusually large cash inflows or redemptions, or the temporary unavailability of a sufficient supply of such securities.

In fulfilling the 80% requirement referred to in the preceding paragraph, the Fund may include in the computation synthetic instruments with economic characteristics similar to the types of securities subject to the requirement, such as derivatives or futures contracts. A derivative is an instrument that derives its value from the performance of an underlying financial asset, index or other investment. A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specified future date. Derivatives and futures contracts are not considered to be part of the Fund's principal investment strategies. These instruments may carry greater risk than other types of securities in which the Fund invests. Derivatives and futures contracts and their related risks are discussed in detail in our Statement of Additional Information.

The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities, including securities of issuers in emerging markets. Such investments are not used as part of the Fund's principal investment strategies. Securities of Canadian issuers are not subject to this limitation. While not considered a principal investment strategy, the Fund may from time to time purchase securities that are in default.

The Trust has obtained an order from the SEC that allows the Fund to use cash balances that have not been invested in portfolio securities and cash collateral from securities lending programs to purchase shares of the money market funds offered by the Trust. The Fund will hold shares of money market funds only to the extent that its total investment in the money market funds does not exceed 25% of its total assets.

INVESTOR PROFILE

The High Yield Bond Fund is generally appropriate for investors seeking high current income and capital appreciation who are willing to accept the risks of investing in a fund that invests primarily in junk bonds. Please consult your financial adviser for help in deciding whether the Fund is right for you.

INVESTMENT ADVISER AND INVESTMENT TEAM

National City Investment Management Company, with its principal offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Adviser to the Fund. As of June 30, 2002, the Adviser had approximately $29.9 billion in assets under management. The Adviser, including its predecessors, has been providing investment management services to institutional clients since 1995.

The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the Fund's investment program. The Board of Trustees of the Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

The Adviser utilizes a team approach for management of the Fund. No one person is primarily responsible for making investment recommendations to the team. The Adviser's management team responsible for the Fund is the Taxable Fixed Income Management Team. The Adviser is entitled to a management fee at the contractual rate of 0.60% of the average annual net assets of the Fund.


------------
4 PROSPECTUS

PURCHASING, SELLING AND EXCHANGING FUND SHARES

CLASS I SHARES HAVE NO SALES CHARGE, NO MINIMUM INITIAL INVESTMENT AND ARE ONLY AVAILABLE TO FINANCIAL INSTITUTIONS.

Class I Shares are for financial institutions investing for their own or their customers' accounts.

From time to time, the Adviser may pay from its own resources a fee to financial institutions that generate purchase orders. These fees are described in our Statement of Additional Information.


HOW TO PURCHASE FUND SHARES

                              NEW ACCOUNT SET UP                                      ADDING TO AN EXISTING ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
TELEPHONE                  Call our Investor Services Line to obtain an               Call our Investor Services Line to
1-800-622-FUND (3863)      application.                                               purchase additional shares.
------------------------------------------------------------------------------------------------------------------------------------
MAIL                       Complete an application and mail it along with a           Make your check payable to "Armada
                           check payable, in U.S. dollars, to "Armada Funds           Funds (Fund Name)." Please include
                           (Fund Name)."                                              your account number on your check and
                                                                                      mail it to the address at the left.
                               Armada Funds
                               P.O. Box 8421
                               Boston, MA 02266-8421

                           For overnight delivery mail to:
                               Boston Financial Data Services
                               Attn: Armada Funds
                               66 Brooks Drive
                               Braintree, MA 02184

                           The Trust cannot accept third-party checks, starter
                           checks, credit cards, credit card checks or cash or
                           cash equivalent (i.e., cashier's check,
                           bank draft, money order or travelers' check).
------------------------------------------------------------------------------------------------------------------------------------
WIRE                       To purchase shares by wire, call                           Call 1-800-622-FUND (3863) prior to
                           1-800-622-FUND (3863) to set up your account               sending the wire in order to obtain a
                           to accommodate wire transactions and to receive            confirmation number and to ensure
                           a wire control number to be included in the                prompt and accurate handling of funds.
                           body of the wire. Ask your bank to transmit                Ask your bank to transmit immediately
                           immediately available funds by wire in the                 available funds by wire as described at
                           amount of your purchase to:                                the left. Please include your account number.
                               State Street Bank and Trust Company
                               ABA # 011000028                                        The Fund and its transfer agent are not
                               Account 99052755 Credit Armada Funds                   responsible for the consequences of
                               (Account Registration)                                 delays resulting from the banking or
                               (Account Number)                                       Federal Reserve Wire system, or from
                               (Wire Control Number)                                  incomplete wiring instructions.

                           Note: Your bank may charge you a fee for this service.

                           The Fund and its transfer agent are not responsible
                           for the consequences of delays resulting from the
                           banking or Federal Reserve Wire system, or from
                           incomplete wiring instructions.
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INTERMEDIARY     You may buy shares through accounts with                   Please refer to New Account Set Up to
                           brokers or other financial institutions that are           the left.
                           authorized to place trades in Fund shares for
                           their customers. If you invest through an
                           authorized institution, you will have to follow
                           its procedures. Your broker or institution may
                           charge a fee for its services, in addition to
                           the fees charged by the Trust. Address
                           correspondence or questions regarding a
                           Fund to your institution.
------------------------------------------------------------------------------------------------------------------------------------

                                                                    ------------
                                                                    5 PROSPECTUS

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange is open for business (a "Business Day").

The Trust may reject any purchase order if it is determined that accepting the order would not be in the best interests of the Fund or its shareholders

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after the Fund receives your purchase order. Daily NAV is calculated for the Fund each Business Day at the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). NAV is not calculated on holidays when the New York Stock Exchange is closed for trading. The deadline for submitting a purchase order to the Transfer Agent in order to receive the current Business Day's NAV is 4:00 p.m. Eastern time.

On any Business Day when the Bond Market Association ("BMA") recommends that the securities markets close early, the Fund reserves the right to close at or prior to the BMA recommended closing time. If the Fund does so, it will cease granting same Business Day credit for purchase and redemption orders received after the Fund's closing time and credit will be given the next Business Day.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the assets of the Fund less liabilities and class expenses.

In calculating NAV, the Fund generally values its investment portfolio at market price. In the event that a sale of a particular fixed income security is not reported for that day, fixed income securities are priced at the mean between the most recent quoted bid and asked prices. Unlisted securities and securities traded on a national securities market for which market quotations are readily available are valued at the mean between the most recent bid and asked prices.

In the event that a sale of a particular equity security is not reported for that day, shares are priced at the last bid quotation. If market prices are unavailable or the Fund thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees.

The Fund may hold securities that are listed on foreign exchanges. Foreign securities are valued based on quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. Sometimes the price of a security trading on a foreign exchange may be affected by events that happen after the exchange closes. If this happens, the fair value of the security may be determined using other factors and may not reflect the security's last quoted price. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of the Fund.

SALES CHARGES
There are no sales charges on the purchase of Class I Shares.

HOW TO SELL YOUR FUND SHARES

TELEPHONE
1-800-622-FUND (3863)
Call with the account name, number, and amount of redemption. All redemptions must follow the procedures established when the account or accounts were established.

FINANCIAL INTERMEDIARY
Contact your broker or institution to redeem your shares. Your broker or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The sale price of each share will be the next NAV determined after the Fund receives your request.

If you recently changed your address on your account, redemption proceeds will not be available until after 10 business days without a signature guarantee.

------------
6 PROSPECTUS

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within seven days after we receive your request in good order. Good order means that your request includes complete information on your redemption. Your proceeds can be wired to your bank account or sent to you by check. Armada Funds does not charge a fee to wire your funds; however, your institution may charge a fee.

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Fund's remaining shareholders), we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend the right of redemption or postpone the date of payment for shares redeemed during any period when:

(a) trading on the NYSE is restricted by applicable rules and regulations of the SEC;

(b) the NYSE is closed for other than customary weekend and holiday closings;

(c) the SEC has by order permitted such suspension; or

(d) an emergency exists as a result of which: (i) disposal by the Trust of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Trust to determine the fair market value of its net assets.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day. The deadline for submitting same day exchange orders to the Transfer Agent is 4:00 p.m. Eastern Time.

TELEPHONE
1-800-622-FUND (3863)
Call with your account name, number, and amount of exchange into a new or existing fund (minimum amount is $500).

MAIL
Complete an application and mail it along with a check payable, in U.S. dollars, to "Armada Funds (Fund Name)."

         Armada Funds
         P.O. Box 8421
         Boston, MA 02266-8421

For overnight delivery mail to:
         Boston Financial Data Services
         Attn: Armada Funds
         66 Brooks Drive
         Braintree, MA 02184

FINANCIAL INTERMEDIARY
Contact your broker or institution. Your broker or institution may charge a fee for its services.

IF YOU RECENTLY PURCHASED SHARES BY CHECK OR THROUGH ACH, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK OR ACH TRANSMISSION HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

The exchange privilege is a convenient way to respond to changes in investment goals or in market conditions. This privilege is not designed for market-timing (switching money into investments in anticipation of rising prices or taking money out in anticipation of the market falling). As money is shifted in and out, the Fund incurs expenses for buying and selling securities. These costs are borne by all Fund shareholders, including the long-term investors who do not generate the costs. Therefore, the Fund discourages short-term trading by, among other things, limiting the number of exchanges to one exchange every two months. The Trust may contact a shareholder who exceeds the limit


                                                                    ------------
                                                                    7 PROSPECTUS
and, if a market-timing pattern continues, management of the Trust may revoke the shareholder's privilege to purchase shares of the Fund through exchanges. Management of the Trust reserves the right to limit, amend or impose charges upon, terminate or otherwise modify the exchange privilege. You will be provided 60 days' notice before any material change to the exchange privilege is made. Any modification to the exchange privilege will not otherwise affect your right to redeem shares.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAVs next calculated after the Fund receives your exchange request.

DISTRIBUTION OF FUND SHARES

The Fund has adopted a distribution plan with respect to Class I Shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940, that allows the Fund to pay distribution fees for the sale and distribution of its shares. Because these fees are paid out of the Fund's assets continuously, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

Distribution fees for Class I Shares, after fee limitations, as a percentage of average daily net assets, are 0.04%. Absent fee limitations, the Fund is permitted to pay up to 0.10% for distribution fees on Class I Shares.

The Distributor may, from time to time in its sole discretion, institute one or more promotional incentive programs for dealers, which will be paid for by the Distributor from any sales charge it receives or from any other source available to it. Under any such program, the Distributor may provide cash or non-cash compensation as recognition for past sales or encouragement for future sales that may include the following: merchandise, travel expenses, prizes, meals, and lodgings, and gifts that do not exceed $100 per year, per individual.

DIVIDENDS AND TAXES

The Fund distributes income monthly and makes distributions of capital gains, if any, at least annually. If you own Fund shares on the Fund's record date, you will be entitled to receive the dividend and/or capital gain distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. You may change your distribution options by notifying your investment professional or the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice.

FEDERAL TAXES

The Fund contemplates declaring as dividends each year all or substantially all of its taxable income, including its net capital gain (the excess of long-term capital gain over short-term capital loss). Distributions attributable to the net capital gain of the Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income. You will be subject to income tax on Fund distributions regardless of whether they are paid in cash or reinvested in additional shares. You will be notified annually of the tax status of distributions to you.

In selecting portfolio securities to be sold, the Fund generally uses tax management techniques that are intended to minimize capital gains and enhance after-tax returns.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxable on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."


------------
8 PROSPECTUS

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund or an in-kind redemption, based on the difference between your tax basis in the shares and the amount you receive for them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.) Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of the Fund may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the Fund within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of the Fund. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state. Shareholders should consult their tax advisers regarding the tax status of distributions in their states and localities.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

No financial highlights are presented for the Fund because it had not commenced operations prior to the date of this prospectus.

                                                                    ------------
                                                                    9 PROSPECTUS

NOTES
--------------------------------------------------------------------------------

-------------
10 PROSPECTUS

                                                                           NOTES
--------------------------------------------------------------------------------

                                                                   -------------
                                                                   11 PROSPECTUS

--------------------------------------------------------------------------------
                               INVESTMENT ADVISER
                   National City Investment Management Company
                             1900 East Ninth Street
                              Cleveland, Ohio 44114


                                   DISTRIBUTOR
                         SEI Investments Distribution Co.
                             One Freedom Valley Drive
                            Oaks, Pennsylvania 19456


                                  LEGAL COUNSEL
                            Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

-------------
12 PROSPECTUS

BOARD OF TRUSTEES

ROBERT D. NEARY
CHAIRMAN
Retired Co-Chairman, Ernst & Young
Director:
Cold Metal Products, Inc.
Commercial Metals Company
Strategic Distribution, Inc.


HERBERT R. MARTENS, JR.
PRESIDENT
 Executive Vice President,
     National City Corporation
 Chairman, President and Chief Executive
     Officer, NatCity Investments,Inc.


JOHN F. DURKOTT
 President and Chief Operating Officer,
     Kittle's Home Furnishings Center, Inc.


ROBERT J. FARLING
 Retired Chairman, President and Chief
     Executive Officer, Centerior Energy


RICHARD W. FURST
Garvice D. Kincaid Professor of Finance
     and Dean, Gatton College of Business and Economics,
     University of Kentucky
 Director:
 Foam Design, Inc.
 The Seed Corporation
 Office Suites Plus, Inc.
 ihigh, Inc.


GERALD L. GHERLEIN
Retired Executive Vice President and General Counsel,
     Eaton Corporation


J. WILLIAM PULLEN
 President and Chief Executive Officer,
     Whayne Supply Company

 The Armada Funds Trustees also serve as Trustees of The Armada Advantage Fund.


                                                           [Armada Logo Omitted]

More information about the Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI, as it may be amended or supplemented from time to time, includes more detailed information about Armada Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS
These reports will list the Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Fund.

TO OBTAIN MORE INFORMATION:
By Internet:
www.armadafunds.com

By Telephone:
Call 1-800-622-FUND (3863)

By Mail:
P.O. Box 8421
Boston,  MA  02266-8421

FROM THE SEC:
You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Armada Funds, from the EDGAR Database on the SEC's website (http://www.sec.gov). You may review and copy documents at the SEC Public Reference Room in Washington, DC. For information on the operation of the Public Reference Room, call 202-942-8090. You may request documents from the SEC, upon payment of a duplicating fee, by e-mailing the SEC at PUBLICINFO@SEC.GOV or by writing to:

Securities and Exchange Commission
Public Reference Section
Washington, DC 20549-0102

Armada Funds' Investment Company Act
registration number is 811-4416.


[Armada Logo Omitted]
WWW.ARMADAFUNDS.COM

                                                         ARM-PS-010-0100 (07/02)

                                 ARMADA FUNDS
                       STATEMENT OF ADDITIONAL INFORMATION
                                  JULY 28, 2002

                           ARMADA HIGH YIELD BOND FUND

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectuses listed below for the High Yield Bond Fund (the "Fund"), as may be amended or supplemented from time to time. The Prospectuses may be obtained by calling or writing the Trust at 1-800-622-FUND
(3863), One Freedom Valley Drive, Oaks, Pennsylvania 19456.


CURRENT PROSPECTUSES

 o      Prospectus dated July 28, 2002 for I Shares of the Fund.

 o      Prospectus dated July 28, 2002 for A Shares of the Fund.

 o      Prospectus dated July 28, 2002 for B and H Shares of the Fund.

 o      Prospectus dated July 28, 2002 for C Shares of the Fund.

                                TABLE OF CONTENTS


                                                                       PAGE


    STATEMENT OF ADDITIONAL INFORMATION.................................. 1

    INVESTMENT OBJECTIVE AND POLICIES.................................... 1

    INVESTMENT LIMITATIONS.............................................. 25

    NET ASSET VALUE..................................................... 27

    ADDITIONAL PURCHASE AND REDEMPTION INFORMATION...................... 29

    DESCRIPTION OF SHARES............................................... 32

    ADDITIONAL INFORMATION CONCERNING TAXES............................. 33

    TRUSTEES AND OFFICERS............................................... 35

    ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN SERVICES AND

       TRANSFER AGENCY AGREEMENTS....................................... 42

    SHAREHOLDER SERVICES PLAN........................................... 47

    PORTFOLIO TRANSACTIONS.............................................. 47

    AUDITORS ............................................................49

    COUNSEL  ............................................................49

    PERFORMANCE INFORMATION............................................. 49

    MISCELLANEOUS....................................................... 52

    APPENDIX A.......................................................... A-1

    APPENDIX B.......................................................... B-1

                       STATEMENT OF ADDITIONAL INFORMATION

                  This Statement of Additional Information ("SAI") should be read in conjunction with the Prospectuses for the Armada High Yield Bond Fund listed on the cover page of this SAI. The information contained in this SAI expands upon matters discussed in the Prospectuses. No investment in shares of the Fund should be made without first reading a Prospectus for the Fund. As of the date of this SAI, Class B, C and H Shares of the Fund are not available for purchase by investors.

                  The Trust was organized as a Massachusetts business trust on January 28, 1986. The Trust is a series fund authorized to issue separate classes or series of shares of beneficial interest. The Fund is registered as an open-end management investment company. The Fund is a diversified investment company.


                        INVESTMENT OBJECTIVE AND POLICIES

ADDITIONAL INFORMATION ON FUND MANAGEMENT

                  Further information on the management strategies, techniques, policies and related matters concerning National City Investment Management Company, the investment adviser to the Fund (the "Adviser"), may be included from time to time in advertisements, sales literature, communications to shareholders and other materials. See also "Performance Information" below.

                  Attached to this SAI is Appendix A which contains descriptions of the rating symbols used by Standard & Poor's ("S&P") Rating Group, Fitch and Moody's Investors Service, Inc. ("Moody's") for securities which may be held by the Fund.

ADDITIONAL INFORMATION ABOUT THE FUND

                  The following information supplements and should be read in conjunction with the principal strategies and risk disclosure relating to the Fund in the Prospectuses.

ADDITIONAL INFORMATION ABOUT PORTFOLIO INVESTMENTS

RATINGS CRITERIA

                  Investment grade debt securities are those securities rated at the time of purchase by the Fund within the four highest ratings groups assigned by Moody's (Aaa, Aa, A and Baa), S&P (AAA, AA, A and BBB) or Fitch (AAA, AA, A and BBB), or, if unrated, which are determined by the Adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. Debt securities rated in the lowest investment grade debt category (Baa by Moody's or BBB by S&P or Fitch) have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

                  The Fund primarily invests in debt securities rated below investment grade. While any investment carries some risk, certain risks associated with lower rated securities are different than those for investment grade securities. The risk of loss through default is greater because lower rated securities are usually unsecured and are often subordinate to an issuer's other obligations. Additionally, the issuers of these securities frequently have high debt levels and are thus more sensitive to difficult economic conditions, individual corporate developments and rising interest rates. Consequently, the market price of these securities may be quite volatile and may result in wider fluctuations in the Fund's net asset value per share.

                  In addition, an economic downturn or increase in interest rates could have a negative impact on both the markets for lower rated securities (resulting in a greater number of bond defaults) and the value of lower rated securities held by the Fund. Current laws, such as those requiring federally insured savings and loan associations to remove investments in lower rated securities from their funds, as well as other pending proposals, may also have a material adverse effect on the market for lower rated securities.

                  The economy and interest rates may affect lower rated securities differently than other securities. For example, the prices of lower rated securities are more sensitive to adverse economic changes or individual corporate developments than are the prices of higher rated investments. In addition, during an economic downturn or period in which interest rates are rising significantly, highly leveraged issuers may experience financial difficulties, which, in turn, would adversely affect their ability to service their principal and interest payment obligations, meet projected business goals and obtain additional financing.

                  If an issuer of a security held by the Fund defaults, the Fund may incur additional expenses to seek recovery. In addition, periods of economic uncertainty would likely result in increased volatility for the market prices of lower rated securities as well as the Fund's net asset value. In general, both the prices and yields of lower rated securities will fluctuate.

                  In certain circumstances it may be difficult to determine a security's fair value due to a lack of reliable objective information. Such instances occur where there is no established secondary market for the security or the security is lightly traded. As a result, the Fund's valuation of a security and the price it is actually able to obtain when it sells the security could differ.

                  Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and liquidity of lower rated securities held by the Fund, especially in a thinly traded market. Illiquid or restricted securities held by the Fund may involve special registration responsibilities, liabilities and costs, and could involve other liquidity and valuation difficulties.

                  The ratings of Moody's, S&P and Fitch evaluate the safety of a lower rated security's principal and interest payments, but do not address market value risk. Because the ratings of the rating agencies may not always reflect current conditions and events, in addition to using recognized rating agencies and other sources, the Adviser performs its own analysis of the issuers of lower rated securities purchased by the Fund. Because of this, the Fund's performance may depend more on its own credit analysis than is the case for mutual funds investing in higher rated securities.

                  The Adviser continuously monitors the issuers of lower rated securities held by the Fund for their ability to make required principal and interest payments, as well as in an effort to control the liquidity of the Fund so that it can meet redemption requests.

VARIABLE AND FLOATING RATE INSTRUMENTS

                  The Fund may purchase variable and floating rate obligations (including variable amount master demand notes) which are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because variable and floating rate obligations are direct lending arrangements between the Fund and the issuer, they are not normally traded although certain variable and floating rate obligations, such as Student Loan Marketing Association variable rate obligations, may have a more active secondary market because they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Even though there may be no active secondary market in such instruments, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell them to a third party. Such obligations may be backed by bank letters of credit or guarantees issued by banks, other financial institutions or the U.S. Government, its agencies or instrumentalities. The quality of any letter of credit or guarantee will be rated high quality or, if unrated, will be determined to be of comparable quality by the Adviser. In the event an issuer of a variable or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the instrument because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

                  The Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of variable and floating rate obligations and will continuously monitor their financial status to meet payment on demand. In determining average weighted portfolio maturity, a variable or floating rate instrument issued or guaranteed by the U.S. government or an agency or instrumentality thereof will be deemed to have a maturity equal to the period remaining until the obligation's next interest rate adjustment. Other variable and floating rate obligations will be deemed to have a maturity equal to the longer or shorter of the periods remaining to the next interest rate adjustment or the demand notice period in accordance with applicable regulations or Trust procedures.

GUARANTEED INVESTMENT CONTRACTS

                  The Fund may make limited investments in Guaranteed Investment Contracts ("GICs") issued by U.S. insurance companies. When investing in GICs, the Fund makes cash contributions to a deposit fund or an insurance company's general account. The insurance company then credits to the Fund monthly a guaranteed minimum interest which may be based on a fixed rate or a fixed spread over an index, such as LIBOR. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. GICs may provide a lower rate of return than may be available to the Fund through other types of investments the Fund is permitted to make. A GIC is backed only by the insurance company that issued the GIC and, therefore, payments on the GIC are subject to the insurance company's capacity to pay. Failure of the issuing company could result in a default on a GIC. The Fund will purchase a GIC only when the Adviser has determined, under guidelines established by the Board of Trustees, that the GIC presents minimal credit risks to the Fund and is of comparable quality to instruments that are rated high quality by one or more rating agencies. Because the Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments in the Fund which are not readily marketable, will not exceed 15% of the Fund's net assets.

                  The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

REPURCHASE AGREEMENTS

                  Securities held by the Fund may be subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund purchases securities from financial institutions such as banks and broker-dealers which the Fund's Adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short term rates, which may be more or less than the rate on the underlying portfolio securities.

                  The seller under a repurchase agreement will be required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). If the seller were to default on its repurchase obligation or become insolvent, the Fund would suffer a loss to the extent that the proceeds from a sale of the underlying portfolio securities were less than the repurchase price under the agreement, or to the extent that the disposition of such securities by the Fund were delayed pending court action. Although there is no controlling legal precedent confirming that the Fund would be entitled, as against a claim by such seller or its receiver or trustee in bankruptcy, to retain the underlying securities, the Board of Trustees of the Trust believes that, under the regular procedures normally in effect for custody of the Fund's securities subject to repurchase agreements and under federal laws, a court of competent jurisdiction would rule in favor of the Trust if presented with the question. Securities subject to repurchase agreements will be held by the
Trust's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. Repurchase agreements are considered to be loans by the Fund under the 1940 Act.

REVERSE REPURCHASE AGREEMENTS

                  The Fund may enter into reverse repurchase agreements in accordance with its investment restrictions. Pursuant to such agreements, the Fund would sell portfolio securities to financial institutions, such as banks and broker-dealers, and agree to repurchase them at a mutually agreed-upon date and price. The Fund intends to enter into reverse repurchase agreements only to avoid otherwise selling securities during unfavorable market conditions to meet redemptions. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account assets such as U.S. Government securities or other liquid, high grade debt securities, generally rated in one of the three highest ratings categories, consistent with the Fund's investment restrictions having a value at least equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which it is obligated to repurchase the securities. Reverse repurchase agreements are considered to be borrowings by the Fund under the 1940 Act.

LENDING OF PORTFOLIO SECURITIES

                  The Fund may lend securities to broker-dealers, banks or other institutional borrowers pursuant to agreements requiring that the loans be continuously secured by cash, securities of the U.S. government or its agencies, or any combination of cash and such securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans combined with any other outstanding loans for the Fund exceed one-third of the value of its total assets taken at fair market value. Collateral must be valued daily by the Fund's Adviser and the borrower will be required to provide additional collateral should the market value of the loaned securities increase. During the time portfolio securities are on loan, the borrower pays the Fund involved any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it intends to terminate the loan and regain the right to vote if this is considered important with respect to the investment. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trust's Board of Trustees.

                  The Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. government securities. However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party.

ILLIQUID SECURITIES

                  The Fund will not invest more than 15% of its net assets in securities that are illiquid. Illiquid securities would generally include repurchase agreements and GICs with notice/termination dates in excess of seven days and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").

                  The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Board of Trustees or the Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

FOREIGN SECURITIES AND CURRENCIES

                  The Fund may invest in securities issued by foreign issuers either directly or indirectly through investments in American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs") (see "American, European and Global Depositary Receipts" below). Such securities may or may not be listed on foreign or domestic stock exchanges.

                  Investments in foreign securities involve certain inherent risks, such as political or economic instability of the issuer or the country of issue, the difficulty of predicting international trade patterns, changes in exchange rates of foreign currencies and the possibility of adverse changes in investment or exchange control regulations. There may be less publicly available information about a foreign company than about a domestic company. Foreign companies generally are not subject to uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic companies. Further, foreign stock markets are generally not as developed or efficient as those in the U.S., and in most foreign markets, volume and liquidity are less than in the U.S. Fixed commissions on foreign stock exchanges are generally higher than the negotiated commissions on U.S. exchanges, and there is generally less government supervision and regulation of foreign stock exchanges, brokers and companies than in the U.S.

                  With respect to certain foreign countries, there is a possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, or diplomatic developments that could affect investment within those countries. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation in price than securities of domestic companies.

                  Certain of the risks associated with investments in foreign securities are heightened with respect to investments in countries with emerging economies or emerging securities markets. The risks of expropriation, nationalization and social, political and economic instability are greater in those countries than in more developed capital markets.

                  Since the Fund may invest in securities denominated in or quoted in currencies other than the U.S. dollar, changes in currency exchange rates (as well as changes in market values) will affect the value in U.S. dollars of securities held by the Fund. Foreign exchange rates are influenced by trade and investment flows, policy decisions of governments, and investor sentiment about these and other issues. In addition, costs are incurred in connection with conversions between various currencies.

                  Many European countries have adopted a single European currency, the euro. On January 1, 1999, the euro became legal tender for all countries participating in the Economic and Monetary Union ("EMU"). A new European Central Bank has been created to manage the monetary policy of the new unified region. On the same date, the exchange rates were irrevocably fixed between the EMU member countries. National currencies will continue to circulate until they are replaced by euro coins and bank notes by the middle of 2002.

                  This change is likely to significantly impact the European capital markets in which the Fund may invest and may result in the Fund facing additional risks in pursuing its investment objective. These risks, which include, but are not limited to, volatility of currency exchange rates as a result of the conversion, uncertainty as to capital market reaction, conversion costs that may affect issuer profitability and creditworthiness, and lack of participation by some European countries, may increase the volatility of the Fund's net asset value per share.

                  Interest and dividends payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by tax credits or deductions allowed to investors under U.S. federal income tax provisions, they may reduce the return to the Fund's shareholders.

AMERICAN, EUROPEAN AND GLOBAL DEPOSITARY RECEIPTS

                  The Fund may invest in ADRs, EDRs, GDRs and other similar global instruments. ADRs are receipts issued in registered form by a U.S. bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter markets. ADR prices are denominated in U.S. dollars although the underlying securities may be denominated in a foreign currency. EDRs, which are sometimes referred to as Continental Depositary Receipts, are receipts issued in Europe typically by non-U.S. banks or trust companies and foreign branches of U.S. banks that evidence ownership of foreign or U.S. securities. EDRs are designed for use in European exchange and over-the-counter markets. GDRs are receipts structured similarly to EDRs and are marketed globally. GDRs are designed for trading in non-U.S. securities markets. Investments in ADRs, EDRs and GDRs involve risks similar to those accompanying direct investments in foreign securities, but those that are traded in the over-the-counter market which do not have an active or substantial secondary market will be considered illiquid and, therefore, will be subject to a Fund's limitation with respect to illiquid securities.

                  The principal difference between sponsored and unsponsored ADR, EDR and GDR programs is that unsponsored ones are organized independently and without the cooperation of the issuer of the underlying securities. Consequently, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile.

FOREIGN GOVERNMENT OBLIGATIONS

                  The Fund may purchase debt obligations issued or guaranteed by governments (including states, provinces or municipalities) of countries other than the United States, or by their agencies, authorities or instrumentalities. The percentage of assets invested in securities of a particular country or denominated in a particular currency will vary in accordance with the Adviser's assessment of gross domestic product in relation to aggregate debt, current account surplus or deficit, the trend of the current account, reserves available to defend the currency, and the monetary and fiscal policies of the government. Certain foreign governments may be less capable of meeting repayment obligations on debt on a timely basis than, for example, the United States government.

FOREIGN CURRENCY TRANSACTIONS

                  In order to protect against a possible loss on investments resulting from a decline or appreciation in the value of a particular foreign currency against the U.S. dollar or another foreign currency or for other reasons, the Fund is authorized to enter into forward currency exchange contracts. These contracts involve an obligation to purchase or sell a specified currency at a future date at a price set at the time of the contract. Forward currency contracts do not eliminate fluctuations in the values of portfolio securities but rather allow the Fund to establish a rate of exchange for a future point in time.

                  When entering into a contract for the purchase or sale of a security, the Fund may enter into a forward foreign currency exchange contract for the amount of the purchase or sale price to protect against variations, between the date the security is purchased or sold and the date on which payment is made or received, in the value of the foreign currency relative to the U.S. dollar or other foreign currency.

                  When the Adviser anticipates that a particular foreign currency may decline substantially relative to the U.S. dollar or other leading currencies, in order to reduce risk, the Fund may enter into a forward contract to sell, for a fixed amount, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency. Similarly, when the obligations held by the Fund create a short position in a foreign currency, the Fund may enter into a forward contract to buy, for a fixed amount, an amount of foreign currency approximating the short position. With respect to any forward foreign currency contract, it will not generally be possible to match precisely the amount covered by that contract and the value of the securities involved due to the changes in the values of such securities resulting from market movements between the date the forward contract is entered into and the date it matures. In addition, while forward contracts may offer protection from losses resulting from declines or appreciation in the value of a particular foreign currency, they also limit potential gains which might result from changes in the value of such currency. The Fund will also incur costs in connection with forward foreign currency exchange contracts and conversions of foreign currencies and U.S. dollars.

                  A separate account consisting of liquid assets, such as cash, U.S. Government securities or other liquid high grade debt obligations equal to the amount of the Fund's assets that could be required to consummate forward contracts will be established with the Trust's custodian except to the extent the contracts are otherwise "covered." For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or liquid securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the Fund. A forward contract to sell a foreign currency is "covered" if the Fund owns the currency (or securities denominated in the currency) underlying the contract, or holds a forward contract (or call option) permitting the Fund to buy the same currency at a price no higher than the Fund's price to sell the currency. A forward contract to buy a foreign currency is "covered" if the Fund holds a forward contract (or call option) permitting the Fund to sell the same currency at a price as high as or higher than the Fund's price to buy the currency.

EXCHANGE RATE-RELATED SECURITIES

                  The Fund may invest in debt securities for which the principal due at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related Securities"). The interest payable on these securities is also denominated in U.S. dollars and is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other similarly rated securities in recognition of the risks associated with these securities. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange
Rate-Related Security is linked. In addition, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular Exchange Rate-Related Security due to conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may, from time to time, combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.

CONVERTIBLE SECURITIES

                  The Fund may invest in convertible securities entitling the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. The value of a convertible security may fluctuate in inverse proportion to interest rates. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less market risk than the corporation's common stock. Nonetheless, convertible securities could lose value or become worthless if, for example, the issuer becomes bankrupt. Convertible securities will not normally decrease significantly below their conversion value. The value of the convertibility feature depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

                  In selecting convertible securities, the Adviser will consider, among other factors, the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and the ratings of the securities. Since credit rating agencies may fail to timely change the credit ratings of securities to reflect subsequent events, the Adviser will consider whether such issuers will have sufficient cash flow and profits to meet required principal and interest payments. The Fund may retain a portfolio security whose rating has been changed if the Adviser deems that retention of such security is warranted.

CORPORATE DEBT OBLIGATIONS

                  The Fund may invest in corporate debt obligations. In addition to obligations of corporations, corporate debt obligations include securities issued by banks and other financial institutions. Corporate debt obligations are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations.

OTHER DEBT SECURITIES

                  The Fund may also invest in debt securities which may include: equipment lease and trust certificates; collateralized mortgage obligations; state, municipal and private activity bonds; obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; securities of supranational organizations such as the World Bank; participation certificates in pools of mortgages, including mortgages issued or guaranteed by the U.S. government, its agencies or instrumentalities; asset-backed securities such as mortgage backed securities, Certificates of Automobile Receivables ("CARS") and Certificates of Amortizing Revolving Debts ("CARDS"); private placements; and income participation loans. Some of the securities in which the Fund invests may have warrants or options attached.

                  The Fund's appreciation may result from an improvement in the credit standing of an issuer whose securities are held or a general decline in the level of interest rates or a combination of both. An increase in the level of interest rates generally reduces the value of the fixed rate debt instruments held by the Fund; conversely, a decline in the level of interest rates generally increases the value of such investments. An increase in the level of interest rates may temporarily reduce the value of the floating rate debt instruments held by the Fund; conversely, a decline in the level of interest rates may temporarily increase the value of those investments.

FUTURES AND RELATED OPTIONS

                  The Fund may invest in interest rate and bond index futures contracts. The Fund might sell a futures contract in order to offset an expected decrease in the value of its portfolio that might otherwise result from a market decline. The Fund may invest in the instruments described either to hedge the value of its portfolio securities as a whole, or to protect against declines occurring prior to sales of securities in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its holdings for hedging purposes or to maintain liquidity.

                  Futures contracts obligate the Fund, at maturity, to take or make delivery of certain securities or the cash value of an index or the cash value of a stated amount of a foreign currency. When interest rates are rising, futures contracts can offset a decline in value of the securities held by the Fund. When rates are falling or prices of securities are rising, these contracts can secure higher yields for securities the Fund intends to purchase.

                  The Fund intends to comply with the regulations of the Commodity Futures Trading Commission (CFTC) exempting it from registration as a "commodity pool operator." The Fund's commodities transactions must constitute bona fide hedging or other permissible transactions pursuant to such regulations. In addition, the Fund may not engage in such transactions if the sum of the amount of initial margin deposits and premiums paid for unexpired commodity options, other than for bona fide hedging transactions, would exceed 5% of the liquidation value of its assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the percentage limitation. In connection with the Fund's position in a futures contract or option thereon, it will create a segregated account of liquid assets, such as cash, U.S. government securities or other liquid high grade debt obligations, or will otherwise cover its position in accordance with applicable requirements of the SEC.

                  The Fund may purchase and an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the Fund intends to purchase. Similarly, if the value of the Fund's securities is expected to decline, it might purchase put options or sell call options on futures contracts rather than sell futures contracts.

                  The Fund may write covered call options, buy put options, buy call options and sell or "write" secured put options on a national securities exchange and issued by the Options Clearing Corporation for hedging purposes. Such transactions may be effected on a principal basis with primary reporting dealers in U.S. government securities in an amount not exceeding 5% of the Fund's net assets. Such options may relate to particular securities, stock or bond indices, financial instruments or foreign currencies. Purchasing options is a specialized investment technique which entails a substantial risk of a complete loss of the amounts paid as premiums to the writer of the option.

                  A call option for a particular security gives the purchaser of the option the right to buy, and a writer the obligation to sell, the underlying security at the stated exercise price at any time prior to or only at the expiration of the option, regardless of the market price of the security. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. A put option for a particular security gives the purchaser the right to sell the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. In contrast to an option on a particular security, an option on a securities index provides the holder with the right to make or receive a cash settlement upon exercise of the option.

                  The Fund may purchase and sell put options on portfolio securities at or about the same time that it purchases the underlying security or at a later time. By buying a put, the Fund limits its risk of loss from a decline in the market value of the security until the put expires. Any appreciation in the value of and yield otherwise available from the underlying security, however, will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Call options may be purchased by the Fund in order to acquire the underlying security at a later date at a price that avoids any additional cost that would result from an increase in the market value of the security. The Fund may also purchase call options to increase its return to investors at a time when the call is expected to increase in value due to anticipated appreciation of the underlying security. Prior to its expiration, a purchased put or call option may be sold in a closing sale transaction (a sale by the Fund, prior to the exercise of an option that it has purchased, of an option of the same series), and profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the option plus the related transaction costs.

                  In addition, the Fund may write covered call and secured put options. A covered call option means that the Fund owns or has the right to acquire the underlying security subject to call at all times during the option period. A secured put option means that the Fund maintains in a segregated account with its custodian cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Such options will be listed on a national securities exchange and issued by the Options Clearing Corporation and may be effected on a principal basis with primary reporting dealers in the U.S.

                  In order to close out put or call option positions, the Fund will be required to enter into a "closing purchase transaction" -- the purchase of a put or call option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option that it previously wrote. When a portfolio security subject to a call option is sold, the Fund will effect a closing purchase transaction to close out any existing call option on that security. If the Fund is unable to effect a closing purchase transaction, it will not be able to sell the underlying security until the option expires or the Fund delivers the underlying security upon exercise.

                  The aggregate value of the securities subject to options written by the Fund will not exceed 33 1/3% of the value of its net assets. In order to close out an option position prior to maturity, the Fund may enter into a "closing purchase transaction" by purchasing a call or put option (depending upon the position being closed out) on the same security with the same exercise price and expiration date as the option which it previously wrote.

                  Options trading is a highly specialized activity and carries greater than ordinary investment risk. Purchasing options may result in the complete loss of the amounts paid as premiums to the writer of the option. In writing a covered call option, the Fund gives up the opportunity to profit from an increase in the market price of the underlying security above the exercise price (except to the extent the premium represents such a profit). Moreover, it will not be able to sell the underlying security until the covered call option expires or is exercised or the Fund closes out the option. In writing a secured put option, the Fund assumes the risk that the market value of the security will decline below the exercise price of the option. The use of covered call and secured put options will not be a primary investment technique of the Fund. For a detailed description of these investments and related risks, see Appendix B attached to this SAI.

         RISK FACTORS ASSOCIATED WITH FUTURES AND RELATED OPTIONS

                  To the extent the Fund engages in a futures transaction as a hedging device, due to the risk of an imperfect correlation between securities that are the subject of a hedging transaction and the futures contract used as a hedging device, it is possible that the hedge will not be fully effective in that, for example, losses on the portfolio securities may be in excess of gains on the futures contract or losses on the futures contract may be in excess of gains on the portfolio securities that were the subject of the hedge. In futures contracts based on indices, the risk of imperfect correlation increases as the composition of the Fund varies from the composition of the index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the futures contract has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

                  Successful use of futures by the Fund also is subject to the Adviser's ability to predict correctly movements in the direction of securities prices, interest rates and other economic factors. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting the value of securities held in its portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

                  Although the Fund intends to enter into futures contracts and options transactions only if there is an active market for such investments, no assurance can be given that a liquid market will exist for any particular contract or transaction at any particular time. See "Illiquid Securities." Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contracts prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses. If it is not possible, or the Fund determines not, to close a futures position in anticipation of adverse price movements, it will be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the Fund being hedged, if any, may offset partially or completely losses on the futures contract.

                  The primary risks associated with the use of futures contracts and options are:

                  1. the imperfect correlation between the change in market value of the securities held by the Fund and the price of the futures contract or option;


                  2. possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired;


                  3. losses greater than the amount of the principal invested as initial margin due to unanticipated market movements which are potentially unlimited; and

                  4. the Adviser's ability to predict correctly the direction of securities prices, interest rates and other economic factors.

DOLLAR ROLLS

                  The Fund may enter into Dollar Roll Agreements, which are similar to reverse repurchase agreements. Dollar Rolls are transactions in which securities are sold by the Fund for delivery in the current month and the Fund simultaneously contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities sold to arrive at an implied borrowing rate. Alternatively, the sale and purchase transactions can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar Rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to which the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into Dollar Rolls include the risk that the value of the security may change adversely over the term of the Dollar Roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. At the time the Fund enters into a Dollar Roll, it will place in a segregated custodial account assets such as U.S. government securities or other liquid, high grade debt securities consistent with the Fund's investment restrictions having a value equal to the repurchase price (including accrued interest), and will subsequently monitor the account to ensure that such equivalent value is maintained.

SHORT SALES

                  The Fund may engage in short sales of its securities. Selling securities short involves selling securities the seller does not own (but has borrowed) in anticipation of a decline in the market price of such securities. To deliver the securities to the buyer, the seller must arrange through a broker to borrow the securities and, in so doing, the seller becomes obligated to replace the securities borrowed at their market price at the time of replacement. In a short sale, the proceeds the seller receives from the sale are retained by a broker until the seller replaces the borrowed securities. The seller may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

                  The Fund may only sell securities short "against the box." A short sale is "against the box" if, at all times during which the short position is open, the Fund owns at least an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issuer as the securities that are sold short. If the Fund sells securities short against the box, it may protect itself from a loss if the price of the security declines in the future, but will lose the opportunity to profit on such securities if the price rises.

ASSET-BACKED SECURITIES

                  The Fund  may  purchase  asset-backed  securities,  which  are securities backed by mortgages, installment contracts, credit card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments, and the average life of a mortgage-backed instrument, in particular, is likely to be substantially less than the original maturity of the mortgage pools underlying the securities as a result of mortgage prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. Asset-backed securities acquired by the Fund may include collateralized mortgage obligations
(CMOs) issued by private companies.

                  In general, the collateral supporting non-mortgage, asset-backed securities is of shorter maturity than mortgage loans and is less likely to experience substantial prepayments. Such securities may also be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

                  The Fund may purchase securities that are secured or backed by mortgages and are issued by entities such as GNMA, Federal National Mortgage Association (FNMA), Federal Home Loan Mortgage Corporation (FHLMC), or private mortgage conduits. The market value and interest yield of these instruments can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. Except for private mortgage conduits, these securities represent ownership in a pool of federally insured mortgage loans. The yield and average life characteristics of mortgage-backed securities differ from traditional debt securities. A major difference is that the principal amount of the obligations may be prepaid at any time because the underlying assets (I.E., loans) generally may be prepaid at any time. As a result, if a mortgage-backed security is purchased at a premium, a prepayment rate that is faster than expected will reduce the expected yield to maturity and average life, while a prepayment rate that is slower than expected will have the opposite effect of increasing yield to maturity and average life. Conversely, if a mortgage-backed security is purchased at a discount, faster than expected prepayments will increase, while slower than expected prepayments will decrease, the expected yield to maturity and average life. There can be no assurance that the Trust's estimation of the duration of mortgage-backed securities it holds will be accurate or that the duration of such instruments will always remain within the maximum target duration. In calculating the average weighted maturity of the Fund, the maturity of mortgage-backed securities will be based on estimates of average life.

                  Prepayments on mortgage-backed securities generally increase with falling interest rates and decrease with rising interest rates; furthermore, prepayment rates are influenced by a variety of economic and social factors. Like other fixed income securities, when interest rates rise, the value of mortgage-backed securities generally will decline; however, when interest rates decline, the value of mortgage-backed securities may not increase as much as that of other similar duration fixed income securities, and, as noted above, changes in market rates of interest may accelerate or retard prepayments and thus affect maturities.

                  These characteristics may result in a higher level of price volatility for these assets under certain market conditions. In addition, while the market for mortgage-backed securities is ordinarily quite liquid, in times of financial stress the market for these securities can become restricted.

                  There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. Mortgage-related securities guaranteed by GNMA include GNMA Mortgage Pass-Through Certificates (also known as Ginnie Maes) which are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. GNMA is a wholly-owned U.S. Government corporation within the Department of Housing and Urban Development. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as "Fannie Maes") which are solely the obligations of FNMA and are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the Treasury. FNMA is a government-sponsored organization owned entirely by private stockholders. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-related securities issued by FHLMC include FHLMC Mortgage Participation Certificates (also known as "Freddie Macs" or "Pcs"). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Freddie Macs are not guaranteed by the United States or by any Federal Home Loan Banks and do not constitute a debt or obligation of the United States or of any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

                  Privately issued mortgage-backed securities are generally backed by pools of conventional (i.e., non-government guaranteed or insured) mortgage loans. The seller or servicer of the underlying mortgage obligations will generally make representations and warranties to certificate-holders as to certain characteristics of the mortgage loans and as to the accuracy of certain information furnished to the trustee in respect of each such mortgage loan. Upon a breach of any representation or warranty that materially and adversely affects the interests of the related certificate-holders in a mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan, the seller or servicer generally will be obligated either to cure the breach in all material respects, to repurchase the mortgage loan or, if the related agreement so provides, to substitute in its place a mortgage loan pursuant to the conditions set forth therein. Such a repurchase or substitution obligation may constitute the sole remedy available to the related certificate-holders or the trustee for the material breach of any such representation or warranty by the seller or servicer.

                  The ratings assigned by a rating organization to mortgage-pass-through certificates address the likelihood of the receipt of all distributions on the underlying mortgage loans by the related certificate-holders under the agreements pursuant to which such certificates are issued. A rating organization's ratings normally take into consideration the credit quality of the related mortgage pool, including any credit support providers, structural and legal aspects associated with such certificates, and the extent to which the payment stream on such mortgage pool is adequate to make payments required by such certificates. A rating organization's ratings on such certificates do not, however, constitute a statement regarding frequency of prepayments on the related mortgage loans. In addition, the rating assigned by a rating organization to a certificate may not address the remote possibility that, in the event of the insolvency of the issuer of certificates where a subordinated interest was retained, the issuance and sale of the senior certificates may be recharacterized as a financing and, as a result of such recharacterization, payments on such certificates may be affected.

                  CMOs may be issued by the U.S. Government, its agencies, instrumentalities or sponsored enterprises, including FNMA and FHLMC or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs represent direct ownership interests in a pool of residential mortgage loans or mortgage pass-through securities (the "Mortgage Assets"), the payments on which are used to make payments on the CMOs.

                  Each class of a CMO, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Principal prepayments on the Mortgage Assets underlying a CMO may cause some or all of the classes of the CMO to be retired substantially earlier than its final distribution date.

                  The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO in various ways. In certain structures (known as "sequential pay" CMOs), payments of principal, including any principal prepayments, on the Mortgage Assets generally are applied to the classes of the CMO in the order of their respective final distribution dates. Thus, no payment of principal will be made on any class of sequential pay CMOs until all other classes having an earlier final scheduled distribution date have been paid in full.

                  Additional structures of CMOs include, among others, "parallel pay" CMOs. Parallel pay CMOs are those which are structured to apply principal payments and prepayments of the Mortgage Assets to two or more classes concurrently on a proportionate or disproportionate basis. These simultaneous payments are taken into account in calculating the final distribution date of each class.

                  Non-mortgage asset-backed securities involve certain risks that are not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of the same security interest in the underlying collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which have given debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be able to support payments on these securities.

COLLATERALIZED DEBT OBLIGATIONS

                  The Fund may invest in collateralized bond obligations ("CBOs"), which are structured products backed by a diversified pool of high yield public or private fixed income securities. The pool of high yield securities is typically separated into tranches representing different degrees of credit quality. The top tranche of CBOs, which represents the highest credit quality in the pool, has the greatest collateralization and pays the lowest interest rate. Lower CBO tranches represent lower degrees of credit quality and pay higher interest rates to compensate for the attendant risks. The bottom tranche specifically receives the residual interest payments (i.e., money that is left over after the higher tiers have been paid) rather than a fixed interest rate. The return on the bottom tranche of CBOs is especially sensitive to the rate of defaults in the collateral pool.

                  The Fund also may invest in collateralized loan obligations ("CLOs"), which are trusts typically consisting of loans made to issuers (both U.S. and foreign). A CLO consists of a portfolio of many underlying loans where the cash flows from the securitization are derived from this portfolio of loans. The cash flows from the trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the "equity" tranche which bears the bulk of defaults from the loans in the trust and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CLO trust typically has a higher rating and lower yield than its underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CLO tranches can experience substantial losses do to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.

INTEREST RATE AND TOTAL RETURN SWAPS

                  The Fund may enter into interest rate swaps for hedging purposes and not for speculation. The Fund will typically use interest rate swaps to preserve a return on a particular investment or portion of its portfolio or to shorten the effective duration of its investments. Swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest or the total return of a predefined "index," such as an exchange of fixed rate payments for floating rate payments or an exchange of a floating rate payment for the total return on an index.

                  The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian. The Fund will not enter into any interest rate swap unless the unsecured commercial paper, senior debt, or claims paying ability of the other party is rated "A" or "A-1" or better by S&P or Fitch, or "A" or "P-1" or better by Moody's.

                  The Fund will only enter into swaps on a net basis, (i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments). Inasmuch as these transactions are entered into for good faith hedging purposes, the Fund and the Adviser believe that such obligations do not constitute senior securities as defined in the 1940 Act and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of liquid assets, such as cash, U.S. government securities or other liquid high grade debt securities, having an aggregate net asset value at least equal to such accrued excess will be maintained in a segregated account by the Fund's custodian.

                  If there is a default by the other party to a swap transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with markets for other similar instruments which are traded in the Interbank market.

ZERO COUPON OBLIGATIONS

                  The Fund may invest in zero coupon obligations. Zero coupon obligations are discount debt obligations that do not make periodic interest payments although income is generally imputed to the holder on a current basis. Such obligations may have higher price volatility than those which require the payment of interest periodically. The Adviser will consider the liquidity needs of the Fund when any investment in zero coupon obligations is made.

INCOME PARTICIPATION LOANS

                  The Fund may make or acquire participations in privately negotiated loans to borrowers. Frequently, such loans have variable interest rates and may be backed by a bank letter of credit; in other cases they may be unsecured. Such transactions may provide an opportunity to achieve higher yields than those that may be available from other securities offered and sold to the general public.

                  Privately arranged loans, however, will generally not be rated by a credit rating agency and will normally be liquid, if at all, only through a provision requiring repayment following demand by the lender. Such loans made by the Fund may have a demand provision permitting the Fund to require repayment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable. Recovery of an investment in any such loan that is illiquid and payable on demand will depend on the ability of the borrower to meet an obligation for full repayment of principal and payment of accrued interest within the demand period, normally seven days or less (unless the Fund determines that a particular loan issue, unlike most such loans, has a readily available market). As it deems appropriate, the Board of Trustees of the Trust will establish procedures to monitor the credit standing of each such borrower, including its ability to honor contractual payment obligations.

WHEN-ISSUED SECURITIES

                  The Fund may  purchase  securities  on a  "when-issued"  basis
(i.e., for delivery beyond the normal settlement date at a stated price and yield). The Fund does not intend to purchase when-issued securities for speculative purposes but only for the purpose of acquiring portfolio securities. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction; its failure to do so may cause the Fund to miss a price or yield considered to be attractive.

                  When the Fund agrees to purchase when-issued securities, the custodian segregates cash or liquid portfolio securities equal to the amount of the commitment. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment, and in such a case the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment, marked to market daily. It is likely that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because the Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and ability to manage its portfolio might be affected in the event its commitments to purchase when-issued securities ever exceeded 25% of the value of its total assets.

                  When the Fund engages in when-issued transactions, it relies on the seller to consummate the trade. Failure of the seller to do so may result in the Fund's incurring a loss or missing an opportunity to obtain a price considered to be advantageous. The Fund receives no income from when-issued or delayed settlement securities prior to delivery of such securities.

SHORT-TERM OBLIGATIONS

                  The Fund may hold temporary cash balances which may be invested in various short-term obligations (with maturities of 18 months or less), such as domestic and foreign commercial paper, bankers' acceptances, certificates of deposit and demand and time deposits of domestic and foreign branches of U.S. banks and foreign banks, U.S. government securities, repurchase agreements, reverse repurchase agreements and GICs. During temporary defensive periods, the Fund may hold up to 100% of its total assets in these types of obligations.

                  Investments such as commercial paper and other short-term promissory notes issued by corporations (including variable and floating rate instruments) must be rated at the time of purchase "A-2" or better by S&P, "Prime-2" or better by Moody's, "F2" or better by Fitch or, determined by the adviser to be of comparable quality pursuant to guidelines approved by the Trust's Board of Trustees. In addition, the Fund may invest in Canadian Commercial Paper (CCP), which is commercial paper issued by a Canadian corporation or a Canadian counterpart of a U.S. corporation, and in Europaper, which is U.S. dollar denominated commercial paper of a foreign issuer. The Fund may also acquire zero coupon obligations, which have greater price volatility than coupon obligations and which will not result in the payment of interest until maturity.

                  Bank obligations include bankers' acceptances and negotiable certificates of deposit, and non-negotiable demand and time deposits issued for a definite period of time and earning a specified return by a U.S. bank which is a member of the Federal Reserve System. Bank obligations also include U.S. dollar denominated bankers' acceptances and certificates of deposit and time deposits issued by foreign branches of U.S. banks or foreign banks. Investment in bank obligations is limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase. These bank obligations are not insured by the Federal Deposit Insurance Corporation. The Fund may also make interest bearing savings deposits in commercial and savings banks not in excess of 5% of its total assets. Investment in non-negotiable time deposits is limited to no more than 5% of the Fund's total assets at the time of purchase.

GOVERNMENT SECURITIES

                  The Fund may invest in U.S. government agency obligations, examples of which include the obligations of Federal Home Loan Banks, Federal Farm Credit Banks, Federal Land Banks, the Federal Housing Administration, Farmers Home Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association, General
Services Administration, Student Loan Marketing Association, Central Bank for Cooperatives, Federal Home Loan Mortgage Corporation, Federal Intermediate Credit Banks and Maritime Administration. Some of these obligations are supported by the full faith and credit of the U.S. Treasury, such as obligations issued by the Government National Mortgage Association. Others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality issuing the obligation. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored agencies or instrumentalities if it is not obligated to do so by law. Some of these investments may be variable or floating rate instruments. See "Variable and Floating Rate Obligations."

U.S. TREASURY OBLIGATIONS AND RECEIPTS

                  The Fund may invest in U.S. Treasury obligations consisting of bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as STRIPS (Separately Traded Registered Interest and Principal Securities).

                  The Fund may invest in separately traded interest and principal component parts of the U.S. Treasury obligations that are issued by banks or brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts (TRs), Treasury Investment Growth Receipts (TIGRs), Liquid Yield Option Notes (LYONs), and Certificates of Accrual on Treasury Securities
(CATS). TIGRs, LYONs and CATS are interests in private proprietary accounts while TR's are interests in accounts sponsored by the U.S. Treasury. The private proprietary accounts underlying TIGRs, LYONs and CATS are not government guaranteed.

                  Securities denominated as TRs, TIGRs, LYONs and CATS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying investments.

DERIVATIVE INSTRUMENTS

                  The Fund may purchase certain "derivative" instruments. Derivative instruments are instruments that derive value from the performance of underlying securities, interest or currency exchange rates, or indices, and include (but are not limited to) futures contracts, options, forward currency contracts and structured debt obligations (including collateralized mortgage obligations ("CMOs"), various floating rate instruments and other types of securities).

                  Like all investments, derivative instruments involve several basic types of risks which must be managed in order to meet investment objectives. The specific risks presented by derivatives include, to varying degrees, market risk in the form of underperformance of the underlying securities, exchange rates or indices; credit risk that the dealer or other counterparty to the transaction will fail to pay its obligations; volatility and leveraging risk that, if interest or exchange rates change adversely, the value of the derivative instrument will decline more than the securities, rates or indices on which it is based; liquidity risk that the Fund will be unable to sell a derivative instrument when it wants because of lack of market depth or market disruption; pricing risk that the value of a derivative instrument (such as an option) will not correlate exactly to the value of the underlying securities, rates or indices on which it is based; extension risk that the expected duration of an instrument may increase or decrease; and operations risk that loss will occur as a result of inadequate systems and controls, human error or otherwise. Some derivative instruments are more complex than others, and for those instruments that have been developed recently, data are lacking regarding their actual performance over complete market cycles.

SECURITIES OF OTHER INVESTMENT COMPANIES

                  Subject to 1940 Act limitations and pursuant to applicable SEC requirements, the Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Fund currently intends to limit its investments in securities issued by other investment companies so that, as determined immediately after a purchase of such securities is made: (i) not more than 5% of the value of the Fund's total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund or by the Trust as a whole.

                  Notwithstanding the limitations stated in the preceding paragraph, the Trust has obtained an order from the SEC that permits the Fund, subject to certain conditions, to invest cash balances not invested in portfolio securities and cash collateral from the Fund's securities lending program in shares of one or more money market funds offered by the Trust. The Fund's aggregate investments in the Trust's money market funds may not exceed 25% of the Fund's total assets.

                  As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of that company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that the Fund bears directly in connection with its own operations. Investment companies in which the Fund may invest may also impose a sales or distribution charge in connection with the purchase or redemption of their shares and other types of commissions or charges. Such charges will be payable by the Fund and, therefore, will be borne indirectly by its shareholders.

PORTFOLIO TURNOVER

                  The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities. The calculation excludes U.S. Government securities and all securities whose maturities at the time of acquisition were one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemptions of shares and by requirements which enable the Trust to receive certain favorable tax treatment. Higher portfolio turnover may result in increased capital gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses by the Fund due to transaction costs. Portfolio turnover will not be a limiting factor in making decisions.

                  The Fund had not commenced operations as of the date of this SAI and, consequently, has no portfolio turnover history. Under normal market conditions, the portfolio turnover rate for the Fund is not expected to exceed 150%, although this rate could be higher. The object of such short-term trading is to increase the potential for capital appreciation and/or income by making portfolio changes in anticipation of expected movements in interest rates or security prices or in order to take advantage of what the Adviser believes is a temporary disparity in the normal yield relationship between two securities. Any such trading would increase a Fund's turnover rate and its transaction costs. Higher portfolio turnover may result in increased taxable gains to shareholders (see "Additional Information Concerning Taxes" below) and increased expenses paid by the Fund due to transaction costs.

                             INVESTMENT LIMITATIONS

                  The Fund is subject to a number of investment limitations. The following investment limitations are matters of fundamental policy and may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares.

                  The Fund may not:

                  1. Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that:

                      (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions, and repurchase agreements secured by such instruments;

                      (b) wholly-owned finance companies will be considered to be in the industries of
                                    their  parents  if  their  activities    are
                                    primarily    related    to    financing  the
                                    activities of the parents;

                      (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry;

                      (d)           personal   credit   and    business   credit
                                    businesses   will   be   considered separate
                                    industries.

                  2. Make loans, except that the Fund may purchase and hold debt instruments and enter into repurchase agreements in accordance with its investment objective and policies and may lend portfolio securities in an amount not exceeding one-third of its total assets.

                  3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets except to the extent permitted under the 1940 Act.

                  4. Purchase or sell real estate, except that the Fund may purchase securities of issuers which deal in real estate and may purchase securities which are secured by interests in real estate.

                  5. Invest in commodities, except that as consistent with its investment objective and policies the Fund may: (a) purchase and sell options, forward contracts, futures contracts, including without limitation, those relating to indices; (b) purchase and sell options on futures contracts or indices; (c) purchase publicly traded securities of companies engaging in whole or in part in such activities. For purposes of this investment limitation, "commodities" includes commodity contracts.

                  6. Act as an underwriter of securities within the meaning of the Securities Act of 1933 except insofar as the Fund might be deemed to be an underwriter upon the disposition of portfolio securities acquired within the limitation on purchases of illiquid securities and except to the extent that the purchase of obligations directly from the issuer thereof in accordance with its investment objective, policies and limitations may be deemed to be underwriting.

                  7. Purchase securities of any one issuer, other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities if, immediately after such purchase, more than 5% of the value of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of any class of securities of the issuer or more than 10% of the outstanding voting securities of the issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to such limitations.

                  With respect to investment limitation No. 3 above, the 1940 Act prohibits the Fund from issuing senior securities, except that the Fund may borrow from banks, and may mortgage, pledge or hypothecate its assets in connection with such borrowings, provided that immediately after any such borrowing the Fund has 300% asset coverage for all borrowings.

                  For purposes of the above investment limitations, a security is considered to be issued by the governmental entity (or entities) whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a nongovernmental user, a security is considered to be issued by such nongovernmental user.

                  In   addition,   the  Fund  is   subject   to  the   following
non-fundamental   limitations,   which  may  be  changed  without  the  vote  of
shareholders:

                  The Fund may not :

                  1. Acquire any other investment company or investment company security except in connection with a merger, consolidation, reorganization or acquisition of assets or where otherwise permitted under the 1940 Act (including by order of the SEC).

                  2. Write or sell put options, call options, straddles, spreads, or any combination thereof, except as consistent with the Fund's investment objective and policies for transactions in options on securities or indices of securities, futures contracts and options on futures contracts and in similar investments.

                  3. Purchase securities on margin, make short sales of securities or maintain a short position, except that, as consistent with the Fund's investment objective and policies, (a) this investment limitation shall not apply to the Fund's transactions in futures contracts and related options, options on securities or indices of securities and similar instruments, (b) the Fund may obtain short-term credit as may be necessary for the clearance of purchases and sales of portfolio securities, and (c) the Fund may make short sales against-the-box (defined as the extent to which the Fund contemporaneously owns or has the right to obtain at no added cost securities identical to those sold short).

                  4. Purchase securities of companies for the purpose of exercising control.

                  5. Invest more than 15% of its net assets in illiquid securities.

                  6. Purchase securities while its outstanding borrowings (including reverse repurchase agreements) are in excess of 5% of its total assets. Securities held in escrow or in separate accounts in connection with a Fund's investment practices described in its Prospectus or Statement of Additional Information are not deemed to be pledged for purposes of this limitation.

                  With respect to investment limitation No. 1 above, see "Securities of Other Investment Companies" above for the 1940 Act's limitations applicable to the Fund's investments in other investment companies.

                  Except for the Fund's policy on illiquid securities and borrowing, if a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of the Fund's portfolio securities will not constitute a violation of such limitation for purposes of the 1940 Act.

                  The Fund does not intend to acquire securities issued by the Adviser, Distributor and their affiliates.


                                 NET ASSET VALUE

VALUATION OF DEBT SECURITIES

                  Assets of the Fund invested in debt securities are valued for purposes of an independent pricing service ("Service") approved by the Board of Trustees. When, in the judgment of the Service, quoted bid prices for portfolio securities are readily available and are representative of the bid side of the market, these investments are valued at the mean between quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments are carried at fair value as determined by the Service, based on methods which include consideration of yields or prices of bonds of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Service may also employ electronic data processing techniques and matrix systems to determine value.
Short-term securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost.

VALUATION OF EQUITY SECURITIES

                  In determining market value for equity securities, the assets of the Fund which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Securities quoted on the NASD National Market System are also valued at the last sale price. Other securities traded on over-the-counter markets are valued on the basis of their closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices.

VALUATION OF FOREIGN SECURITIES

                  Portfolio securities which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed such value, then the fair value of those securities may be determined through consideration of other factors by or under the direction of the Board of Trustees. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollar equivalents at the prevailing market rate on the day of valuation.

                  Certain foreign securities may be traded on foreign exchanges or over-the-counter markets on days on which the Fund's net asset value is not calculated. In such cases, the net asset value of the Fund's shares may be significantly affected on days when investors can neither purchase nor redeem shares of the Fund.

OTHER

                  Securities  for  which  market   quotations  are  not  readily
available are valued at fair value using methods determined by or under the supervision of the Board of Trustees.

                  An option is generally valued at the last sale price or, in the absence of a last sale price, the last offer price.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

                  Shares in the Trust are sold on a continuous basis by SEI Investments Distribution Co. (the "Distributor"), which has agreed to use appropriate efforts to solicit all purchase orders. The issuance of shares is recorded on the books of the Trust. To change the commercial bank or account designated to receive redemption proceeds, a written request must be sent to an investor's financial institution at its principal office or directly to the Trust at P.O. Box 8421, Boston, MA 02266-8421. Such requests must be signed by each shareholder, with each signature guaranteed by a U.S. commercial bank or trust company or by a member firm of a national securities exchange. Guarantees must be signed by an authorized signatory and "Signature Guaranteed" must appear with the signature. An investor's financial institution may request further documentation from corporations, executors, administrators, trustees or guardians, and will accept other suitable verification arrangements from foreign investors, such as consular verification.

                  The Trust may suspend the right of redemption or postpone the date of payment for shares for more than seven days during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

                  The Trust normally pays redemption proceeds in cash but reserves the right to make redemptions in kind. A shareholder receiving an in-kind redemption would likely have to pay transaction costs to sell the distributed securities and may be subject to capital gains taxes as well.

                  As described in the applicable Prospectuses, Class I Shares are sold to certain qualified investors at their net asset value without a sales charge. Class A Shares are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge as described in the Prospectus for Class A Shares. Class B Shares are sold to public investors at net asset value but are subject to a contingent deferred sales charge which is payable upon redemption of such shares as described in the Prospectus for Class B and Class H Shares. Class C Shares are sold to public investors at net asset value but are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase, as described in the Prospectus for Class C Shares. Class H Shares are sold to public investors at the public offering price based on the Fund's net asset value plus a front-end load or sales charge and are subject to a 1.00% contingent deferred sales charge which is payable upon redemption of such shares within the first eighteen months after purchase as described in the Prospectus for Class B and Class H Shares. There is no sales load or contingent deferred sales charge imposed for shares acquired through the reinvestment of dividends or distributions on such shares.

                  The Trust has authorized one or more brokers to receive purchase and redemption orders on behalf of the Fund. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or the broker's authorized designee receives the order. Orders will be priced at the net asset value next computed after they are received by an authorized broker or the broker's authorized designee and accepted by the Fund.

The Adviser pays commissions to dealers on new investments into the Fund as follows:

                  1.00% on assets between $1 million and $5 million; plus 0.50% on assets between $5 million and $10 million; plus 0.25% on amounts over $10 million

                  From time to time, shares may be offered as an award in promotions sponsored by the Distributor or other parties. The Distributor or a third party will purchase shares awarded in such promotions at NAV. The promotions may be limited to certain classes of shareholders such as the employees of the Adviser or its affiliates. As stated in the Prospectuses, the Distributor may institute certain promotional incentive programs for dealers. Such incentive programs may include cash incentive programs specific to NatCity Investments, Inc. under which NatCity Investments, Inc. or its associated persons may receive cash incentives in connection with the sale of the Fund.

                  Automatic investment programs such as the Planned Investment Program ("Program") described in the Prospectuses permit an investor to use "dollar cost averaging" in making investments. Under this Program, an agreed upon fixed dollar amount is invested in Fund shares at predetermined intervals. This may help investors to reduce their average cost per share because the Program results in more shares being purchased during periods of lower share prices and fewer shares during periods of higher share prices. In order to be effective, dollar cost averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that dollar cost averaging results in purchases of shares regardless of their price on the day of investment or market trends and does not ensure a profit, protect against losses in a declining market, or prevent a loss if an investor ultimately redeems his or her shares at a price which is lower than their purchase price. An investor may want to consider his or her financial ability to continue purchases through periods of low price levels. From time to time, in advertisements, sales literature, communications to shareholders and other materials ("Materials"), the Trust may illustrate the effects of dollar cost averaging through use of or comparison to an index such as the S&P 500 or Lehman Intermediate Government Index.

OFFERING PRICE PER CLASS A SHARE OF THE FUND

                  An illustration of the computation of the offering price per Class A Share of the Fund, based on the estimated value of the Fund's net assets and number of outstanding shares on its commencement date, is as follows:


Net Assets of A Shares                                                    $10.00
Outstanding A Shares                                                           1
Net Asset Value Per Share                                                 $10.00
Sales Charge, 4.75% of offering price                                       $.50
Offering to Public                                                        $10.50

OFFERING PRICE PER CLASS H SHARE OF THE FUND

                  An illustration of the computation of the offering price per Class H Share of the Fund, based on the estimated value of the net assets and number of outstanding shares on the commencement date, is as follows:

Net Assets of H Shares                                                    $10.00
Outstanding H Shares                                                           1
Net Asset Value Per Share                                                 $10.00
Sales Charge, 1.00% of offering price                                      $0.10
Offering to Public                                                        $10.10


EXCHANGE PRIVILEGE

                  Investors may exchange all or part of their Class A Shares, Class B Shares, Class C Shares or Class H Shares as described in the applicable Prospectus. Any rights an investor may have (or have waived) to reduce the sales load applicable to an exchange, as may be provided in a Prospectus, will apply in connection with any such exchange. The exchange privilege may be modified or terminated at any time upon 60 days' notice to shareholders.

                  By use of the exchange privilege, the investor authorizes the Transfer Agent's financial institution or his or her financial institution to act on telephonic, website or written instructions from any person representing himself or herself to be the shareholder and believed by the Transfer Agent or the financial institution to be genuine. The investor or his or her financial institution must notify the Transfer Agent of his or her prior ownership of Class A Shares, Class B Shares, Class C Shares or Class H Shares and the account number. The Transfer Agent's records of such instructions are binding.


                              DESCRIPTION OF SHARES

                  The  Trust is a  Massachusetts  business  trust.  The  Trust's
Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest and to classify or reclassify any unissued shares of the Trust into one or more additional classes or series by setting or changing in any one or more respects their respective preferences, conversion or other rights, voting powers, restrictions, limitations as to dividends, qualifications, and terms and conditions of redemption. Pursuant to such authority, the Board of Trustees has authorized the issuance of the classes or series of shares set forth in the Prospectuses, including classes or series, which represent interests in the Fund as follows, and as further described in this SAI and the related Prospectuses:


Class QQ                                                     Class I Shares
Class QQ - Special Series 1                                  Class A Shares
Class QQ - Special Series 2                                  Class B Shares
Class QQ - Special Series 3                                  Class C Shares
Class QQ - Special Series 4                                  Class H Shares

                  Shares have no preemptive rights and only such conversion or exchange rights as the Board of Trustees may grant in its discretion. When issued for payment as described in the Prospectuses, the Trust's shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or the Fund, shareholders of the Fund are entitled to receive the assets available for distribution belonging to the Fund, and a proportionate distribution, based upon the relative asset values of the Fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

                  Rule 18f-2 under the 1940 Act provides that any matter required by the 1940 Act, applicable state law, or otherwise, to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each investment fund affected by such matter. Rule 18f-2 further provides that an investment fund is affected by a matter unless the interests of each fund in the matter are substantially identical or the matter does not affect any interest of the fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to an investment fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts, and the election of trustees may be effectively acted upon by shareholders of the Trust voting together in the aggregate without regard to a particular fund. In addition, shareholders of each class in a particular investment fund have equal voting rights except that only Class I Shares and Class A Shares of an investment fund will be entitled to vote on matters relating to a distribution plan for such shares, only Class B Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class B Shares, only Class C Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class C Shares and only Class H Shares of a Fund will be entitled to vote on matters relating to a distribution plan with respect to Class H Shares.

                  Although the following types of transactions are normally subject to shareholder approval, the Board of Trustees may, under certain limited circumstances, (a) sell and convey the assets of an investment fund to another management investment company for consideration which may include securities issued by the purchaser and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at a price which is equal to their net asset value and which may be paid in cash or by distribution of the securities or other consideration received from the sale and conveyance;
(b) sell and convert an investment fund's assets into money and, in connection therewith, to cause all outstanding shares of such fund involved to be redeemed at their net asset value; or (c) combine the assets belonging to an investment fund with the assets belonging to another investment fund of the Trust, if the Board of Trustees reasonably determines that such combination will not have a material adverse effect on shareholders of any fund participating in such combination, and, in connection therewith, to cause all outstanding shares of any fund to be redeemed at their net asset value or converted into shares of another class of the Trust at net asset value. In the event that shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such shares an amount that is more or less than his or her original investment due to changes in the market prices of the fund's securities. The exercise of such authority by the Board of Trustees will be subject to the provisions of the 1940 Act, and the Board of Trustees will not take any action described in this paragraph unless the proposed action has been disclosed in writing to the fund's shareholders at least 30 days prior thereto.


                     ADDITIONAL INFORMATION CONCERNING TAXES

                  The following summarizes certain additional tax considerations generally affecting the Trust and its shareholders that are not described in the Prospectuses. No attempt is made to present a detailed explanation of the tax treatment of the Trust or its shareholders or possible legislative changes, and the discussion here and in the Prospectuses is not intended as a substitute for careful tax planning. Potential investors should consult their tax advisers with specific reference to their own tax situation.

                  The Fund will be treated as a corporate entity separate from each other fund of the Trust under the Internal Revenue Code of 1986, as amended (the "Code"), and intends to qualify and continue to qualify as a regulated investment company. Qualification as a regulated investment company under the Code for a taxable year requires, among other things, that the Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its next tax-exempt interest income, if any, for such year. In general, the Fund's investment company taxable income will be the sum of its net investment income and the excess of any net short-term capital gain for the taxable year over the net long-term capital loss, if any, for such year. The Fund intends to distribute substantially all of its investment company taxable income and net tax-exempt income each taxable year. Such distributions by the Fund will be taxable as ordinary income to its shareholders who are not currently exempt from federal income taxes, whether such income is received in cash or reinvested in additional shares. (Federal income taxes for distributions to an IRA or to a qualified retirement plan are deferred under the Code.) For corporate shareholders, the dividends received deduction will apply to such distributions to the extent of the gross amount of qualifying dividends received by the distributing Fund from domestic corporations for the taxable year.

                  Substantially all of the Fund's net realized long-term capital gains, if any, will be distributed at least annually to Fund shareholders. The Fund will generally have no tax liability with respect to such gains and the distributions will be taxable to Fund shareholders who are not currently exempt from federal income taxes as long-term capital gains, regardless of how long the shareholders have held Fund shares and whether such gains are received in cash or reinvested in additional shares.

                  In addition to the distribution requirements stated above, the Fund must satisfy certain requirements with respect to the source of its income during a taxable year. At least 90% of the gross income of the Fund must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stocks, securities or foreign currencies, and other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to the Fund's business of investing in such stock, securities or currencies. The Treasury Department may by regulation exclude from qualifying income foreign currency gains which are not directly related to the Fund's principal business of investing in stock or securities, or options and futures with respect to stock or securities. Any income derived by the Fund from a partnership or trust is treated as derived with respect to the Fund's business of investing in stock, securities or currencies only to the extent that such income is attributable to items of income which would have been qualifying income if realized by the Fund in the same manner as by the partnership or trust.

                  A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Fund intends to make sufficient distributions or deemed distributions of its ordinary taxable income and capital gain net income each calendar year to avoid liability for this excise tax.

                  If for any taxable year the Fund does not qualify for federal tax treatment as a regulated investment company, all of the Fund's taxable income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable as ordinary income to the Fund's shareholders to the extent of the Fund's current and accumulated earnings and profits, and would be eligible for the dividends received deduction for corporations.

                  The Fund may be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund that they are not subject to backup withholding when required to do so or that they are "exempt recipients."

                  The tax principles applicable to transactions in financial instruments and futures contracts and options that may be engaged in by the Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause the Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate-level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to shareholders as ordinary income.

                  In addition, in the case of any shares of a PFIC in which the Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the shares.

                  Although the Fund expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of such states or localities.

                                    * * * * *

                  The foregoing is only a summary of some of the important tax considerations generally affecting purchasers of shares of the Fund. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or their shareholders or of state tax treatment of the Fund or their shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly potential purchasers of shares of the Fund are urged to consult their own tax advisers with specific reference to their own tax situation. In addition, the foregoing discussion is based on tax laws and regulations which are in effect on the date of this SAI. Such laws and regulations may be changed by legislative or administrative action.


                              TRUSTEES AND OFFICERS

                  The business and affairs of the Trust are managed under the direction of the Trust's Board of Trustees in accordance with the laws of the Commonwealth of Massachusetts and the Trust's Declaration of Trust. The trustees and executive officers of the Trust, their ages, addresses, principal occupations during the past five years, and other affiliations are as follows:


                                                                                         Number of
                                                                                       Portfolios in
                              Position(s)       Served in                               Fund Complex (2)
    Name, Address,            Held with        Position      Principal Occupation(s)    Overseen by     Other Directorships
 Date of Birth and Age        the Trust          Since (1)     During Past 5 Years        Trustee       Held by Trustee (3)
-----------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
Robert D. Neary              Chairman of       February    Retired Co-Chairman of          39         Chairman of the Board
32980 Creekside Drive        the Board and       1996      Ernst & Young, April 1984                  and Trustee, The Armada
Pepper Pike, OH  44124       Trustee                       to September 1993;                         Advantage Fund, since
Date of Birth:  9/30/33                                    Director, Cold Metal                       August 1998.
Age: 68                                                    Products, Inc., since
                                                           March 1994; Director,
                                                           Strategic Distribution,
                                                           Inc., since January 1999;
                                                           Director, Commercial
                                                           Metals Company since March
                                                           2001.

John F. Durkott              Trustee          November     President and Chief             39         Trustee, The Armada
c/o Kittle's Home                               1993       Executive Officer,                         Advantage Fund, since
Furnishings Center, Inc.                                   Kittle's Home Furnishings                  August 1998.
8600 Allisonville Road                                     Center, Inc., since
Indianapolis, IN  46250                                    January 1982; partner,
Date of Birth:  7/11/44                                    Kittle's Bloomington
Age: 57                                                    Properties LLC, since
                                                           January 1981;
                                                           partner, KK&D
                                                           LLC, since
                                                           January 1989;
                                                           partner, KK&D II
                                                           LLC, since
                                                           February 1998
                                                           (affiliated real
                                                           estate companies
                                                           of Kittle's Home
                                                           Furnishings
                                                           Center, Inc.).

Robert J. Farling            Trustee          November     Retired Chairman,               39         Trustee, The Armada
1608 Balmoral Way                               1997       President and Chief                        Advantage Fund, since
Westlake, OH  44145                                        Executive Officer,                         August 1998.
Date of Birth:  12/4/36                                    Centerior Energy (electric
Age: 65                                                    utility), March 1992 to
                                                           October 1997;
                                                           Director,
                                                           National City
                                                           Bank until
                                                           October 1997;
                                                           Director,
                                                           Republic
                                                           Engineered
                                                           Steels, October
                                                           1997 to September
                                                           1998.


                                   -36-

                                                                                      Number of
                                                                                     Portfolios in
                            Position(s)       Served in                              Fund Complex (2)
    Name, Address,          Held with        Position      Principal Occupation(s)   Overseen by     Other Directorships
 Date of Birth and Age      the Trust         Since (1)      During Past 5 Years       Trustee       Held by Trustee (3)
---------------------------------------------------------------------------------------------------------------------------
Richard W. Furst             Trustee            June      Garvice D. Kincaid              39         Trustee, The Armada
2133 Rothbury Road                              1990      Professor of Finance and                   Advantage Fund, since
Lexington, KY  40515                                      Dean, Gatton College of                    August 1998.
Date of Birth:  9/13/38                                   Business and Economics,
Age: 63                                                   University of Kentucky,
                                                          since 1981; Director, The
                                                          Seed Corporation
                                                          (restaurant group), since
                                                          1990; Director; Foam
                                                          Design, Inc. (manufacturer
                                                          of industrial and
                                                          commercial foam products),
                                                          since 1993; Director,
                                                          Office Suites Plus, Inc.
                                                          (office buildings), since
                                                          1998; Director, ihigh,
                                                          Inc. (high school
                                                          marketing network), since
                                                          1999.

Gerald L. Gherlein          Trustee          November     Retired; Executive              39         Trustee, The Armada
3679 Greenwood Drive                            1997      Vice-President and General                 Advantage Fund, since
Pepper Pike, OH  44124                                    Counsel, Eaton Corporation                 August 1998.
Date of Birth:  2/16/38                                   (global manufacturing),
Age:  64                                                  1991 to March 2000.

J. William Pullen           Trustee             May       President and Chief             39         Trustee, The Armada
Whayne Supply Company                           1993      Executive Officer, Whayne                  Advantage Fund, since
1400 Cecil Avenue                                         Supply Co. (engine and                     August 1998.
P.O. Box 35900                                            heavy equipment
Louisville, KY 40232-5900                                 distribution), since 1986.
Date of Birth:  4/24/39
Age:  63


                                      -37-

                                                                                          Number of
                                                                                        Portfolios in
                              Position(s)       Served in                               Fund Complex (2)
    Name, Address,             Held with        Position      Principal Occupation(s)    Overseen by    Other Directorships
 Date of Birth and Age         the Trust         Since (1)     During Past 5 Years        Trustee       Held by Trustee (3)
-----------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE
Herbert R. Martens, Jr. 4     President and    November     Executive Vice President,       39         Trustee, The Armada
c/o NatCity Investments, Inc. Trustee           1997        National City Corporation                  Advantage Funds,
1965 East Sixth Street                                      (bank holding company),                    since August 1998.
Suite 800                                                   since July 1997; Chairman,
Cleveland, OH  44114                                        President and Chief
Date of Birth:  8/6/52                                      Executive Officer, NatCity
Age: 49                                                     Investments, Inc.
                                                            (investment banking),
                                                            since July 1995; President
                                                            and Chief Executive
                                                            Officer, Raffensberger,
                                                            Hughes & Co.
                                                            (broker-dealer) from 1993
                                                            until 1995; President,
                                                            Reserve Capital Group,
                                                            from 1990 until 1993.
OFFICERS
W. Bruce McConnel 5           Secretary        August       Partner, Drinker Biddle &       N/A                  N/A
One Logan Square                                1985        Reath LLP, Philadelphia,
18th and Cherry Streets                                     Pennsylvania (law firm)
Philadelphia, PA 19103-6996
Date of Birth:  2/7/43
Age: 59



                                   -38-

                                                                                          Number of
                                                                                        Portfolios in
                            Position(s)       Served in                               Fund Complex (2)
    Name, Address,           Held with        Position      Principal Occupation(s)    Overseen by     Other Directorships
 Date of Birth and Age       the Trust         Since (1)      During Past 5 Years         Trustee      Held by Trustee (3)
----------------------------------------------------------------------------------------------------------------------------
Christopher F. Salfi 5      Treasurer          August     Director of Funds                 N/A               N/A
530 E. Swedesford Road                          2001      Accounting, SEI
Wayne, PA 19087                                           Investments, since January
Date of Birth: 11/28/63                                   1998; Fund Accounting
Age: 38                                                   Manager, SEI Investments,
                                                          1994 to 1997.

Timothy D. Barto 5           Assistant           May      Vice President and                N/A                N/A
One Freedom Valley Drive     Treasurer          2000      Assistant Secretary, SEI
Oaks, PA  19456                                           Investments Mutual Funds
Date of Birth: 3/28/68                                    Services and SEI
Age: 34                                                   Investments Distribution
                                                          Co., since 1999;
                                                          Associate, Dechert Price &
                                                          Rhoads (law firm), 1997 to
                                                          1999; Associate, Richter,
                                                          Miller & Finn (law firm),
                                                          1994 to 1997.

--------------------
1 Each trustee holds office until the next meeting of shareholders at which trustees are elected following his election or appointment and until his successor has been elected and qualified.
2 The "Fund Complex" consists of all registered investment companies for which the Adviser or any of its affiliates serves as investment adviser, including the Trust and The Armada Advantage Fund. In addition to the Trust, each trustee serves as a trustee of The Armada Advantage Fund (6 portfolios). Mr. Neary and Mr. Martens serve as Chairman and President, respectively, of both the Trust and The Armada Advantage Fund.
3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
4 Mr. Martens is considered to be an "interested person" of the Trust as defined in the 1940 Act because (1) he is an Executive Vice President of National City Corporation ("NCC"), the indirect parent corporation to the Adviser, which serves as investment adviser to the Trust, (2) he owns shares of common stock and options to purchase common stock of NCC, and (3) he is the Chief Executive Officer of NatCity Investments, Inc., a broker-dealer affiliated with the Adviser.
5 Mr. McConnel, Mr. Salfi and Mr. Barto also serve as Secretary, Treasurer and Assistant Treasurer, respectively, of The Armada Advantage Fund.

                  The trustees of the Trust as a group own beneficially less than 1% of the outstanding shares of each of the funds of the Trust, and less than 1% of the outstanding shares of all of the Fund of the Trust in the aggregate.

                  Mr. Salfi and Mr. Barto are employed by SEI Investments Mutual Funds Services, which serves as Co-Administrator to the Trust. Mr. Barto is also employed by SEI Investments Distribution Co., which serves as Distributor to the Trust. Mr. McConnel is a partner of the law firm, Drinker Biddle & Reath LLP, which serves as counsel to the Trust.

                  Effective February 20, 2002, with respect to the Trust and The Armada Advantage Fund ("Armada Advantage"), each trustee receives an annual fee of $20,000 plus $4,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings. The two fund companies generally hold concurrent Board meetings. The Chairman of the Board is entitled to receive an additional $16,000 per annum for services in such capacity. Prior to February 20, 2002, each trustee was entitled to receive an annual fee of $15,000 plus $3,000 for each Board meeting attended and reimbursement of expenses incurred in attending meetings, with the Chairman entitled to receive an additional fee of $5,000.

                  The following table summarizes the compensation for each of the Trustees of the Trust for the fiscal year ended May 31, 2001:



                                                      Pension or
                                   Aggregate          Retirement Benefits    Estimated Annual   Total Compensation
Name of                            Compensation       Accrued as Part of     Benefits Upon      from the Trust and
Person, Position                   From the Trust     the Trust's Expense    Retirement         Fund Complex*
----------------                   --------------     --------------------   ----------------   ------------------

Robert D. Neary,                    $34,910.63                $0                  $0                $35,000
Chairman and Trustee

John F. Durkott, Trustee            $29,910.63                $0                  $0                $30,000

Robert J. Farling, Trustee          $29,910.63                $0                  $0                $30,000

Richard W. Furst, Trustee           $29,910.63                $0                  $0                $30,000

Gerald L. Gherlein, Trustee         $29,910.63                $0                  $0                $30,000

Herbert R. Martens, Jr.,                 $0                   $0                  $0                  $0
President and Trustee

J. William Pullen, Trustee          $29,910.63                $0                  $0                $30,000

---------------------

* Each Trustee serves as a trustee of the Trust and Armada Advantage. The Trust and Armada Advantage together, as of May 31, 2001, were authorized to offer for sale shares of 37 investment portfolios.

                  The Trustees may elect to defer payment of 25% to 100% of the fees they receive in accordance with a Trustee Deferred Compensation Plan (the "Plan"). Under the Plan, a Trustee may elect to have his or her deferred fees treated as if they had been invested by the Trust in the shares of one or more portfolios of the Trust and the amount paid to the Trustee under the Plan will be determined based on the performance of such investments. Distributions are generally of equal installments over a period of 2 to 15 years. The Plan will remain unfunded for federal income tax purposes under the Code. Deferral of Trustee fees in accordance with the

Plan will have a negligible impact on portfolio assets and liabilities and will not obligate the Trust to retain any trustee or pay any particular level of compensation.

CODE OF ETHICS

                  The Trust, the Adviser and the Distributor have each adopted codes of ethics under Rule 17j-1 of the 1940 Act that (i) establish procedures for personnel with respect to personal investing, (ii) prohibit or restrict certain transactions that may be deemed to create a conflict of interest between personnel and the Fund, and (iii) permit personnel to invest in securities, including securities that may be purchased or held by the Fund. The codes of ethics are on file with, and available from, the SEC's Public Reference Room in Washington, D.C.

SHAREHOLDER AND TRUSTEE LIABILITY

                  Under Massachusetts law, shareholders of a business trust may, under certain circumstances, be held personally liable as partners for the obligations of the Trust. However, the Trust's Declaration of Trust provides that shareholders shall not be subject to any personal liability for the acts or obligations of the Trust, and that every note, bond, contract, order, or other undertaking made by the Trust shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Declaration of Trust provides for indemnification out of the Trust property of any shareholder held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or some other reason. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust, and shall satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                  The Declaration of Trust states further that no trustee, officer, or agent of the Trust shall be personally liable for or on account of any contract, debt, tort, claim, damage, judgment or decree arising out of or connected with the administration or preservation of the Trust estate or the conduct of any business of the Trust, nor shall any trustee be personally liable to any person for any action or failure to act except by reason of his or her own bad faith, willful misfeasance, gross negligence, or reckless disregard of his or her duties as trustee. The Declaration of Trust also provides that all persons having any claim against the trustees or the Trust shall look solely to the trust property for payment. With the exceptions stated, the Declaration of Trust provides that a trustee is entitled to be indemnified against all liabilities and expense reasonably incurred by him in connection with the defense or disposition of any proceeding in which he or she may be involved or with which he or she may be threatened by reason of his or her being or having been a trustee, and that the trustees, have the power, but not the duty, to indemnify officers and employees of the Trust unless any such person would not be entitled to indemnification had he or she been a trustee.

                ADVISORY, ADMINISTRATION, DISTRIBUTION, CUSTODIAN
                     SERVICES AND TRANSFER AGENCY AGREEMENTS

ADVISORY AGREEMENTS

                  The Fund will enter into an Advisory Agreement with the Adviser effective at the time the Fund commences operations. The Adviser is an indirect wholly owned subsidiary of National City Corporation, a bank holding company headquartered in Cleveland, Ohio.

                  Subject to the supervision of the Trust's Board of Trustees, the Adviser will provide a continuous investment program for the Fund, including investment research and management with respect to all securities and investments and cash equivalents in the Fund. The Adviser will determine from time to time what securities and other investments will be purchased, retained or sold by the Fund. The Adviser will provide the services under the Advisory Agreement in accordance with the Fund's investment objective, policies, and restrictions as stated in the Prospectuses and resolutions of the Trust's Board of Trustees applicable to the Fund. The Adviser will place orders pursuant to its investment determinations for the Fund either directly with the issuer or with any broker or dealer. In selecting brokers or dealers for executing portfolio transactions, the Adviser will use its best efforts to seek on behalf of the Trust and the Fund the best overall terms available. In assessing the best overall terms available for any transaction, the Adviser considers all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. In evaluating the best overall terms available, and in selecting the broker or dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended) provided to the Fund and/or other accounts over which the Adviser or any affiliate of the Adviser exercises investment discretion. The Adviser is authorized, subject to the prior approval of the Board, to negotiate and pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities of the Adviser with respect to the accounts as to which it exercises investment discretion. In no instance will Fund securities be purchased from or sold to the Adviser, any sub-adviser, the Distributor (or any other principal underwriter to the Trust) or an affiliated person of either the Trust, the Adviser, a sub-adviser, or the Distributor (or such other principal underwriter) unless permitted by an order of the SEC or applicable rules. In executing portfolio transactions for the Fund, the Adviser may, but is not obligated to, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased with those of other investment portfolios of Armada Funds and its other clients where such aggregation is not inconsistent with the policies set forth in the Trust's registration statement. In such event, the Adviser will allocate the securities so purchased or sold, and the expenses incurred in the transaction, in the manner it considers to be the most equitable and consistent with its fiduciary obligations to the Fund and such other clients. The Adviser will maintain all books and records with respect to the securities transactions for the Fund and furnish the Trust's Board of Trustees such periodic and special reports as the Board may request.

                  The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the performance of the Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties or from reckless disregard by the Adviser of its duties and obligations thereunder.

                  Unless sooner terminated, the Advisory Agreement will continue in effect for two years, and from year to year thereafter, subject to annual approval by the Trust's Board of Trustees, or by a vote of a majority of the outstanding shares of the Fund and a majority of the trustees who are not parties to the Advisory Agreement or interested persons (as defined in the 1940
Act) of any party by votes cast in person at a meeting called for such purpose. The Advisory Agreement may be terminated by the Trust or the Adviser on 60 days written notice, and will terminate immediately in the event of its assignment.

ADMINISTRATION SERVICES

                  The Trust has entered into a co-administration agreement with SEI Investments Mutual Fund Services ("SIMFS") and National City Bank ("NCB" and, together with SIMFS, the "Co-Administrators") effective as of August 1, 2000 (the "Co-Administration Agreement"), pursuant to which SIMFS and NCB have agreed to serve as Co-Administrators to the Trust.

                  The Co-Administrators provide a wide variety of accounting, shareholder and administrative services to the Trust under the Co-Administration Agreement. The Co-Administration Agreement provides that the Co-Administrators shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Co-Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Co-Administrators in the performance of their duties or from reckless disregard by them of their duties and obligations thereunder. The Co-Administration Agreement also provides that the Co-Administration Agreement creates no joint and/or several liability among the Co-Administrators with respect to any loss arising out of services provided by a specific Co-Administrator.

                  SIMFS, a Delaware business trust, has its principal business offices at One Freedom Valley Drive, Oaks, Pennsylvania 19456. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company ("SEI Investments"), is the owner of all beneficial interests in SIMFS. SEI Investments and its affiliates, including SIMFS, provides evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. NCB, which is a wholly owned subsidiary of

National City Corporation and an affiliate of the Adviser, has its principal offices at 1900 East Ninth Street, Cleveland, Ohio, 04414.

                  Under the Co-Administration Agreement, the Co-Administrators are entitled to receive administration fees, computed daily and paid monthly, at the following annual rates based on the aggregate average daily net assets of all of the Trust's funds:

                                        AGGREGATE      PORTION ALLOCATED  PORTION ALLOCATED
 COMBINED AVERAGE DAILY NET ASSETS     ANNUAL RATE         TO SIMFS            TO NCB
 ---------------------------------     -----------         --------            ------
 Up to $16 billion.....................   0.070%            0.050%             0.020%
 From $16 to 20 billion................   0.070%            0.040%             0.030%
 Over $20 billion......................   0.065%            0.035%             0.030%


DISTRIBUTION AGREEMENT AND DISTRIBUTION PLANS

                  The  Distributor  acts as  distributor  of the  Fund's  shares pursuant to its Distribution Agreement with the Trust. The Distributor has its principal business office at One Freedom Valley Drive, Oaks, Pennsylvania 19456. Timothy D. Barto, Assistant Treasurer of the Trust, is also an officer of the Distributor and is, therefore, an affiliate of both the Fund and the Distributor. Shares are sold on a continuous basis. The Distributor will use all reasonable efforts in connection with distribution of shares of the Trust.

                  Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Distribution Plan for A and I Share Classes (the "A and I Shares Plan"), a B Shares Distribution Plan ("B Shares Plan"), a C Shares Distribution Plan (the "C Shares Plan") and an H Shares Distribution Plan (the "H Shares Plan" and, collectively, the "Plans") which permit the Trust to bear certain expenses in connection with the distribution of I Shares and A Shares, B Shares, C Shares and H Shares, respectively. As required by Rule 12b-1, the Plans and related agreements have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Plans or any agreement relating to the Plans, by vote cast in person at a meeting called for the purpose of voting on the Plans and related agreements. In compliance with the Rule, the trustees requested and evaluated information they thought necessary to an informed determination of whether the Plans and related agreements should be implemented, and concluded, in the exercise of reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plans and related agreements will benefit the Trust and its shareholders.

                  Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a fund (in the Trust's case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.

                  Any change in a Plan that would materially increase the distribution expenses of a class would require approval by the shareholders of such class, but otherwise, such Plan may be amended by the trustees, including a majority of the disinterested trustees who do not have any direct or indirect financial interest in the particular Plan or related agreements. The Plans and related agreements may be terminated as to a particular fund or class by a vote of the Trust's disinterested trustees or by vote of the shareholders of the fund or class in question, on not more than 60 days written notice. The selection and nomination of disinterested trustees has been committed to the discretion of such disinterested trustees as required by the Rule.

                  The A and I Shares Plan provides that the Fund will reimburse the Distributor for distribution expenses related to the distribution of Class A Shares and Class I Shares in an amount not to exceed .10% per annum of the average aggregate net assets of such shares. Costs and expenses reimbursable under the A and I Shares Plan are (a) direct and indirect costs and expenses incurred in connection with the advertising and marketing of the Fund's A and I Shares, including but not limited to any advertising or marketing via radio, television, newspapers, magazines, or direct mail solicitation, and (b) direct and indirect costs and expenses incurred in preparing, printing and distributing the Fund's prospectuses for such shares (except those used for regulatory purposes or for distribution to existing shareholders) and in implementing and operating the A and I Shares Plan.

                  Each of the B Shares Plan, C Shares Plan and H Shares Plan provides that the Fund may compensate the Distributor from B Share assets for distribution of B Shares, C Shares assets for distribution of C Shares, and H Shares assets for distribution of H Shares, respectively, in an amount not to exceed .75% per annum of the average daily net assets of such class. Payments to the Distributor under the B Shares Plan, C Shares Plan and H Shares Plan are to be used by the Distributor to cover expenses and activities primarily intended to result in the sale of the Fund's B Shares, C Shares and H Shares, respectively. Such expenses and activities may include but are not limited to:
(a) direct out-of-pocket promotional expenses incurred by the Distributor in advertising and marketing B Shares, C Shares and H Shares; (b) expenses incurred in connection with preparing, printing, mailing, and distributing or publishing advertisements and sales literature; (c) expenses incurred in connection with printing and mailing Prospectuses and Statements of Additional Information to other than current shareholders; (d) periodic payments or commissions to one or more securities dealers, brokers, financial institutions or other industry professionals, such as investment advisers, accountants, and estate planning firms (each, a "Distribution Organization") with respect to a Fund's B Shares, C Shares or H Shares beneficially owned by customers for whom the Distribution Organization is the dealer of record or holder of record of such B Shares, C Shares or H Shares; (e) the direct or indirect cost of financing the payments or expenses included in (a) and (d) above; or (e) for such other services as may be construed, by any court or governmental agency or commission, including the SEC, to constitute distribution services under the 1940 Act or rules and regulations thereunder.

                  The Plans have been approved by the Board of Trustees, and will continue in effect for successive one year periods provided that such continuance is specifically approved by (1) the vote of a majority of the trustees who are not parties to any Plan or interested persons of any such party and who have no direct or indirect financial interest in any Plan and (2) the vote of a majority of the entire Board of Trustees.

CUSTODIAN SERVICES AND TRANSFER AGENCY AGREEMENTS

                  NCB, with offices at 1900 East Ninth Street, Cleveland, Ohio 44114, serves as the Fund's custodian. Under its Custodian Services Agreement, National City Bank has agreed to:

                 (i) maintain a separate account or accounts in the name of the Fund;
                 (ii) hold and disburse portfolio securities on account of the Fund;
                 (iii) collect and make  disbursements of money on behalf of the Fund;
                 (iv) collect and receive all income and other payments and distributions on account of the Fund's portfolio securities;
                 (v) respond to correspondence by security brokers and others relating to its duties;
                 (vi) make periodic reports to the Board of Trustees concerning the Fund's operations.

                  NCB is authorized to select one or more banks or trust companies to serve as sub-custodian on behalf of the Fund, provided that it shall remain responsible for the performance of all of its duties under the Custodian Services Agreement and shall hold the Fund harmless from the acts and omissions of any bank or trust company serving as sub-custodian. The Fund reimburses NCB for its direct and indirect costs and expenses incurred in rendering custodial services.

                  For its services as the Trust's custodian, NCB receives fees at the following rates (i) 0.020% of the first $100 million of average gross assets; (ii) 0.010% of the next $650 million of average gross assets; and (iii) 0.008% of the average gross assets in excess of $750 million. NCB also receives a bundled transaction charge of 0.25% of the monthly asset-based custodial fee and is reimbursed for out-of-pocket expenses.

                  State Street Bank and Trust Company (the "Transfer Agent"), P.O. Box 8421 Boston, Massachusetts 02266-8421 serves as the Trust's transfer agent and dividend disbursing agent with respect to the Fund. Under its Transfer Agency Agreement, the Transfer Agent has agreed to:

                 (i)   issue and redeem shares of the Fund;
                 (ii) transmit all communications by the Fund to its shareholders of record, including reports to shareholders, dividend and distribution notices and proxy materials for meetings of shareholders;
                 (iii) respond to correspondence by security brokers and others relating to its duties;
                 (iv)  maintain  shareholder  accounts;
                 (v) make periodic reports to the Board of Trustees concerning the Fund's operations.

                  The Transfer Agent sends each shareholder of record periodic statements showing the total number of shares owned as of the last business day of the period (as well as the dividends paid during the current period and year), and provides each shareholder of record with a daily
transaction report for each day on which a transaction occurs in the shareholder's account with each Fund.

                            SHAREHOLDER SERVICES PLAN

                  The Trust has implemented a Shareholder Services Plan with respect to A Shares, B Shares, C Shares and H Shares (the "Services Plan") pursuant to which the Trust may enter into agreements with financial institutions pertaining to the provision of administrative services to their customers who are the beneficial owners of the Fund's A Shares, B Shares, C Shares or H Shares in consideration for payments for such services. The Services Plan provides for the payment (on an annualized basis) of up to 0.25% of the net asset value attributable to each Fund's A Shares, B Shares, C Shares or H Shares held by a financial institution's customers.

                Services under the Services Plan may include:

               (i)    aggregating and processing purchase and redemption
                       requests from customers;
               (ii)   providing customers with a service that invests the
                       assets of their accounts in A Shares, B Shares, C Shares or H Shares;
               (iii)  processing dividend payments from the Fund;
               (iv)   providing  information  periodically to customers
                       showing their position in A Shares, B Shares, C Shares or H Shares;
               (v)    arranging for bank wires;
               (vi) responding to customer inquiries relating to the services performed with respect to A Shares, B Shares, C Shares or H Shares beneficially owned by customers;
               (vii) providing subaccounting for customers or providing information to the transfer agent for subaccounting;
               (viii) forwarding shareholder communications; and
               (ix)   other similar services requested by the Trust.

                  Agreements between the Trust and financial institutions will be terminable at any time by the Trust without penalty.



                             PORTFOLIO TRANSACTIONS

                  Pursuant to its Advisory Agreement with the Trust, the Adviser is responsible for making decisions with respect to and placing orders for all purchases and sales of portfolio securities for the Fund. The Adviser purchases portfolio securities either directly from the issuer or from an underwriter or dealer making a market in the securities involved. Purchases from an underwriter of portfolio securities include a commission or concession paid by the issuer to the underwriter and purchases from dealers serving as market makers may include the spread between the bid and asked price. Transactions on stock exchanges involve the payment of negotiated brokerage commissions.

There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price includes an undisclosed commission or mark-up.

                  While the Adviser generally seeks competitive spreads or commissions, it may not necessarily allocate each transaction to the underwriter or dealer charging the lowest spread or commission available on the transaction. Allocation of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. Under the Advisory Agreement, pursuant to Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser is authorized to negotiate and pay higher brokerage commissions in exchange for research services rendered by broker-dealers. Subject to this consideration, broker-dealers who provide supplemental investment research to the Adviser may receive orders for transactions by the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Trust and other clients, and, similarly, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Trust.

                  Portfolio securities will not be purchased from or sold to the Adviser, Distributor, or any "affiliated person" (as such term is defined under the 1940 Act) of any of them acting as principal, except to the extent permitted by the SEC. In addition, the Fund will not give preference to the Adviser's correspondents with respect to such transactions, securities, savings deposits, repurchase agreements and reverse repurchase agreements.

                  The Adviser has agreed to maintain a policy and practice of conducting its investment management activities independently of the respective commercial departments of all of the Adviser's affiliates. In making investment decisions for the Trust, the Adviser's personnel will not inquire or take into consideration whether the issuer of securities proposed for purchase or sale for the Trusts' accounts are customers of the commercial departments of any of the Adviser's affiliates.

                  Investment decisions for the Fund are made independently from those for the Trust's other funds and for other investment companies and accounts advised or managed by the Adviser. Such other funds, investment companies and accounts may also invest in the same securities as the Fund. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another investment company or account, the transaction will be averaged as to price, and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to the Fund and such other investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or sold by the Fund. In connection therewith, and to the extent permitted by law, and by the Advisory Agreement, the Adviser may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other investment companies or advisory clients.

                                    AUDITORS

                  Ernst & Young LLP, independent auditors, with offices at Two Commerce Square, 2001 Market Street, Suite 4000, Philadelphia, Pennsylvania 19103, serve as independent auditors to Trust.


                                     COUNSEL

                  Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, is a partner), with offices at One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the shares offered hereby.


                             PERFORMANCE INFORMATION

YIELD FOR THE FUND

                  The Fund's "yield" is calculated by dividing the Fund's net investment income per share earned during a 30-day period (or another period permitted by the rules of the SEC) by the net asset value per share on the last day of the period and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. The Fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:


                                    Yield = 2 [([(a-b)/cd] + 1)(6) - 1]


         Where:   a =      dividends and interest earned during the period.

                  b =      expenses accrued for the period (net of
                           reimbursements).

                  c =      the  average   daily   number  of  shares
                           outstanding during the period that were entitled to receive dividends.

                  d = maximum offering price per share on the last day of the period.

                  The Fund calculates interest earned on debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each 30-day period, or, with respect to obligations purchased during the 30-day period, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent 30-day period that the obligation is in the Fund. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased by the Fund at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

                  Interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original issue discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original issue discount (market premium), the yield to maturity is based on the market value.

                  Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by the Fund to all shareholder accounts in proportion to the length of the base period and the Fund's mean (or median) account size. Undeclared earned income will be subtracted from the net asset value per share (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the 30-day base period, has not been declared as a dividend, but is reasonably expected to be and is declared as a dividend shortly thereafter. Applicable sales charge are described in detail in the Prospectuses.


TOTAL RETURN

                  The Fund computes its "average annual total return" by determining the average annual compounded rate of return during specified periods that would equate the initial amount invested to the ending redeemable value of such investment by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

                             T = [(ERV 1/n / P) - 1]


         Where:   T   = average annual total return

                  ERV = ending  redeemable value at the end of the
                        period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period

                  P   = hypothetical initial payment of $1,000

                  n   = period covered by the computation, expressed in terms of years

                  The Fund computes its aggregate total returns by determining the aggregate rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                                 T = (ERV/P) - 1

                  The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period and include all recurring fees charged to all shareholder accounts, assuming an account size equal to the Fund's mean (or median) account size for any fees that vary with the size of the account. The maximum sales load and other charges deducted from payments are deducted from the initial $1,000 payment (variable "P" in the formula). The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all contingent deferred sales charges and other nonrecurring charges at the end of the measuring period covered by the computation.

PERFORMANCE REPORTING

                  From time to time, in advertisements or in reports to shareholders, the performance of the Fund may be quoted and compared to that of other mutual funds with similar investment objectives, to stock or other relevant indices, to other investments or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds. The Fund's performance may also be compared to indices maintained by independent third parties, such as the Lehman High Yield Index.

                  Performance data as reported in national financial publications including, but not limited to, MONEY MAGAZINE, FORBES, BARRON'S, THE WALL STREET JOURNAL and THE NEW YORK TIMES, or publications of a local or regional nature may also be used in comparing the performance of the Fund.

                  Performance data will be calculated separately for each class of shares of the Fund.

                  The performance of the Fund will fluctuate and any quotation of performance should not be considered as representative of the future performance of the Fund. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund's shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance data are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any additional fees charged by institutions with respect to accounts of customers that have invested in shares of the Fund will not be included in performance calculations.

                  The portfolio managers of the Fund and other investment professionals may from time to time discuss in advertising, sales literature or other material, including periodic publications, various topics of interest to shareholders and prospective investors. The topics may include but are not limited to the advantages and disadvantages of investing in tax-deferred and taxable investments; Fund performance and how such performance may compare to various market indices; shareholder profiles and hypothetical investor scenarios; the economy; the financial and capital markets; investment strategies and techniques; investment products; and tax, retirement and investment planning.


                                  MISCELLANEOUS

                  The Trust bears all costs in connection with its organization, including the fees and expenses of registering and qualifying its shares for distribution under federal and state securities regulations.

                  As used in this SAI, "assets belonging to the Fund" means the consideration received by the Trust upon the issuance of shares in the Fund, together with all income, earnings, profits, and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to the Fund. In determining the Fund's net asset value, assets belonging to the Fund are charged with the liabilities in respect of the Fund.

                  As used in this SAI, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular investment fund means, with respect to the approval of an investment advisory agreement, a distribution plan or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) 50% or more of the outstanding shares of the Trust or such fund or
(b) 67% or more of the shares of the Trust or such fund present at a meeting if more than 50% of the outstanding shares of the Trust or such fund are represented at the meeting in person or by proxy.

                  As of April 19, 2002, the following persons owned of record 5 percent or more of the shares of the Fund of the Trust:

CORE EQUITY FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED

Boston Financial Data Services                             2.3580                    14.35%
Corp Action Audit Account #1
Armada Fund #1910
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                             2.3580                    14.35%
Corp Action Audit Account #2
Armada Fund #1910
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                             2.3580                    14.35%
Corp Action Audit Account #4
Armada Fund #1910
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments Co.                                        9.3550                    56.94%
Attn:  Rob Silvestri
1 Freedom Valley Rd
Oaks, PA  19456

                                      -53-


CORE EQUITY FUND                                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co.                                          11,831,076.9400                 92.37%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


EQUITY GROWTH FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

State Street Bank & Trust TTEE                          4,063,627.3260                 74.94%
FBO First Energy Corp. Savings Plan
DTD 7/1/98
105 Rosemont Ave. WES/IN
Westwood, MA  02090-2318


EQUITY GROWTH FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

Independence Trust Company                                3,528.6920                   10.94%
P.O. Box 682188
Franklin, TN  37068-2188

First Clearing Corporation                                1,659.4750                    5.15%
A/C 7081-0852
Ridgway Community Nurses Srvcs
Attn:  Lori MacDonald
94 Hospital Street
3rd Floor

First Clearing Corporation                                3,029.2530                    9.39%
A/C 6142-5504
Carolyn A Pagel IRA
FCC as Custodian
1421 Cordova Ave.
Lakewood, OH  44107-3601

First Clearing Corporation                                5,318.3910                   16.49%
A/C 1294-3972
Robert Henry Baker Jr IRA
FCC as Custodian
834 Georgiana St
Port Angeles, WA  98362-3512



                                      -54-

First Clearing Corporation                                3,347.9380                   10.38%
A/C 1375-8906
James J. Barry IRA Rollover
FCC as Custodian
8262 Washington Avenue
North Royalton, OH  44133-7207


EQUITY GROWTH FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

SEI Trust Company Cust                                     243.5460                    20.67%
Roth Contribution IRA
Pennie C. Klott
971 Hillridge Rd
Reynoldsburg, OH  43068-1803

SEI Trust Company Cust                                     243.5460                    20.67%
Roth Contribution IRA
Ted A. Klott
971 Hillridge Rd.
Reynoldsburg, OH  43068-1803

SEI Private Trust Company                                  142.6450                    12.11%
Cust For the IRA of
FBO  Maureen Huzinec
4118 Maxwell Ave.
Erie, PA  16504-2534

SEI Private Trust Company                                  116.0410                    9.85%
Cust For the IRA of
FBO  Hal J Williams
P.O. Box 381
Tenino, WA  98589-0381

First Clearing Corporation                                 376.1280                    31.92%
A/C  8317-4412
Clayton E. Thomas (IRA)
FCC as Custodian
809 Dunbar Dr
Cumberland, IN  46229-3227


EQUITY GROWTH FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

                                      -55-


Sheldon & Co. (Cash/Reinv)                             11,119,369.3830                 30.41%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                           5,908,296.7900                 16.16%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co.                                           5,994,355.1610                 16.40%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     12,305,890.7040                 33.66%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984


LARGE CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARE OWNED

SEI Trust Company                                         1,203.4940                    5.92%
Cust. for the Rollover IRA of
Wallace Strickland
3337 E. 149th St.
Cleveland, OH  44128

First Clearing Corporation                                2,067.4800                   10.16%
A/C 7081-0852
Ridgway Community Nurses Srvcs.
ATTN:  Lori MacDonald
94 Hospital Street
3rd Street

First Clearing Corporation                                1,026.9260                    5.05%
A/C 7194-4927
Wayne A. Ruhlman IRA R/O
FCC as Custodian
4376 Porter Road North
Olmsted, OH 44070-2520

                                      -56-


First Clearing Corporation                                2,981.5150                   14.65%
A/C 5723-7156
Anthony R Mohorcic Decedent
IRA Rollover
FCC as Custodian DTD 3/17/97
9637 Idlewood Drive

First Clearing Corporation                                1,131.8780                   5.56%
A/C  2135-3210
Harold E Crumley IRA R/O
FCC as Custodian
22089 Spring Creek Rd
East Peoria, IL 61611-1391

First Clearing Corporation                                1,078.1860                   5.30%
A/C 3262-4363
Rosella M. Fisher (IRA)
FCC as Custodian
4874 S Washington
North East, PA  16428-5014

First Clearing Corporation                                1,595.2240                   7.84%
A/C 6285-7564
North River Development Corp.
725 LaGrange St.
Toledo, OH  43604-1671

First Clearing Corporation                                1,227.1250                   6.03%
A/C 8742-7666
Robert W. Warland
Beverly B. Warland
1403 14th Ave.
Fort Dodge, IA  50501-7625


LARGE CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

SEI Private Trust Company                                  179.3990                    20.13%
Cust. for the IRA of
FBO Maureen Huzinec
4118 Maxwell Ave.
Erie, PA  16504-2534

SEI Private Trust Company                                  146.7700                    16.47%
Cust. for the IRA of
FBO Hal J. Williams
P.O. Box 381
Tenino, WA  98589-0381

                                      -57-


SEI Private Trust Company                                  60.6330                     6.80%
Cust. for the IRA of
FBO Shirley M Williams
P.O. Box 381
Tenino, WA  98589-0381

First Clearing Corporation                                 493.1020                    55.33%
A/C 8317-4412
Clayton E. Thomas (IRA)
FCC as Custodian
809 Dunbar Dr.
Cumberland, IN  46229-3227


LARGE CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                    SHARES OWNED

National City Bank                                      3,279,134.2280                 7.15%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Reinv)                                  15,921,578.4940                 34.70%
Attn:  Trust Mutual Funds
Account # 10023342
P.O. Box 94777
Cleveland, OH  44101-4984

Sheldon & Co.                                          11,979,833.2360                 26.11%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                             12,998,829.6860                 28.33%
C/O National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                     19,740.165.4340                 55.92%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

                                      -58-


Sheldon & Co. (Reinv)                                   9,565,052.3960                 27.10%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                           2,146,041.5480                 6.08%
C/O National City Bank
P.O.  Box 94777
Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co. (Cash/Reinv)                              1,998,313.5440                 5.66%
c/o National City  Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED
First Clearing Corporation                               44,700.6860                   5.67%
A/C 6956-888
Dr. Frank Radosevich IRA
FCC as Custodian
5632 N. Isabell
Peoria, IL  61614-4135


EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                9,408.4720                   5.94%
A/C  8701-4421
Woodruff Family Services  Fndtn
2820 Washington Road
McMurray, PA  15317-3267


                                      -59-


EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                8,009.6130                   8.49%
A/C  5911-3463
Lyman F. Narten IRA R/O
FCC as  Custodian
15155  Heritage  Lane
Chagrin Falls, OH 44022-2674

First Clearing Corporation                                9,638.4320                   10.22%
A/C 4509-9613
Industrial Power Systems, Inc.
Attn:  Angela Kaminki
410 Ryder Road
Toledo, OH  43607-3106

First Clearing Corporation                                4,878.9570                   5.17%
A/C 7708-8569
James C Taylor IRA R/O
WFS as Custodian
5902 Elaine St.
Speedway, IN  46224-3031


EQUITY INDEX FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                  SHARES OWNED

SEI Private Trust Company                                  244.7050                    5.30%
Cust. for the IRA of
FBO Hal J Williams
P.O. Box 381
Tenino, WA  98589-0381

First Clearing Corporation                                 833.9460                    18.08%
A/C  6641-5784
Dorothy J. Pipe (IRA)
FCC as Custodian
8216 W. Villa Lindo
Peoria, AZ  85383-1010

First Clearing Corporation                                 885.1470                    19.19%
A/C  6076-6995
Jack Oliver AMA
1121 Dayton
Kalamazoo, MI 49048-2137

                                      -60-


First Clearing Corporation                                2,007.5710                   43.51%
A/C 2043-666
Richard T. Campbell TTEE
7509 W. 163rd Street
Tinley Park, IL  60477-1548

First Clearing Corporation                                 523.1410                    11.34%
A/C  3047-6412
Wendy L. Elwell
3722 Spokane Ave
Cleveland, OH  44109-3830


INTERNATIONAL FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                6,177.0170                   10.46%
A/C 8992-4993
Jeffrey Zornow IRA
FCC as Custodian
1884 Stone Hollow Dr.
Bountiful, UT  84010-1057

First Clearing Corporation                                2,965.5990                   5.02%
A/C 4503-0090
Edward A. Icove  IRA  R/O
FCC as Custodian
P.O. Box 21013
Cleveland, OH  44121-0013

First Clearing Corporation                                4,362.0500                   7.39%
A/C  5168-1198
James Levin and
Jill Levin
3099 Vine Court
Cleveland, OH  44113-2948

First Clearing Corporation                                3.109.6890                   5.27%
A/C  7812-7731
Ralph E. Steward IRA
FCC as Custodian
3037 Bonnie Brae
Flossmoor, IL  60422-2027


INTERNATIONAL FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

                                      -61-


SEI Private Trust Company                                  201.2580                    53.00%
Cust. for the IRA of
FBO Maureen Huzinec
4118 Maxwell Ave.
Erie, PA  16504-2534

SEI Private Trust Company                                  159.0670                    41.89%
Cust FBO Roth Contribution IRA
FBO Karen Sue Finley
711 Harrison SE
Anderson, IN  46012-3754


INTERNATIONAL FUND                                    OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co. (Reinv)                                  17,441,466.1240                 32.86%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     18,207,631.8980                 34.30%
C/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          10,939,801.9890                 20.61%
C/o National City Bank
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

Key Bank NA  TTEE FBO                                   2,987,646.4070                 5.63%
Foundation Balance Fund
A/C 04 66 300
P.O. Box 94871
Cleveland, OH  44101-4871


LARGE CAP ULTRA FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

Burke Brothers, Inc. 401(k)                              10,640.1140                   29.69%
James P. Burke
Box 118
Weedville, PA  15868

                                      -62-


First Clearing Corporation                                2,092.0500                   5.84%
A/C 1641-3374
Theodore Bolton (Decedent IRA)
Gary Bolton (Beneficiary)
2032 Fitzwater
Philadelphia, PA  19146-1333


LARGE CAP ULTRA FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

SEI Private Trust Co                                       157.7290                    89.87%
Cust FBO Roth Contribution IRA
FBO Karen Sue Finley
711 Harrison SE
Anderson, IN  46012-3754

SEI Investments                                            10.0910                     5.75%
ATTN:  Rob Silvestri
1 Freedom Valley Rd
Oaks, PA  19456


LARGE CAP ULTRA FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                      1,534,208.5430                 11.37%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co (Reinv)                                    6,107,926.2160                 45.25%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co TTEE                                       3,313,413.7660                 24.55%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co                                            1,566,480.4070                 11.60%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

                                      -63-


SEI Trust Company                                        822,665.8580                  6.09%
ATTN:  Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456


MID CAP GROWTH FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

Burke Brothers, Inc. 401(k)                               9,355.9760                   21.14%
James P. Burke
Box 118
Weedville, PA  15868

First Clearing Corporation                                2,599.6530                   5.87%
A/C 1201-1331
Patricia L. Arone IRA
FCC as Custodian
3720 Tomlinson Dr.
3721 Logansport, IN  46947-4034


MID CAP GROWTH FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Boston Financial Data Services                              5.440                      16.86%
Corp Action Audit Account #1
Armada Fund #1921
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              4.5210                     14.01%
Corp Action Audit Account #2
Armada Fund #1921
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              4.5210                     14.01%
Corp Action Audit Account #4
Armada Fund #1921
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments Co.                                        17.7940                     55.12%
ATTN:  Rob Silvestri
1 Freedom Valley Rd
Oaks, PA  19456


MID CAP GROWTH FUND                                   OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

                                      -64-


National City Bank                                      7,448,428.3910                 33.31%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co (Reinv)                                    7,034,856.0130                 31.46%
ATTN:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co TTEE                                       5,165,890.6310                 23.10%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co                                            2,535,122.3310                 11.34%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


SMALL CAP GROWTH FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                6,162.7170                   12.54%
A/C 8992-4993
Jeffrey Zornow IRA
FCC as Custodian
1884 Stone Hollow Dr.
Bountiful, UT  84010-1057

First Clearing Corporation                                4,573.1710                   9.30%
A/C 8635-9569
Jane B. Wessel IRA
FCC as custodian
21280 Avalon Dr.
Rocky River, OH  44116-1122

First Clearing Corporation                                3,791.4690                   7.71%
A/C  4365-5907
Huber Heights Medical Center
6096 Brandt Parkway
Huber Heights, OH  45424-4015

                                      -65-



SMALL CAP GROWTH FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

SEI Private Trust Company                                  100.7260                    15.76%
Cust. for the IRA of
FBO Maureen Muzinec
4118 Maxwell Ave
Erie, PA  16504-2534

First Clearing Corporation                                 520.2910                    81.39%
A/C 4819-4698
Ted A. Klott
971 Hillridge Rd.
Reynoldsburg, OH  43068-1803


SMALL CAP GROWTH FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co (Reinv)                                    7,566,047.9370                 25.91%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                      9,818,295.2790                 33.63%
c/o National City Bank
Trust Mutual Fds
P.O. Box 94984
Cleveland, OH  44101-4984

National City Bank                                      6,624,683.8540                 22.69%
c/o Sheldon & Co
Trust Mutual FDS
P.O. Box 94777
Cleveland, OH  44101-4777


National City Bank                                      3,850,105.5870                 13.19%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984


SMALL CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

Nationwide Trust Company FSB                             371,190.7750                  21.14%
C/o IPA portfolio Accounting
P.O. Box 182029
Columbus, OH  43218-2029

                                      -66-


Charles Schwab & Co. Inc.                                228,220.2710                  13.00%
ATTN:  Mutual Funds
Special Custody Account
101 Montgomery St.
San Francisco, CA  94104-4122


SMALL CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

Dean Witter for the Benefit of                           12,468.8280                   6.50%
John Kenneth Kearney &
P.O. Box 250 Church Street Station
New York, NY  10008-0250


SMALL CAP VALUE FUND                                 OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Dain Rauscher Inc FBO                                     1,664.8760                   13.18%
Hansa Barki C/F
Jessica Lynn Barki
OK UNF Transfer to Minors Act
4715 Innsbrook Inn
Oklahoma City, OK  73142-5111

NFSC FEBO # BT 9-031658                                    642.1570                    5.09%
Raymond G. Steinmetz
Mary Ann Steinmetz
2613 Wilburlook Ln
Louisville, KY  40220-2943

NFSC FEBO # BT 9-988286                                    971.8170                    7.70%
NFS/FMTC IRA
FBO Phillip W. Hunter
46201 Via Vaquero
Temecula, CA  92590-4242

NFSC FEBO #110-345180                                     1,675.4430                   13.27%
FMT Co. Cust. IRA
FBO Jack K. Dreyer
33 Moon Hill Rd.
Lexington, MA  02421-6112


SMALL CAP VALUE FUND                                  OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                      7,591,836.1930                 17.71%
ATTN:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

                                      -67-


Charles Schwab & Co Inc                                 2,550,917.2340                 5.95%
Attn:  Mutual Funds
Special Custody Account
101 Montgomery St
San Francisco, CA  94104-4122

Sheldon & Co. (Reinv)                                  11,799,883.7830                 27.52%
Attn:  Trust Mutual Funds
Account #100023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          11,685,931.4900                 27.26%
P.O. Box 94984
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4984

Sheldon & Co. (Cash/Reinv)                              6,801,704.5500                 15.87%
C/o National City Bank
ATTN:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4984


TAX MANAGED EQUITY FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

NFSC FEBO #Z41-257923                                    80,148.5860                   5.31%
Allison P. Vanhartesveldt
TSO Eurswa
PSC 817, Box 8
FPO, NY  09622


TAX MANAGED EQUITY FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                7,346.4200                   8.04%
A/C 6108-1699
Kenneth A. Otto &
Merilee W. Otto
1710 Road Point Road
Muskegon, MI  44130-4104

First Clearing Corporation                                5,342.8320                   5.84%
A/C 7561-2888
Rosalia H. Stojovic
1787 E 33rd Street
Cleveland, OH  44114-4517

                                      -68-


First Clearing Corporation                                8,264.4630                   9.04%
A/C 6700-2399
Gayle Papesh
5408 Turney Rd
Garfield Hts, OH  44125-3204


TAX MANAGED EQUITY FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

SEI Private Trust Company                                  87.3360                     46.05%
Cust. for the IRA of
FBO Carmen V. Monaco
9415 Burlington Ave.
Brookfield, IL  60513-1829

SEI Private Trust Company                                  87.3360                     46.05%
Cust. for the IRA of
FBO Mary E. Monaco
9415 Burlington Ave.
Brookfield, IL  60513-1829


TAX MANAGED EQUITY FUND                               OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co. TTEE                                      8,013,534.4160                 50.01%
C/o National City Bank
Trust Mutual Fds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                      7,161,268.2660                 44.69%
C/o National City Bank
P.O. Box 94777
ATTN:  Trust Mutual Funds
Cleveland, OH  44101-4777


                                      -69-


BALANCED ALLOCATION FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

Burke Brothers, Inc. 401(k)                              12,990.3770                   17.86%
James P. Burke
Box 118
Weedville, PA  15868

First Clearing Corporation                                5,585.4160                   7.68%
A/C  5851-0084
Mentor Chiropractic Center Inc.
Defined Benefit Pension Plan
753 Nicklaus
Melbourne, FL  32940-1793

First Clearing Corporation                                7,411.2330                   10.19%
A/C  5205-8862
Joann Lutes U
Aimee L. Telegraphic
4 Wesley Ave.
Charleroi, PA  15022-9444


BALANCED ALLOCATION FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                1,661.2080                   6.85%
A/C 8317-4412 Clayton E. Thomas (IRA)
FCC as Custodian
809 Dunbar Dr.
Cumberland, IN  46229-3227

First Clearing Corporation                                2,855.5370                   11.78%
A/C3745-4725
Karen L. Goins-Ryan (IRA)
FCC as Custodian
4463 W. Smokey Row Rd.
Greenwood, IN  46143-8663

First Clearing Corporation                                1,218.2190                   5.02%
A/C  2047-7589
John D. Canada  (IRA)
FCC as Custodian
P.O. Box 47174
Indianapolis, IN  46247-0174

                                      -70-


First Clearing Corporation                                1,650.2900                   6.81%
A/C  1838-3015
Cleveland Brown IRA R/O
FCC as Custodian
3514 Birchwood Ave.
Indianapolis, IN  46205-3613

First Clearing Corporation                               10,674.5710                   44.02%
A/C  2020-4262
Wallace N. Chase OIRA)
FCC as Custodian
6401     Pleasant Wood Ln.
Indianapolis, IN  46236-9735

First Clearing Corporation                                2,680.0360                   11.05%
A/C  5072-3327
Mary Ann Lewis
P.O. Box 927
Greenfield, IN  46140-0927


BALANCED ALLOCATION FUND                              OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co. TTEE                                      1,139,524.5990                 6.41%
C/o National City Bank
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. (Reinv)                                   2,359,040.2880                 13.28%
Attn:  Trust Mutual Funds
Account  #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

National City Bank                                     13,764,280.1110                 77.49%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984


AGGRESSIVE ALLOCATION FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

National City Corporation                                253,897.8000                  87.96%
Attn:  Corp Treasury
1900 East Ninth Street
Loc 01-2101
Cleveland, OH  44114-3484

                                      -71-



AGGRESSIVE ALLOCATION FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

SEI Private Trust Company                                 1,459.8520                   11.29%
Cust. for the Rollover IRA of
John W. Grzecla
1139 W. 29th St
Erie, PA  16508-1535

First Clearing Corporation                                2,144.6490                   16.58%
A/C  1923-4997
Nancy Bunker
3130 Chestnut Rd.
Venice, FL  34293-3014

First Clearing Corporation                                1,109.8200                   8.58%
A/C 3316-0318
Robert E. Fournier IRA
FCC as Custodian
27268 Bunert Rd.
Warren, MI  48088-4842

First Clearing Corporation                                 840.8840                    6.50%
A/C  7100-1466
Pauline Rozzisi TTEE
Pauline Rozzisi Trust
38544 Sycamore Meadow
Clinton Twp, MI  48036-3813

First Clearing Corporation                                1,071.1840                   8.28%
A/C  7557-6931
Michael A. Shanno
7447 Neff Road
Medina, OH  44256-9427

First Clearing Corporation                                 710.3620                    5.49%
A/C  5989-0771
Timothy  McKinzie   IRA
FCC as Custodian
6765 Boneta Rd
Medina,  OH 44256-9770

                                      -72-


AGGRESSIVE ALLOCATION FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                1,628.4350                   7.73%
A/C  7658-4923
Jane E. Sibley  IRA
FCC as Custodian
4153 Sawgrass Trl
Muskegon, MI  49442-6806

First Clearing Corporation                                1,587.3020                   7.53%
A/C 5565-8612
Robert G Meagher IRA R/O
FCC as Custodian
2534 Big Sky Ct.
Ann Arbor, MI  48108-9323

First Clearing Corporation                                1,440.7680                   6.84%
A/C 4847-2450
Gregory Kniat  (IRA)
FCC as Custodian
1945 Elwood
Muskegon, MI  4944-5829

First Clearing Corporation                                1,673.8200                   7.94%
A/C  7356-4030
Roberta M Stewart  (IRA)
FCC as Custodian
211 E. Dewey Rd.
212 Scottville, MI  49454-9679


AGGRESSIVE ALLOCATION FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

SEI Private Trust Company                                 1,713.4320                   6.14%
Cust for the Rollover IRA of
Steve Shiner
208 Oak Boulevard S Dr
Greenfield,  IN
46140-

First Clearing Corporation                               21,978.0220                   78.75%
A/C  1937-4859
Sandra L. Butts IRA
FCC as Custodian
RR 5, Box 555
Spencer, IN  47460-9474

                                      -73-


First Clearing Corporation                                3,672.6130                   13.16%
A/C 55575-4895
Allen McClendon (IRA)
FCC as Custodian
11038 Leo Dr.
Indianapolis,  IN  46235-4900


AGGRESSIVE ALLOCATION FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

NatCity Investments                                      254,418.7940                  86.47%
Attn:  Paul Fabrizi
Loc 3070
1965 E 6th St.
Cleveland, OH  44114-2226

Sheldon & Co.                                            39,010.8960                   13.26%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984


CONSERVATIVE ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

National City Corporation                                257,804.0590                  97.81%
Attn:  Corp Treasury
1900 East Ninth Street
Loc 01-2101
Cleveland, OH  44114-3484


CONSERVATIVE ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

SEI Private Trust Company                                 1,466.2580                   8.73%
Cust for the IRA of
FBO George L. Miller, Jr.
1512 Quinif Dr.
Walled Lake, MI  48390-2564

SEI Private Trust Company                                 1,942.6130                   11.57%
Cust for the IRA of
FBO Raymond L. Moden
9840 County Road  17-3
Wauseon, ON  43567-9746

                                      -74-


First Clearing Corporation                                2,573.3150                   15.33%
A/C 7859-4513
William C. Smith IRA
FCC as Custodian
6150 W 100 S New Palestine,
IN 46163-9799

First Clearing Corporation                                 933.0990                    5.56%
A/C 7859-4513
William C Smith IRA
FCC as Custodian
5929 Gallia St.
Portsmouth, OH  45662-5606

First Clearing Corporation                                3,096.6850                   18.44%
A/C  1135-5168
C. Max Anderson and Patricia S.
Anderson REV Tr C Max and
9105 E. 17th St.
Indianapolis, IN  46229-2018

First Clearing Corporation                                5,113.1580                   30.45%
A/C  8376-7210
A.J. Toney Jr.  (IRA)
FCC as Custodian
7805 Graydon Heights
Catlettsburg, KY  41129-9121


CONSERVATIVE ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                4,579.1460                   6.64%
A/C 5339-2739
Emmaree K. Martin
207 Windsor Ct., Apt 30B
Marysville, OH  43040-1564

First Clearing Corporation                                3,602.2180                   5.22%
A/C 4247-9304
Keith A. Hopkins  IRA
FCC as Custodian
436 Dry Run Rd.
West Portsmouth, OH  45663-9018

First Clearing Corporation                                4,562.3360                   6.61%
A/C 2136-5224
Frederick E. Cassidy  IRA
FCC as Custodian
2223 Carroll Street
Ashland, KY  41102-4739

                                      -75-


First Clearing Corporation                                3,621.5430                   5.25%
A/C 4103-522
Robert E. Hartwig
Jeanette L. Hartwig
1507 City Road 5
Kitts Hill, OH  45645

First Clearing Corporation                                4,656.8580                   6.75%
A/C 2867-1116
Henry R. Dowdy IRA  R/O
FCC as Custodian
6100 Lake Bonita Rd.
Catlettsburg, KY  41129-9704


CONSERVATIVE ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                4,066.4170                   7.64%
A/C  3783-4126
Marjorie L. Goodrid
400 S. Dubuque St.  #1413
Iowa City, IA  52240-4130

First Clearing Corporation                                2,591.0440                   9.58%
A/C  1665-2502
Ruth E. Borns
180 Love Ave., Apt. D
Greenwood, IN  46142-2148

First Clearing Corporation                                2,559.2520                   9.46%
A/C  8400-0982
Bert M. Turner IRA
FCC as Custodian
2919 S. Fleming St.
Indianapolis, IN  46241-5935

First Clearing Corporation                                1,520.0700                   5.62%
A/C  3005-8945
Erwin H. Eggeman &
Laura Eggeman
6375 E. 200 S
Greenfield, IN  46140-8218

First Clearing Corporation                                2,543.7590                   9.40%
A/C 2617-3894
Adlphus W. Dalton IRA
FCC as Custodian
7101 Beamer Station Rd.
Poland, IN  47868-7165

                                      -76-


First Clearing Corporation                                1,631.3250                   6.03%
A/C  7221-6506
Sandra M. Reid and
Robert M. Reid
JTWROS
4311 Crosswinds Dr.

First Clearing Corporation                                2,543.7590                   9.40%
A/C 2617-3894
Adolphus W. Dalton IRA
FCC as Custodian
7101 Beamer Station Rd.
Poland, IN  47868-7165

First Clearing Corporation                                2,240.3260                   8.28%
A/C 1501-8444
George Berlier
1205 N. Gladstone
Indianapolis, IN  46201-2363

First Clearing Corporation                                6,122.4490                   22.63%
A/C  6962-1915
Paul Raigner OIRA)
FCC as Custodian
580 N. 300 W
Greenfield, IN 46140-8424


CONSERVATIVE ALLOCATION FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

NatCity Investments                                      258,501.2750                  90.78%
Attn:  Paul Fabrizi
Loc 3070
1965 E. 6th St.
Cleveland, OH  44114-2226

Sheldon & Co.                                            26,236.1250                   9.21%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777


BOND FUND                                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

SEI Private Trust Company                                 1,068.5500                   7.18%
Cust. for the IRA of FBO Marlene A. Mesa
7456 Bartholomew Drive
Middleburg Hts., OH  44130-6768

                                      -77-


First Clearing Corporation                                3,907.4860                   26.25%
A/C  7081-0852
Ridgway Community Nurses Srvcs
ATTN:  Lori MacDonald
20 North Broad Street
Ridgway, PA  15853-1002

First Clearing Corporation                                 846.3780                    5.68%
A/C  8642-6779
Leola Wilson IRA
FCC as Custodian
7 Mario Drive
Trotwood, OH  45426-2914

First Clearing Corporation                                 872.7100                    5.86%
A/C 7743-2155
Lydia M. Stalling IRA
FCC as Custodian
311 Southwood Ave
Columbus, OH  43207-1269

First Clearing Corporation                                2,396.7350                   16.10%
A/C 2134-3053
Joseph H. Crowley  (IRA)
FCC as Custodian
1630 Creedmoor Avenue
Pittsburgh, PA  15226-2440

First Clearing Corporation                                 913.6450                    6.14%
A/C 6099-1850
Robert H. Mullens (IRA)
FCC as Custodian
1256 Rohr Rd.
Lockbourne, OH  43137-9251

First Clearing Corporation                                1,076.9380                   7.23%
A/C 1682-6933
Peter P. Bova  SEP IRA
FCC as Custodian
134 Winterwood Dr
Butler, PA  16001-7334

Carl L Culp &                                             1,794.9990                   12.06%
Marie Culp  Jt / Wros
Acct #2
2074 Hobson Dr.
Ford City, PA  16226-1406


BOND FUND                                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

                                      -78-


Boston Financial Data Services                              2.5080                     14.17%
Corp Action Audit Account #1
Armada Fund #1908
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.5080                     14.17%
Corp Action Audit Account #2
Armada Fund #1908
2 Heritage Drive 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.5080                     14.17%
Corp Action Audit Account #4
Armada Fund #1908
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments                                            10.1730                     57.48%
ATTN:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


BOND FUND                                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                     15,015,613.7920                 18.37%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          18,569,340.9890                 22.72%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                          17,114,169.0710                 20.94%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co. (Cash/Reinv)                             28,509,871.3630                 34.89%
c/o National City Bank
Attn:  Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

                                      -79-


GNMA FUND                                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

NFSC FEBO #Z10-075400                                    19,375.7580                   6.41%
Lana S. Chadwick TTEE
Chadwick Irrev Charitable Uni
U/A 01/20/93
4719 Kittiwake Ct.
Naples, FL  34119-8864

First Clearing Corporation                               97,276.2650                   32.18%
A/C  4720-7506
Robert S. Kendall &
Linda R. Kendall JT TEN
2650 Butternut Ln.
Pepper Pike, OH  44124-4208


GNMA FUND                                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

SEI Private Trust Company                                 4,128.1670                   8.83%
Cust. for the IRA of
FBO Twila Dolby Dunlap
2504 Cherrytree Rd.
Oil City, PA  16301-4902

Shore West Construction 401(k) Plan                       2,620.7720                   5.61%
Kenneth M. Sokol
4055 Brewster Dr
Westlake, OH  44145-5302

First Clearing Corporation                                2,466.8960                   5.28%
A/C 4907-5121
Bernadine T. Klimaszewski
Daniel J. Sitkowski
11600 Hosford Road
Chardon, OH  44024-9651

First Clearing Corporation                                3,486.1830                   7.46%
A/C 8350-2842
William P. Thomas IRA
FCC as Custodian
7900 Preston Hills Ct.
Mentor, OH  44060-7466

                                      -80-


First Clearing Corporation                                2,765.8630                   5.92%
A/C 1242-1144
Dallas Auvil JR and
Glennadine Auvil JTWROS
12044 Huntoon Road
Painesville, OH  44077-9727

First Clearing Corporation                                3,475.7100                   7.44%
A/C 7379-2795
Evelyn J Schlegel
14508 Alger Road
Cleveland, OH  44111-1308

First Clearing Corporation                                3,961.7660                   8.48%
A/C 2956-7340
Robert K. Erickson IRA
FCC as Custodian
RR3 Box 157
Bloomington, IL  61704-9591


GNMA FUND                                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                9,878.7480                   6.32%
A/C  6324-9932
Robert F. Neuwar  IRA
FCC as Custodian
381 Sterling Cir.
Berea, OH  44017-2322

First Clearing Corporation                                9,780.8340                   6.25%
A/C  4083-8539
Rosemary E.  Harrison  (IRA R/O)
FCC as  Custodian
47 Cleveland Street
Chagrin Falls, OH 44022-2927


GNMA FUND                                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Boston Financial Data Services                              2.3830                     14.17%
Corp Action Audit Account #1
Armada Fund #1913
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

                                      -81-


Boston Financial Data Services                              2.3830                     14.17%
Corp Action Audit Account #2
Armada Fund #1913
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.3830                     14.17%
Corp Action Audit Account #4
Armada Fund #1913
2 Heritage Drive 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments Co                                          9.6710                     57.50%
ATTN:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


GNMA FUND                                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co.                                           2,033,438.1160                 13.92%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                           8,913,739.4250                 61.03%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                     3,606,190.0090                 24.69%
C/o National City Bank
Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

                                      -82-



INTERMEDIATE BOND FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

First Clearing Corporation                               16,295.0320                   12.15%
A/C 1202-4114
Eugene Arrigoni IRA
FCC as Custodian
4101 Grady Smith Road
Loganville, GA  30052-3650


INTERMEDIATE BOND FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

SEI Private Trust Co CUST FBO                             2,104.1260                   5.32%
Cust for the Rollover IRA of
Wallace  Strickland
3337 E 149th Street
Cleveland, OH 44120-4237

First Clearing Corporation                                7,463.6040                  18.88%
A/C 1294-3972
Robert Henry Baker, Jr IRA
FCC as Custodian
834 Georgiana St.
Port Angeles, WA  98362-3512

First Clearing Corporation                                2,309.5240                   5.84%
A/C 4155-4203
Diane L. Hiser
5456 Carmoustie Cir.
Danville, IN  46123-7693

First Clearing Corporation                                9,496.6760                  24.02%
A/C 7721-3664
Samuel E. Taylor
Revocable Trust
961 Collier Ct., Apt 303
Marco Island, FL  34145-6535

First Clearing Corporation                                2,258.4500                   5.71%
A/C 2134-3053
Joseph H. Crowley  (IRA)
FCC as Custodian
1630 Creedmoor Ave.
Pittsburgh, PA 15226-2440

                                      -83-


First Clearing Corporation                                9,662.6040                   24.44%
A/C 4973-8143
Marian L. Laisure
TOD, Dorylz Laisure,
2112 Acacia Park Dr., Apt. 307
Lyndhurst, OH  44124-3800


INTERMEDIATE BOND FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Boston Financial Data Services                              2.3670                     14.17%
Corp Action Audit Account #1
Armada Fund #1914
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.3670                     14.17%
Corp Action Audit Account #2
Armada Fund #1914
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.3670                     14.17%
Corp Action Audit Account #4
Armada Fund #1914
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments Co                                          9.6060                     57.50%
ATTN:  Rob Silvestri
1 Freedom Valley Rd
Oaks, PA  19456


INTERMEDIATE BOND FUND                                OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co. (Reinv)                                   3,036,733.6570                  9.21%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                          12,613,104.5300                 38.24%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984

                                      -84-


Sheldon & Co.                                          10,557,370.9010                 32.01%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

SEI Trust Company                                       4,734,799.2560                 14.36%
Attn:  Mutual Fund Administrator
One Freedom Valley Drive
Oaks, PA  19456

LIMITED MATURITY BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                6,013.7660                   5.36%
A/C 2090-6267
Charles L. Carr (IRA)
FCC as Custodian
9414     Easton Ave.
Cleveland, OH  44104-5418

First Clearing Corporation                                8,406.9210                   7.49%
A/C 4940-5425
Eugene R. Kus
13945 County Line Road
Chagrin Falls, OH  44022-4015


LIMITED MATURITY BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                5,046.8650                   7.75%
A/C 4870-6402
Krieg Brothers Cath Supply Inc.
119 S. Meridian St.
Indianapolis, IN  46225-1016

First Clearing Corporation                                4,724.5070                   7.26%
A/C 2134-3053
Joseph H. Crowley (IRA)
FCC as Custodian
1630 Creedmoor Avenue
Pittsburgh, PA  15226-2440

First Clearing Corporation                               10,041.6730                   15.43%
A/C 4083-8539
Rosemary E. Harrison (IRA R/O)
FCC As Custodian
47 Cleveland Street
Chagrin Falls, OH  44022-2927

                                      -85-


First Clearing Corporation                                6,495.0780                   9.98%
A/C 1744-7345
Syma Brejt (IRA)
FCC as Custodian
3625 Shannon Road
Cleveland Hts, OH  44118-1928

First Clearing Corporation                                4,006.9190                   6.16%
A/C 2980-5010
Lynn T. Elliott   (IRA Rollover)
FCC as Custodian
9724 E. Shore Drive
Portage, MI  29002-7482


LIMITED MATURITY BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNEDD

First Clearing Corporation                                4,957.7950                   37.77%
A/C  8362-1585
Joseph J. Tiziani IRA #2
FCC as Custodian
P.O. Box 4223
Horseshoe Bay, TX  78657-4223

First Clearing Corporation                                4,962.7490                   37.80%
A/C  8575-0813
Georgia T. Vorhies
4211 Waterbrook Way
Greenwood, IN  46143-9310

First Clearing Corporation                                 998.6420                    7.61%
A/C 2043-6666
Richard T. Campbell TTEE
7509 W. 163rd Street
Tinley Park, IL  60477-1548

First Clearing Corporation                                1,992.0320                   15.17%
A/C 2873-4354
James A. Doxey (IRA Rollover)
FCC as Custodian
5381 N. Riverview
Kalamazoo, MI  49004-1544


LIMITED MATURITY BOND FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                      1,515,958.1550                 7.47%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

                                      -86-


Sheldon & Co. (Reinv)                                   6,210,915.3230                 30.60%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                           8,965,651.1730                 44.17%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.  TTEE                                     3,304,806.8850                 16.28%
Future Quest
c/o National City Bank
Attn:  Trust Mutual Funds/01-999999774
P.O. Box 94777
Cleveland, OH  44101-4777


TOTAL RETURN ADVANTAGE FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

Argo Tool Corporation 401k Plan                           5,630.2950                   5.03%
Laszlo N Repay
Attn:  Linda Repay
Personal and Confidential
1962 Case Parkway N
Twinsburg, OH  44087

First Clearing Corporation                               19,767.7890                   17.65%
A/C 5046-3346
Curtis E. Lesmeister (IRA)
FCC as Custodian
2311 Meadow Drive
Louisville, KY  40218-1332


TOTAL RETURN ADVANTAGE FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

Raymond James & Assoc. Inc. CSDN                          2,016.6470                   7.30%
Alfred E. Corey Jr. IRA
1031 Eden Isle Dr. N E
Saint Petersburg, FL  33704-1705

                                      -87-


First Clearing Corporation                                2,614.9680                   9.46%
A/C 3816-3066
Claude Hall IRA
FCC as Custodian
416 Skylark Drive
Winchester, KY  40391-2902

First Clearing Corporation                                5,235.2470                   18.95%
A/C 4025-9578
Donald P. Hamiton Sr. IRA
FCC as Custodian
164 South Detroit Ave.
Toledo, OH  43609-2017

First Clearing Corporation                                4,150.6540                   15.02%
A/C 2867-1582
Henry R. & Anna Belle Dowdy
TTEE Henry R and Anna
6100 Lake Bonita Rd.
Catlettsburg, KY  41129-9704

First Clearing Corporation                                3,002.9390                   10.87%
A/C 1212-4397
York Ash
2772 S Michael
Traverse City, MI  49686-4921

First Clearing Corporation                                1,459.8350                   5.28%
A/C 5730-3497
Tronika S McFarland
Vandergurgh Hall Rd.  145
1 W. Sycamore
Vincennes, IN  47591-1651

First Clearing Corporation                                1,738.7840                   6.29%
A/C  4103-5222
Robert E. Hartwig
Jeanette L. Hartwig
1507 County Road 5
Kitts Hill, OH  45645-8721

First Clearing Corporation                                3,763.3490                   13.62%
A/C 7738-9249
Howard C. Sergott (IRA R/O)
FCC as Custodian
4698 Wolff Dr.
Brunswick, OH  44212-2549


TOTAL RETURN ADVANTAGE FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

                                      -88-

SEI Private Trust Company                                  435.1370                    11.67%
Cust. for the Rollover IRA of
Robert R. Feltes
8853 Michaels Ln.
Broadview Hts, OH  44147-1774

SEI Private Trust Company                                  252.8890                    6.78%
Cust for the Rollover IRA of
James E. Ford
13129 Whitney Rd.
Strongsville, OH 44136-1943

SEI Private Trust Company                                  391.8510                    10.51%
Cust. for the Rollover IRA of
Eleanor Feltes
8853 Michaels Ln.
Broadview Hts, OH  44147-174

Stoney Hollow Tire, Inc. 401(k) Plan                       194.2600                    5.21%
Larry J. Travis
Attn:  Earl Buono
Personal and Confidential
1st & Hanover Streets, P.O. Box 310
Martins Ferry, OH  43935

First Clearing Corporation                                1,035.0390                   27.76%
A/C 3778-0803
Virginia M. Gillespie
7037 Prospect Dublin Rd.
Prospect, OH  43342-9553


TOTAL RETURN ADVANTAGE FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Boston Financial Data Services                              2.4040                     14.18%
Corp. Action Audit Account #1
Armada Fund #1929
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.4040                     14.18%
Corp Action Audit Account #2
Armada Fund #1929
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

                                      -89-


Boston Financial Data Services                              2.4040                     14.18%
Corp. Action Audit Account #4
Armada Fund #1929
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments Co.                                         9.7370                     57.45%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


TOTAL RETURN ADVANTAGE FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co. (Reinv)                                  14,130,441.4260                 54.20%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co.                                           6,247,535.8420                 23.96%
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777

Sheldon & Co.  TTEE                                     5,283,273.6360                 20.26%
C/o National City Bank
P.O. Box 94777
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4777


U.S. GOVERNMENT INCOME FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                7,399.2070                   9.26%
A/C 8697-5307
Wilda I. Wilson
Barbara A. Nagy POA
10137 Hobart Rd
Apt 504

First Clearing Corporation                               27,222.1070                   34.06%
A/C 6019-2188
Northern Ohio District Council
Attn:  Robert Fozio
16600 Sprague Road #275
Middleburg, OH  44130-6398

                                      -90-


First Clearing Corporation                                4,331.0040                   5.42%
A/C 485-0691
Harry J. Jahnke
Mary Louise Jahnke
2025 E. Lincoln St.,  Apt. 2324
Bloomington, IL  61701-5995

First Clearing Corporation                                8,062.2360                   10.09%
A/C 3555-4106
Andrew L. Gladish  (IRA R/O)
FCC as Custodian
33681 Reserve Way
Avon, OH  44011-3224

First Clearing Corporation                                5,393.2710                   6.75%
A/C 1074-5691
Helen D. Alexander
5372 Twin Lake Rd. NE
Mancelona, MI  49659-9220


U.S. GOVERNMENT INCOME FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                 796.2570                    97.71%
A/C 8317-4412
Clayton E. Thomas (IRA)
FCC as Custodian
809 Dunbar Dr.
Cumberland, IN  46229-3227


U.S. GOVERNMENT INCOME FUND                           OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                      2,126,934.2780                 10.77%
Attn:  Trust Mutual Funds
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon & Co. (Reinv)                                   2,489,016.8440                 12.61%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     11,640,303.2630                 58.95%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

                                      -91-


Sheldon & Co.                                           3,034,288.6840                 15.37%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


MICHIGAN MUNICIPAL BOND FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

McDonald Investments Inc FBO                             251,330.3540                  17.94%
35617487
4900 Tiedeman Road
Brooklyn, OH  44144-2338


MICHIGAN MUNICIPAL BOND FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

First Clearing Corporation                               18,526.2560                   9.89%
A/C 8304-7634
Emily T. Wheeler TTEE
Emily T. Wheeler Trust
1632 Tawas Beach Road
East Tawas, MI  48730-9330

First Clearing Corporation                               16,256.1260                   8.68%
A/C 1474-8811
Marion E. Belloni
27715 Alger Lane
Madison Heights, MI 48071-4523

First Clearing Corporation                               23,360.1120                   12.47%
A/C 4119-5327
Timothy P. Higgins
Kathleen M. Higgins
6302 Greenwood Ct.
Belleville, MI  48111-5169


MICHIGAN MUNICIPAL BOND FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                1,853.3940                   7.28%
A/C  5837-0033
Robert L. Mott
Gloria A. Mott TTEE
10242 Sunrise RDG
Pinckney, MI  48169-8125

                                      -92-


First Clearing Corporation                                3,619.9100                   14.21%
A/C  8421-6308
Eugene H. Towner Marital Trust
1023 Avon Road
Ann Arbor, MI  48104-2741

First Clearing Corporation                               17,040.7890                   66.91%
A/C  7412-6331
Alyssa Lee Trust
Shari L. Simon TTEE
8885 Lehman Road
Montague, MI  49437-9326

First Clearing Corporation                                2,051.9560                   8.06%
A/C  8951-4011
Raimonds T. Ziemelis
1222 E. Giles
Muskegon, MI  49445-2630


MICHIGAN MUNICIPAL BOND FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Boston Financial Data Services                              2.2400                     14.18%
Corp Action Audit Account #1
Armada Fund #1919
2 Heritage Drive, 3rd Fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.2400                     14.18%
Corp Action Audit Account #2
Armada Fund #1919
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.2400                     14.18%
Corp Action Audit Account #4
Armada Fund #1919
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments Co.                                         9.0740                     57.45%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456

                                      -93-


MICHIGAN MUNICIPAL BOND FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co. (Reinv)                                   1,609,758.1590                 12.63%
Attn:  Trust Mutual Funds
Account #10023342
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co. TTEE                                     10,792,285.9980                 84.67%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777


NATIONAL TAX EXEMPT BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

Donaldson Lufkin Jenrette                                64,313.9190                   8.25%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

First Clearing Corporation                               379,646.2560                  48.68%
A/C 1143-7442
Bill Anest
400 S. Curran
Grayslake, IL  60030-9202


NATIONAL TAX EXEMPT BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                2,757.0310                   5.12%
A/C 7472-4232
Jack T. Senn and
Vickie Senn
7504 Arnold Town Rd.
Louisville, KY  40214-3808

First Clearing Corporation                                4,916.5760                   9.14%
A/C 2099-9089
James E. Chenault &
Judith E. Chenault
8609 Cool Brook Ct.
Louisville, KY  40291-1501

                                      -94-


First Clearing Corporation                                2,753.9830                   5.12%
A/C 6708-7889
Dorothy and Lester Riley Trust
Dorothy K. Riley TTEE
5 Locust Hl
Crawfordsville, IN  47933-3347

First Clearing Corporation                                5,511.0840                   10.24%
A/C 5482-0768
Theodore R. McDonald &
Rose Ann McDonald
7712 St. Bernard Ct.
Louisville, KY  40291-2462

LPL Financial Service                                     6,330.5200                   11.76%
AC 1476-8134
9785 Towne Centre Drive
San Diego, CA  92121-1968

Raymond James & Assoc. Inc.                              13,420.2570                   24.94%
FBO Hawkins, C. Trust
BIN#43406825
880 Carillon Pkwy.
St. Petersburg, FL  33716-1100

Donaldson Lufkin Jenrette                                 5,591.8590                   10.39%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052


NATIONAL TAX EXEMPT BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                6,198.9720                   77.43%
A/C 2146-8768
P. Brian Coleman
RR #1
P.O. Box 254
Flemingsburg, KY  41041-0254

First Clearing Corporation                                1,795.7040                   22.43%
A/C 3565-5028
Patricia Ann Galliher
JT WROS
311 Bellefonte Princess Rd.
Ashland, KY  41101-7115

                                      -95-



NATIONAL TAX EXEMPT BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Boston Financial Data Services                              2.4340                     14.17%
Corp Action Audit Account #1
Armada Fund #1923
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.4340                     14.17%
Corp Action Audit Account #2
Armada Fund #1923
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.4340                     14.17%
Corp Action Audit Account #4
Armada Fund #1923
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments Co                                          9.8720                     57.48%
Attn:  Rob Silvestri
1 Freedom Valley Rd
Oaks, PA  19456


NATIONAL TAX EXEMPT BOND FUND                         OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon & Co. TTEE                                     11,419,132.0270                 69.65%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

Sheldon & Co.                                           4,086,621.4490                 24.93%
c/o National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

                                      -96-

OHIO TAX EXEMPT BOND FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

First Clearing Corporation                               379,184.1700                  38.21%
A/C 3198-9668
Harry E. Figgie Jr Trust
Harry E. Figgie Jr. TTEE
37001 Shaker Blvd.
Chagrin Falls, OH  44022-6643


OHIO TAX EXEMPT BOND FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                3,626.4730                   99.60%
A/C  2615-4740
Donna J. Dalferro &
Paul R Dalferro
3322 Maple Ave.
Castalia, OH  44824-9446


OOHIO TAX EXEMPT BOND FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                9,313.1840                   6.80%
A/C 7164-3090
Robert J. Rice Revocable Trust
Robert J. Rice Trustee
16280 Commons Oval
Strongsville, OH  44136-2566

First Clearing Corporation                                9,006.5200                   6.58%
A/C 3709-6486
Anna M. Gascoigne Nixon
284 South Oval Drive
Chardon, OH  44024-1462

First Clearing Corporation                                8,958.9460                   6.54%
A/C 1021-6227
Dorothy Ackers
6700 Cincinnati/Zanesville Rd.
Rushville, OH  43150-9641

First Clearing Corporation                               44,682.7520                   32.63%
A/C 7100-0633
Rudolph Family Trust
Karl H. Rudolph TTEE
3033 Lander Road
Pepper Pike, OH  44124-5440

                                      -97-

First Clearing Corporation                                7,785.9320                   5.69%
A/C 5168-1198
James Levin and
Jill Levin
3099 Vine Court
Cleveland, OH  44113-2948

First Clearing Corporation                                7,389.7780                   5.40%
A/C 3330-1164
Harry Fronista
8969 Adams Road
Huber Heights, OH  45424-4037

First Clearing Corporation                                7,389.7780                   5.40%
A/C 3384-6316
Sylvai A. Fronista
8969 Adams Road
Huber Heights, OH  45424-4037


OHIO TAX EXEMPT BOND FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                2.712.1160                   99.43%
A/C 1756-8826
Russell W. Brooks and
Laverne M. Brooks  JTWROS
6335 Waldorf Place
Independence, OH  44131-3342


OHIO TAX EXEMPT BOND FUND                             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

Sheldon and Co.                                        10,936,483.8140                 79.26%
FutureQuest  - c/o National City Bank
Trust Mutual Fds / 01-999999774
P.O. Box 94984
Cleveland, OH  44101-4984

Sheldon and Co. (Cash/Reinv)                            1,752,889.1390                 12.70%
National City Bank
Trust Mutual Funds
P.O. Box 94777
Cleveland, OH  44101-4777

                                      -98-

PENNSYLVANIA MUNICIPAL BOND FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

National Financial Services Corp                          5,532.1290                   6.02%
FBO Gary S Lengel
Bin #TGA 100897
200 Liberty St.  #FL
New York, NY  10281-1003

First Clearing Corporation                               10,262.7520                   11.17%
FBO Sara Zimmer
ACCT # 8963-5901
P.O. Box 1357
Richmond, VA  23218-1357

First Clearing Corporation                                8,587.1490                   9.35%
A/C 7618-3716
Helga A. Suhr
750 Sharter Dr #E-11
Longs, SC  29568

First Clearing Corporation                               10,737.2480                   11.69%
A/C 1054-0958
James L. Aiello and
Crystel Gabrich
141 Circle Dr.
Pittsburgh, PA  15228-2120

First Clearing Corporation                                7,792.0620                   8.48%
A/C  8434-2907
Thiel College
75 College Avenue
Greenville, PA  16125-2186

First Clearing Corporation                               14,233.9320                   15.49%
A/C  5158-1633
Elva A, Longwell &
437 Morton Street
Sharon, PA  16146-2419

First Clearing Corporation                                9,469.6970                   10.31%
A/C  8698-0511
Joan A. Wickerham
Alan C. Wickerham
JTTEN
462 S. 7th Street

                                      -99-


First Clearing Corporation                                7,702.8050                   8.38%
A/C  4289-0182
Carol Hoffman
255 B-11 Dizengoff Street
Zip Code  63117 Israel
Tel Aviv


PENNSYLVANIA MUNICIPAL BOND FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                                9,760.7610                   22.53%
A/C 8681-9932
Leroy Wheeler
June L. Jones
23164 N. Townline
Conneautville, PA  16406-5548

First Clearing Corporation                                4,412.9040                   10.19%
A/C 3393-3402
Catherine M. Frantz
2617 Asbury Rd.
Erie, PA  16506-1441

First Clearing Corporation                                5,132.3990                   11.85%
A/C 6713-4142
Mildred P. Phillips
2625 Asbury Rd.
Erie, PA  16506-1441

First Clearing Corporation                                2,921.1420                   6.74%
A/C 4324-1382
Carrie D. Huffman
1290 Boyce Rd, Apt. C312
Pittsburgh, PA  15241-3992

First Clearing Corporation                                2,416.3950                   5.58%
A/C 2925-3576
Isabel W Dunn
Duane R Dunn   Jt Ten
215 Olin Avenue
Girard, PA  16417-1529

First Clearing Corporation                                3,473.7360                   8.02%
A/C 5368-1735
Sherry M. Lovaglio
Donald A. Lovaglio
JT TEN
Lynnwood Estates

                                      -100-


First Clearing Corporation                                7,520.8020                   17.36%
A/C 1267-6671
Martha Baird
10 Stoney Brook Blvd.
Greenville, PA  16125-7804

First Clearing Corporation                                7,274.4910                   16.79%
A/C 7799-8929
Henri Schmid
Harriet Ann Schmid
JT TEN
440 Collier Road


PENNSYLVANIA MUNICIPAL BOND FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Boston Financial Data Services                              2.3520                    14.18%
Corp Action Audit Account #1
Armada Fund #1925
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.3520                    14.18%
Corp Action Audit Account #2
Armada Fund #1925
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

Boston Financial Data Services                              2.3520                    14.18%
Corp Action Audit Account #4
Armada Fund #1925
2 Heritage Drive, 3rd fl.
N. Quincy, MA  02171-2144

SEI Investments Co.                                         9.5330                    57.47%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


PENNSYLVANIA MUNICIPAL BOND FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

Sheldon and Co                                          4,162,103.2770                 92.46%
P.O. Box 94984
Attn:  Trust Mutual Funds
Cleveland, OH  44101-4984


                                      -101-


GOVERNMENT MONEY MARKET FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

National City MI/IL                                    235,669,000.0000                34.14%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street Loc 16-0347
Columbus, OH  43222-1419

Pennsylvania                                           243,980,000.0000                35.34%
FBO Corporate Autosweep Customers
C/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Wheat First Securities                                 89,543,325.6100                 12.97%
P.O. Box 6629
Glen Allen, VA  23058-6629

National City Bank                                      91,348,000.000                 13.23%
FBO Corporate Autosweep
770 W. Broad Street LOC 16-0347
Columbus, OH  43222-1419


GOVERNMENT MONEY MARKET FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                    2,019,280,078.1700               94.12%
Operations Center
3rd Floor, North Annex
4100 West 150th Street
Cleveland, OH  44135-1389


MONEY MARKET FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

National City MI/  IL                                  233,166,000.0000                12.31%
FBO Corporate Sweep Customer
Cash Management Operations
770 W Broad Street LOC 16-0347
Columbus, OH  43222-1419

Pennsylvania                                           273,944,000.0000                15.11%
FBO Corporate Autosweep Customers
C/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

                                      -100-


Wheat First Securities                                 778,223,206.9100                42.93%
P.O. Box 6629
Glen Allen, VA  2305-6629

National City Bank                                     284,967,465.1700                15.72%
FBO Corporate AutoSweep
770 W. Broad St. LOC 16-0347
Columbus, OH  43222-1419

National City Bank                                     119,368,631.0500                 6.58%
FBO PCG/ Retail Autosweep Customers
770 W. Broad St. LOC 16-0347
Columbus, OH  43222-1419


MONEY MARKET FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

First Clearing Corporation                               59,877.0500                    6.01%
A/C 7335-5550
Roger L. Schafer IRA
FCC as Custodian
3945 7th St.
New Kensington, PA  15068-7205

First Clearing Corporation                               50,374.2800                    5.05%
A/C 6145-1911
Jerry Nienstedt SEP IRA
FCC as Custodian
906 W. Eleven Mile
Madison Hgts, MI  48071-3104

Shore West Construction 401(k) Plan                      114,586.880                   11.50%
Judith E. Santora
3930 Woodpark Dr.
N. Olmsted, OH  44070-1774

First Clearing Corporation                               77,486.4100                    7.77%
A/C 5804-9547
Mildred E. May
6205 Six Mile Lane
Louisville, KY  40218-2348

Donaldson Lufkin Jenrette                                196,364.9300                  19.70%
Securities Corporation Inc.
P.O. Box 2052
Jersey City, NJ  07303-2052

                                      -103-



MONEY MARKET FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS C SHARES)                                                                   SHARES OWNED

First Clearing Corporation                               17,956.4000                    5.41%
A/C 6490-8961
Homer M Osborne IRA
FCC as custodian
5 Patricia St.
Charleroi, PA  15022-9439

The Kayo Lumber Co                                       193,324.1100                  58.22%
Conversion Holding Account
P.O. Box 8705
Boston, MA  02266-0001

Burke Brothers, Inc. 401k                                48,749.2300                   14.68%
John Dick
Rd #1
Weedville, PA  15868-9801


MONEY MARKET FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS H SHARES)                                                                   SHARES OWNED

First Clearing Corporation                               90,081.3700                   99.81%
A/C 4819-4698
Ted A. Klott
971 Hillridge Rd
Reynoldsburg, OH  43068-1803


MONEY MARKET FUND                                     OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                    2,413,215,633.6100               67.81%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     605,422,589.2800                17.01%
Trust Operations
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

                                      -104-



OHIO MUNICIPAL MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

National City Bank                                     69,045,631.9000                 95.86%
FBO PCG/Retail Sweep Customer
770 W. Broad Street, Location 16-0347
Columbus, OH  43222-1419


OHIO MUNICIPAL MONEY MARKET FUND                      OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                     180,284,663.2300                91.00%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

NatCity Investments Inc.                               16,017,028.5800                  8.08%
ATTN  Lisa Smith Operations Dept.
629 Euclid Ave., 13th Fl Loc 3131
Cleveland, OH  44114-2226


PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

Pennsylvania                                           27,682,000.0000                 44.08%
FBO Corporate Autosweep Customers
c/o National City Bank of PA
300 Fourth Street 2-191
Pittsburgh, PA  15222-2003

Pennsylvania                                           29,781,478.4100                 47.42%
National City Bank of Pennsylvania
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad Street 16-0347
Columbus, OH  43222-1419

                                      -105-



PENNSYLVANIA TAX EXEMPT MONEY MARKET FUND             OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                     103,613,366.3700                95.68%
Trust Operations
Operations Center
3rd Floor North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


TAX EXEMPT MONEY MARKET FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

National City MI/IL                                    18,333,807.4400                  6.17%
FBO Corporate PCG/Retail Sweep Cust
Cash Management Operations
770 W. Broad Street Loc 16-0347
Columbus, OH  43222-1419

First Clearing Corporation                             146,912,160.5100                49.41%
P.O. Box 6629
Glen Allen, VA  23058-6629

Indiana                                                20,572,581.8600                  6.92%
National City Bank of Indiana
FBO PCG/ Retail Sweep Customers
Cash Management Operations
770 W. Broad St. Loc 16-0347
Columbus, OH  43222-1419

Kentucky                                               16,185,723.2300                  5.44%
National City Bank of Kentucky
FBO PCG/Retail Sweep Customers
Cash Management Operations
770 W. Broad St.  Loc 16-0347
Columbus, OH  4322-1419

National City Bank                                     27,850,000.0000                  9.37%
FBO Corporate Autosweep
7700 W Broad St.  Loc 16-0347
Columbus, OH  43222-1419

National City Bank                                     52,122,017.0100                 17.53%
FBO PCG/ Retail Sweep Customer
7700 W. Broad St.  Loc 16-0347
Columbus, OH  43222-1419

                                      -106-

TAX EXEMPT MONEY MARKET FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS B SHARES)                                                                   SHARES OWNED

SEI Investments Co                                          100.00                     100.00%
Attn:  Rob Silvestri
1 Freedom Valley Rd.
Oaks, PA  19456


TAX EXEMPT MONEY MARKET FUND                          OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                     478,427,335.1200                87.77%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     42,129,710.6000                  7.73%
Operations Center
Attn:  Trust Operations Funds
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


TREASURY MONEY MARKET FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

National City MI/IL                                     4,468,000.0000                 20.73%
FBO Corporate Sweep Customer
Cash Management Operations
770 W. Broad Street  Loc 16-3047
Columbus, OH  43222-1419

Wheat First Securities                                  9,344,444.3800                 43.37%
P.O. Box 6629
Glen Allen, VA  23058-6629

National City Bank                                      1,599,000.0000                  7.42%
FBO Corporate autosweep
770 W. Broad St.  Loc 16-0347
Columbus, OH  43222-1419

National City Bank                                      4,720,669.7600                 21.91%
FBO PCG/ Retail Sweep Customer
770 W. Broad St.  Loc 16-0347
Columbus, OH  43222-1419

                                      -107-



TREASURY MONEY MARKET FUND                            OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                     463,082,952.6200                97.71%
Operations Center
3rd Floor, North Annex
4100 W. 150th Street
Cleveland, OH  44135-1389


TREASURY PLUS MONEY MARKET FUND                       OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS A SHARES)                                                                   SHARES OWNED

Bear Stearns Securities Corp.                            183,061.5100                  16.41%
FBO 027-00887-19
1 Metrotech Center North
Brooklyn, NY  11201-3870

Bear Stearns Securities Corp.                            573,798.6300                  51.44%
FBO 027-00846-19
1 Metrotech Center North
Brooklyn, NY  11201-3870

Bear Stearns Securities Corp.                            133,097.0300                  11.93%
FBO 028-00297-11
1 Metrotech Center North
Brooklyn, NY  11201-3870

Bear Stearns Securities Corp.                            103,191.1500                   9.25%
FBO 028-00175-18
1 Metrotech Center North
Brooklyn, NY  11201-3870

Sarasota Sailing Squadron Inc.                           69,475.9600                    6.23%
P.O. Box 1927
Sarasota, FL  34230-1927


TREASURY PLUS MONEY MARKET FUND                       OUTSTANDING SHARES        PERCENTAGE OF FUND
(CLASS I SHARES)                                                                   SHARES OWNED

National City Bank                                     16,827,553.6700                  6.83%
Money Market Unit/ Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

National City Bank                                     228,241,983.0300                92.63%
Money Market Unit/ Loc 5312
4100 W. 150th Street
Cleveland, OH  44135-1389

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS


SHORT-TERM ISSUE CREDIT

         A Standard & Poor's short-term issue credit rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for short-term issues:

         "A-1" - Obligations are rated in the highest category and indicate that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

         "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

         "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         "B" - Obligations have significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "C" - Obligations are currently more vulnerable to nonpayment than obligations in higher rating categories and are dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation.

         "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Local Currency and Foreign Currency Risks - Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

         Moody's commercial paper ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. These obligations have an original maturity not exceeding one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

         "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

         "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

         "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

         "Not Prime" - Issuers do not fall within any of the Prime rating categories.

         Fitch short-term ratings apply to time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner. The following summarizes the rating categories used by Fitch for short-term obligations:

         "F1" - Securities possess the highest credit quality. This designation indicates the strongest capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

         "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

         "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


         "B" - Securities possess speculative credit quality. This designation indicates minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

         "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is solely reliant upon a sustained, favorable business and economic environment.

         "D" - Securities are in actual or imminent payment default.

         "+" or "-" may be appended to a rating other than "F1" to denote relative status within major rating categories.

         "NR" - indicates that Fitch does not rate the issuer or issue in question.

         "Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

         The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

         "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

         "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

         "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

         "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

         Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

         "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

         "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

         "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

         "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

         "C" - A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A "C" will also be assigned to a preferred stock issue in arrears on dividends on sinking fund payments, but that is currently paying.

         "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payment will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

         - PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

         "r" - This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are-not addressed in the credit rating.

         "N.R." - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard and Poor's does not rate a particular obligation as a matter of policy.

         The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

         "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

         "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the "Aaa" securities.

         "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         "Ba" - Bonds are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         "B" - Bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

         "Caa" - Bonds are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         "Ca" - Bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         "C" - Bonds are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

         Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.


The following summarizes long-term ratings used by Fitch:

         "AAA" - Securities considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

         "AA" - Securities considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

         "A" - Securities considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk. The timely payment of financial commitments is strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

         "BBB" - Securities considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

         "BB" - Securities considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

         "B" - Securities considered to be highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

         "CCC," "CC" and "C" - Securities have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

         "DDD," "DD" and "D" - Securities are in default. The ratings of obligations in these categories are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

         Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.

         "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "AAA" Long-term rating category or to categories below "CCC".

         "NR" - indicates that Fitch does not rate the issuer or issue in question.

         "Withdrawn" - A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

         "Rating Watch" - Both long-term and short-term ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade, "Negative", for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

         A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are "stable" could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

MUNICIPAL NOTE RATINGS
----------------------

         A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

         "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

         "SP-2" - The issuers of these municipal notes exhibit a satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

         "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's for short-term obligations:

         "MIG-1"/"VMIG-1" - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support or demonstrated broad-based access to the market for refinancing.

         "MIG-2"/"VMIG-2" - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

         "MIG-3"/"VMIG-3" - This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

         "SG" - This designation denotes speculative-grade credit quality. Debt instruments in this category lack sufficient margins of protection.


         Fitch uses the same ratings for municipal securities as described above for other short-term credit ratings.

                                   APPENDIX B
                                   ----------

                  As stated in the Prospectus, the Small Cap Value, Equity Growth, Equity Income, Small Cap Growth, International Equity, Equity Index, Tax Managed Equity and Balanced Allocation Funds (the "Funds") may enter into certain futures transactions and options for hedging purposes. Such transactions are described in this Appendix.

INTEREST RATE FUTURES CONTRACTS

                  USE OF INTEREST RATE FUTURES CONTRACTS. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes and not for speculation. As described below, this would include the use of futures contract sales to protect against expected increases in interest rates and futures contract purchases to offset the impact of interest rate declines.

                  The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling short-term bonds and investing in long-term bonds when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.

                  DESCRIPTION OF INTEREST RATE FUTURES CONTRACTS. An interest rate futures contract sale would create an obligation by the Fund, as seller, to deliver the specific type of financial instrument called for in the contract at a specific future time for a specified price. A futures contract purchase would create an obligation by the Fund, as purchaser, to take delivery of the specific type of financial instrument at a specific future time at a specific price. The specific securities delivered or taken, respectively, at settlement date, would not be determined until at or near that date. The determination would be in accordance with the rules of the exchange on which the futures contract sale or purchase was made.

                  Although interest rate futures contracts by their terms call for actual delivery or acceptance of securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery of securities. Closing out a futures contract sale is effected by the Fund's entering into a futures contract purchase for the same aggregate amount of the specific type of financial instrument and the same delivery date. If the price of the sale exceeds the price of the offsetting purchase, the Fund is immediately paid the difference and thus realizes a gain. If the offsetting purchase price exceeds the sale price, the Fund pays the difference and realizes a loss. Similarly, the closing out of a futures contract purchase is effected by the Fund entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the Fund realizes a gain, and if the purchase price exceeds the offsetting sale price, the Fund realizes a loss.

                  Interest rate futures contracts are traded in an auction environment on the floors of several exchanges -- principally, the Chicago Board of Trade, the Chicago Mercantile Exchange and the New York Futures Exchange. The Fund would deal only in standardized contracts on recognized exchanges. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership.

                  A public market now exists in futures contracts covering various financial instruments including long-term United States Treasury Bonds and Notes; Government National Mortgage Association (GNMA) modified pass-through mortgage backed securities; three-month United States Treasury Bills; and ninety-day commercial paper. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.

                  EXAMPLE OF FUTURES CONTRACT SALE. The Fund may engage in an interest rate futures contract sale to maintain the income advantage from continued holding of a long-term bond while endeavoring to avoid part or all of the loss in market value that would otherwise accompany a decline in long-term securities prices. Assume that the market value of a certain security held by the Fund tends to move in concert with the futures market prices of long-term United States Treasury bonds ("Treasury bonds"). The adviser wants to fix the current market value of this fund security until some point in the future. Assume the fund security has a market value of 100, and the adviser believes that because of an anticipated rise in interest rates, the value will decline to
95. The Fund might enter into futures contract sales of Treasury bonds for a equivalent of 98. If the market value of the fund security does indeed decline from 100 to 95, the equivalent futures market price for the Treasury bonds might also decline from 98 to 93.

                  In that case, the five point loss in the market value of the fund security would be offset by the five point gain realized by closing out the futures contract sale. Of course, the futures market price of Treasury bonds might well decline to more than 93 or to less than 93 because of the imperfect correlation between cash and futures prices mentioned below.

                  The adviser could be wrong in its forecast of interest rates and the equivalent futures market price could rise above 98. In this case, the market value of the fund securities, including the fund security being protected, would increase. The benefit of this increase would be reduced by the loss realized on closing out the futures contract sale.

                  If interest rate levels did not change, the Fund in the above example might incur a loss (which might be reduced by a offsetting transaction prior to the settlement date). In each transaction, transaction expenses would also be incurred.

                  EXAMPLE OF FUTURES CONTRACT PURCHASE. The Fund may engage in an interest rate futures contract purchase when it is not fully invested in long-term bonds but wishes to defer for a time the purchase of long-term bonds in light of the availability of advantageous interim investments, e.g., shorter term securities whose yields are greater than those available on long-term bonds. The Fund's basic motivation would be to maintain for a time the income advantage from investing in the short-term securities; the Fund would be endeavoring at the same time to eliminate the effect of all or part of a expected increase in market price of the long-term bonds that the Fund may purchase.

                  For example, assume that the market price of a long-term bond that the Fund may purchase, currently yielding 10%, tends to move in concert with futures market prices of Treasury bonds. The adviser wishes to fix the current market price (and thus 10% yield) of the long-term bond until the time (four months away in this example) when it may purchase the bond. Assume the long-term bond has a market price of 100, and the adviser believes that, because of an anticipated fall in interest rates, the price will have risen to 105 (and the yield will have dropped to about 9 1/2%) in four months. The Fund might enter into futures contracts purchases of Treasury bonds for an equivalent price of 98. At the same time, the Fund would assign a pool of investments in short-term securities that are either maturing in four months or earmarked for sale in four months, for purchase of the long-term bond at an assumed market price of 100. Assume these short-term securities are yielding 15%. If the market price of the long-term bond does indeed rise from 100 to 105, the equivalent futures market price for Treasury bonds might also rise from 98 to 103. In that case, the 5 point increase in the price that the Fund pays for the long-term bond would be offset by the 5 point gain realized by closing out the futures contract purchase.

                  The adviser could be wrong in its forecast of interest rates; long-term interest rates might rise to above 10%; and the equivalent futures market price could fall below 98. If short-term rates at the same time fall to 10% or below, it is possible that the Fund would continue with its purchase program for long-term bonds. The market price of available long-term bonds would have decreased. The benefit of this price decrease, and thus yield increase, will be reduced by the loss realized on closing out the futures contract purchase.

                  If, however, short-term rates remained above available long-term rates, it is possible that the Fund would discontinue its purchase program for long-term bonds. The yield on short-term securities in the Fund, including those originally in the pool assigned to the particular long-term bond, would remain higher than yields on long-term bonds. The benefit of this continued incremental income will be reduced by the loss realized on closing out the futures contract purchase. In each transaction, expenses would also be incurred.

INDEX FUTURES CONTRACTS

                  GENERAL. A bond or stock index assigns relative values to the bonds or stocks included in the index which fluctuates with changes in the market values of the bonds or stocks included. Some stock index futures contracts are based on broad market indexes, such as the Standard & Poor's Ratings Group 500 or the New York Stock Exchange Composite Index. In contrast, certain exchanges offer futures contracts on narrower market indexes or indexes based on an industry or market segment, such as oil and gas stocks.

                  Futures contracts are traded on organized exchanges regulated by the Commodity Futures Trading Commission. Transactions on such exchanges are cleared through a clearing corporation, which guarantees the performance of the parties to each contract.

                  The Fund may sell index futures contracts in order to offset a decrease in market value of its fund securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its fund as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase index futures contracts in anticipation of purchases of securities. A long futures position may be terminated without a corresponding purchase of securities.

                  In addition, the Fund may utilize index futures contracts in anticipation of changes in the composition of its fund holdings. For example, in the event that the Fund expects to narrow the range of industry groups represented in its holdings it may, prior to making purchases of the actual securities, establish a long futures position based on a more restricted index, such as an index comprised of securities of a particular industry group. The Fund may also sell futures contracts in connection with this strategy, in order to protect against the possibility that the value of the securities to be sold as part of the restructuring of the fund will decline prior to the time of sale.

MARGIN PAYMENTS

                  Unlike purchase or sales of fund securities, no price is paid or received by the Fund upon the purchase or sale of a futures contract. Initially, the Fund will be required to deposit with the broker or in a segregated account with the Custodian or a subcustodian an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds by the customer to finance the transactions. Rather, the initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract assuming all contractual obligations have been satisfied. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates making the long and short positions in the futures contract more or less valuable, a process known as marking-to-the-market. For example, when the Fund has purchased a futures contract and the price of the contract has risen in response to a rise in the underlying instruments, that position will have increased in value and the Fund will be entitled to receive from the broker a variation margin payment equal to that increase in value. Conversely, where the Fund has purchased a futures contract and the price of the future contract has declined in response to a decrease in the underlying instruments, the position would be less valuable and the Fund would be required to make a variation margin payment to the broker. At any time prior to expiration of the futures contract, the adviser may elect to close the position by taking an opposite position, subject to the availability of a secondary market, which will operate to terminate the Fund's position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or gain.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS

                  There are several risks in connection with the use of futures by the Fund as hedging devices. One risk arises because of the imperfect correlation between movements in the price of the futures and movements in the price of the instruments which are the subject of the hedge. The price of the future may move more than or less than the price of the instruments being hedged. If the price of the futures moves less than the price of the instruments which are the subject of the hedge, the hedge will not be fully effective but, if the price of the instruments being hedged has moved in an unfavorable direction, the Fund would be in a better position than if it had not hedged at all. If the price of the instruments being hedged has moved in a favorable direction, this advantage will be partially offset by the loss on the futures. If the price of the futures moves more than the price of the hedged instruments, the Fund will experience either a loss or gain on the futures which will not be completely offset by movements in the price of the instruments which are the subject of the hedge. To compensate for the imperfect correlation of movements in the price of instruments being hedged and movements in the price of futures contracts, the Fund may buy or sell futures contracts in a greater dollar amount than the dollar amount of instruments being hedged if the volatility over a particular time period of the prices of such instruments has been greater than the volatility over such time period of the futures, or if otherwise deemed to be appropriate by the advisers. Conversely, the Fund may buy or sell fewer futures contracts if the volatility over a particular time period of the prices of the instruments being hedged is less than the volatility over such time period of the futures contract being used, or if otherwise deemed to be appropriate by the adviser.

                  Where futures are purchased to hedge against a possible increase in the price of securities before the Fund is able to invest its cash (or cash equivalents) in an orderly fashion, it is possible that the market may decline instead; if the Fund then concludes not to invest its cash at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of the instruments that were to be purchased.

                  In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures and the instruments being hedged, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through off-setting transactions which could distort the normal relationship between the cash and futures markets. Second, with respect to financial futures contracts, the liquidity of the futures market depends on participants entering into off-setting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced thus producing distortions. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the advisers may still not result in a successful hedging transaction over a short time frame.

                  Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance that a liquid secondary market on any exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures investment position, and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge fund securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, as described above, there is no guarantee that the price of the securities will in fact correlate with the price movements in the futures contract and thus provide an offset on a futures contract.

                  Further, it should be noted that the liquidity of a secondary market in a futures contract may be adversely affected by "daily price fluctuation limits" established by commodity exchanges which limit the amount of fluctuation in a futures contract price during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open futures positions. The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

                  Successful use of futures by the Fund is also subject to the adviser's ability to predict correctly movements in the direction of the market. For example, if the Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market. The Fund may have to sell securities at a time when it may be disadvantageous to do so.

OPTIONS ON FUTURES CONTRACTS

                  The Fund may purchase and write options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss. The Fund will be required to deposit initial margin and variation margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above. Net option premiums received will be included as initial margin deposits.

                  Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase or sale of an option also entails the risk that changes in the value of the underlying futures contract will not correspond to changes in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the securities being hedged, an option may or may not be less risky than ownership of the futures contract or such securities. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to the Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

OTHER MATTERS

                  Accounting for futures contracts will be in accordance with generally accepted accounting principles.